UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2016

This report on Form N-CSR relates solely to the Registrant’s to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity Advisor Income Replacement Funds℠ 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042
Class A, Class T, Class C and Class I

Annual Report

July 31, 2016

Each Class A, Class T, Class C and Class I are classes of Fidelity Income Replacement Funds℠

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Income Replacement 2016 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2018 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2020 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2022 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2024 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2026 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2028 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2030 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2032 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2034 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2036 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2038 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2040 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2042 Fund℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Income Replacement 2016 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(5.76)%	0.80%	1.62%
Class T (incl. 3.50% sales charge)	(3.74)%	1.03%	1.63%
Class C (incl. contingent deferred sales charge)	(1.74)%	1.24%	1.53%
Class I	0.24%	2.26%	2.55%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$28,847	Fidelity Advisor Income Replacement 2016 Fund℠ - Class A
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2018 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(4.93)%	2.17%	2.42%
Class T (incl. 3.50% sales charge)	(2.88)%	2.40%	2.43%
Class C (incl. contingent deferred sales charge)	(0.86)%	2.61%	2.33%
Class I	1.14%	3.64%	3.36%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$30,938	Fidelity Advisor Income Replacement 2018 Fund℠ - Class A
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(3.90)%	3.24%	2.98%
Class T (incl. 3.50% sales charge)	(1.85)%	3.47%	3.00%
Class C (incl. contingent deferred sales charge)	0.23%	3.69%	2.89%
Class I	2.24%	4.73%	3.93%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$32,497	Fidelity Advisor Income Replacement 2020 Fund℠ - Class A
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2022 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(3.75)%	3.93%	3.37%
Class T (incl. 3.5% sales charge)	(1.71)%	4.18%	3.40%
Class C (incl. contingent deferred sales charge)	0.34%	4.38%	3.28%
Class I	2.37%	5.43%	4.32%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$33,618	Fidelity Advisor Income Replacement 2022 Fund℠ - Class A
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2024 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(3.87)%	4.41%	3.63%
Class T (incl. 3.50% sales charge)	(1.84)%	4.64%	3.64%
Class C (incl. contingent deferred sales charge)	0.24%	4.86%	3.53%
Class I	2.26%	5.92%	4.58%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$34,358	Fidelity Advisor Income Replacement 2024 Fund℠ - Class A
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2026 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(3.98)%	4.72%	3.75%
Class T (incl. 3.5% sales charge)	(1.93)%	4.95%	3.76%
Class C (incl. contingent deferred sales charge)	0.13%	5.18%	3.66%
Class I	2.14%	6.23%	4.70%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$34,714	Fidelity Advisor Income Replacement 2026 Fund℠ - Class A
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2028 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(4.07)%	4.94%	3.85%
Class T (incl. 3.50% sales charge)	(2.04)%	5.17%	3.86%
Class C (incl. contingent deferred sales charge)	0.04%	5.39%	3.76%
Class I	2.03%	6.46%	4.80%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$35,011	Fidelity Advisor Income Replacement 2028 Fund℠ - Class A
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2030 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(4.18)%	5.10%	3.92%
Class T (incl. 3.50% sales charge)	(2.12)%	5.34%	3.94%
Class C (incl. contingent deferred sales charge)	(0.06)%	5.56%	3.83%
Class I	1.93%	6.62%	4.87%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$35,226	Fidelity Advisor Income Replacement 2030 Fund℠ - Class A
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2032 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(4.28)%	5.24%	3.95%
Class T (incl. 3.50% sales charge)	(2.23)%	5.47%	3.96%
Class C (incl. contingent deferred sales charge)	(0.17)%	5.70%	3.86%
Class I	1.82%	6.76%	4.90%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$35,325	Fidelity Advisor Income Replacement 2032 Fund℠ - Class A
$45,231	S&P 500® Index

Fidelity Income Replacement 2034 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(4.36)%	5.33%	3.94%
Class T (incl. 3.50% sales charge)	(2.32)%	5.56%	3.95%
Class C (incl. contingent deferred sales charge)	(0.24)%	5.79%	3.85%
Class I	1.73%	6.86%	4.89%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$35,289	Fidelity Advisor Income Replacement 2034 Fund℠ - Class A
$45,231	S&P 500® Index

Fidelity Income Replacement 2036 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(4.46)%	5.43%	3.96%
Class T (incl. 3.50% sales charge)	(2.43)%	5.67%	3.98%
Class C (incl. contingent deferred sales charge)	(0.38)%	5.89%	3.87%
Class I	1.67%	6.99%	4.93%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$35,368	Fidelity Advisor Income Replacement 2036 Fund℠ - Class A
$45,231	S&P 500® Index

Fidelity Income Replacement 2038 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(4.55)%	5.55%	3.72%
Class T (incl. 3.50% sales charge)	(2.52)%	5.78%	3.75%
Class C (incl. contingent deferred sales charge)	(0.47)%	6.00%	3.66%
Class I	1.52%	7.07%	4.70%

 A From December 31, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund℠ - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$34,203	Fidelity Advisor Income Replacement 2038 Fund℠ - Class A
$44,602	S&P 500® Index

Fidelity Income Replacement 2040 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(4.66)%	5.71%	3.87%
Class T (incl. 3.50% sales charge)	(2.64)%	5.93%	3.89%
Class C (incl. contingent deferred sales charge)	(0.59)%	6.16%	3.80%
Class I	1.41%	7.23%	4.85%

 A From December 31, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund℠ - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$34,629	Fidelity Advisor Income Replacement 2040 Fund℠ - Class A
$44,602	S&P 500® Index

Fidelity Income Replacement 2042 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(4.77)%	5.90%	3.99%
Class T (incl. 3.50% sales charge)	(2.75)%	6.13%	4.01%
Class C (incl. contingent deferred sales charge)	(0.69)%	6.36%	3.93%
Class I	1.27%	7.42%	4.97%

 A From December 31, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund℠ - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$34,977	Fidelity Advisor Income Replacement 2042 Fund℠ - Class A
$44,602	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:   The MSCI ACWI (All Country World Index) Index returned -0.03% for the year ending July 31, 2016. Following an autumn 2015 surge, investors entered 2016 facing fears of economic slowdown in China, coupled with persistent commodity weakness and U.S.-dollar strength. A volatile February saw central banks in Europe, Japan and China move aggressively to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stocks seemed well on the road to recovery until the U.K.’s late-June vote in favor of exiting the European Union ignited a near-tumult in global markets, followed by an almost equally sharp recovery. Regionally, the U.S. (+5%) fared best, aided by relatively healthy job growth and corporate fundamentals, especially in the technology sector. Canada (+1%) also held up relatively well. The U.K. (-11%) and Europe (-9%) posted the worst results, beset by a variety of stressors. Emerging markets (-1%) generally tracked the larger index. Among sectors, volatility and a scarcity of yield aided traditionally defensive and dividend-rich sectors such as utilities (+10%) and consumer staples (+8%), although the more growth-oriented information technology sector (+9%) also outperformed. Materials (+4%) and energy (-1%) rose from early 2016 lows, buoyed by a rebound in commodities prices. Health care (-4%) suffered a setback amid biotech weakness and drug-price scrutiny. Financials (-10%), the largest index sector, brought up the rear. In fixed income, the Barclays® U.S. Aggregate Bond Index returned 5.94%, surging late in the period as demand for risk assets improved and credit spreads tightened. Meanwhile, U.S. Treasury Inflation-Protected Securities modestly lagged the Barclays index amid low inflation expectations; U.S. corporate high-yield bonds also lagged, according to Barclays. Conversely, emerging-markets debt, as tracked by J.P. Morgan, delivered gains in the low double digits.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  With the exception of Fidelity Income Replacement 2016 Fund℠, share classes of each Fund recorded a gain of about 1% to 2% for the year ending July 31, 2016 (excluding sales charges, if applicable), with mixed results versus respective peer averages. Overall, intra-asset-class allocation decisions – weightings among underlying funds – detracted versus asset-class benchmarks. The Funds’ equity allocation, in aggregate, underperformed the asset-class benchmark. Within the asset class, the U.S.-focused Fidelity® Series 100 Index Fund aided results. Conversely, Fidelity® Blue Chip Growth Fund and the non-U.S. Fidelity Advisor® International Discovery Fund underperformed their respective fund-level benchmarks. The Funds’ core fixed-income holdings, in aggregate, lagged the Barclays® U.S. Aggregate Bond Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Income Replacement 2016 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	95.3	0.0
Fidelity Short-Term Bond Fund	2.4	5.2
Fidelity Series Broad Market Opportunities Fund	0.5	0.7
Fidelity Equity-Income Fund	0.5	0.6
Fidelity Large Cap Stock Fund	0.4	0.5
Fidelity Advisor Mid Cap II Fund Class I	0.3	0.5
Fidelity Series 100 Index Fund	0.3	0.4
Fidelity Blue Chip Growth Fund	0.3	0.4
Fidelity Series Small Cap Opportunities Fund	0.0	0.1
	100.0	8.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	2.3%
Short-Term Funds	97.7%

Six months ago
Domestic Equity Funds	3.2%
Short-Term Funds	96.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2016 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 2.3%
	Shares	Value
Domestic Equity Funds - 2.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	1,637	$31,193
Fidelity Blue Chip Growth Fund (a)	408	28,358
Fidelity Equity-Income Fund (a)	816	44,427
Fidelity Large Cap Stock Fund (a)	1,206	33,084
Fidelity Series 100 Index Fund (a)	1,987	28,358
Fidelity Series Broad Market Opportunities Fund (a)	3,349	51,044
Fidelity Series Small Cap Opportunities Fund (a)	365	4,726
TOTAL DOMESTIC EQUITY FUNDS
(Cost $123,442)		221,190

Short-Term Funds - 97.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	9,007,344	9,007,344
Fidelity Short-Term Bond Fund (a)	25,869	224,026
TOTAL SHORT-TERM FUNDS
(Cost $9,214,436)		9,231,370
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,337,878)		9,452,560
NET OTHER ASSETS (LIABILITIES) - 0.0%		(116)
NET ASSETS - 100%		$9,452,444

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$52,219	$45,744	$62,481	$68	$31,193
Fidelity Blue Chip Growth Fund	48,850	42,876	58,590	19	28,358
Fidelity Equity-Income Fund	74,959	65,534	90,825	1,930	44,427
Fidelity Government Income Fund	35,374	10,317	45,336	168	-
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	13,311,868	4,304,524	11,836	9,007,344
Fidelity Investments Money Market Portfolio Institutional Class	6,556,828	7,355,782	13,912,609	13,613	-
Fidelity Large Cap Stock Fund	56,430	48,515	68,752	681	33,084
Fidelity Series 100 Index Fund	48,850	39,880	61,446	1,185	28,358
Fidelity Series Broad Market Opportunities Fund	85,908	74,999	105,409	352	51,044
Fidelity Series Small Cap Opportunities Fund	7,580	7,119	9,357	29	4,726
Fidelity Short-Term Bond Fund	1,314,734	693,223	1,785,777	7,578	224,026
Fidelity Strategic Real Return Fund	35,374	10,184	44,090	231	-
Fidelity Total Bond Fund	105,280	31,206	134,307	948	-
Total	$8,422,386	$21,737,247	$20,683,503	$38,638	$9,452,560

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

At period end, the Fund has greater than 75% of its net assets invested in the Fidelity Investments Money Market Government Portfolio, an open-ended management investment company subject to Rule 2a-7 under the Investment Company Act and is managed by an affiliate of the investment adviser. A complete unaudited list of holdings for the Fidelity Investments Money Market Government Portfolio is available upon request or at the Securities and Exchange Commission website at www.sec.gov.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2016 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $9,337,878) — See accompanying schedule		$9,452,560
Cash		1
Receivable for investments sold		73,823
Receivable for fund shares sold		400
Total assets		9,526,784
Liabilities
Payable for investments purchased	$72,725
Payable for fund shares redeemed	1,504
Distribution and service plan fees payable	111
Total liabilities		74,340
Net Assets		$9,452,444
Net Assets consist of:
Paid in capital		$9,320,180
Undistributed net investment income		928
Accumulated undistributed net realized gain (loss) on investments		16,654
Net unrealized appreciation (depreciation) on investments		114,682
Net Assets		$9,452,444
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($52,577 ÷ 1,032.50 shares)		$50.92
Maximum offering price per share (100/94.25 of $50.92)		$54.03
Class T:
Net Asset Value and redemption price per share ($85,899 ÷ 1,691.50 shares)		$50.78
Maximum offering price per share (100/96.50 of $50.78)		$52.62
Class C:
Net Asset Value and offering price per share ($74,360 ÷ 1,484.70 shares)(a)		$50.08
Income Replacement 2016:
Net Asset Value, offering price and redemption price per share ($9,225,436 ÷ 181,223.90 shares)		$50.91
Class I:
Net Asset Value, offering price and redemption price per share ($14,172 ÷ 278.37 shares)		$50.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$38,638
Expenses
Distribution and service plan fees	$1,920
Independent trustees' fees and expenses	48
Total expenses before reductions	1,968
Expense reductions	(48)	1,920
Net investment income (loss)		36,718
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	37,427
Capital gain distributions from underlying funds	15,959
Total net realized gain (loss)		53,386
Change in net unrealized appreciation (depreciation) on underlying funds		(60,994)
Net gain (loss)		(7,608)
Net increase (decrease) in net assets resulting from operations		$29,110

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,718	$22,501
Net realized gain (loss)	53,386	134,883
Change in net unrealized appreciation (depreciation)	(60,994)	(110,667)
Net increase (decrease) in net assets resulting from operations	29,110	46,717
Distributions to shareholders from net investment income	(36,393)	(22,389)
Distributions to shareholders from net realized gain	(57,438)	(140,708)
Total distributions	(93,831)	(163,097)
Share transactions - net increase (decrease)	1,095,176	3,544,235
Total increase (decrease) in net assets	1,030,455	3,427,855
Net Assets
Beginning of period	8,421,989	4,994,134
End of period	$9,452,444	$8,421,989
Other Information
Undistributed net investment income end of period	$928	$603

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$51.27	$52.48	$51.49	$50.46	$49.82
Income from Investment Operations
Net investment income (loss)A	.054	.127	.305	.500	.736
Net realized and unrealized gain (loss)	(.063)	.307	1.012	1.219	.842
Total from investment operations	(.009)	.434	1.317	1.719	1.578
Distributions from net investment income	(.041)	(.104)	(.287)	(.487)	(.733)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.341)	(1.644)	(.327)	(.689)	(.938)
Net asset value, end of period	$50.92	$51.27	$52.48	$51.49	$50.46
Total ReturnB,C	(.02)%	.84%	2.56%	3.43%	3.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.11%	.25%	.59%	.98%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$53	$96	$185	$331	$886
Portfolio turnover rateD	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$51.21	$52.48	$51.50	$50.47	$49.81
Income from Investment Operations
Net investment income (loss)A	(.073)	(.003)	.175	.372	.612
Net realized and unrealized gain (loss)	(.055)	.303	1.006	1.225	.847
Total from investment operations	(.128)	.300	1.181	1.597	1.459
Distributions from net investment income	(.002)	(.030)	(.161)	(.365)	(.594)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.302)	(1.570)	(.201)	(.567)	(.799)
Net asset value, end of period	$50.78	$51.21	$52.48	$51.50	$50.47
Total ReturnB,C	(.25)%	.58%	2.30%	3.18%	2.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.14)%	(.01)%	.34%	.73%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$86	$102	$120	$135	$194
Portfolio turnover rateD	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$50.76	$52.26	$51.41	$50.45	$49.83
Income from Investment Operations
Net investment income (loss)A	(.324)	(.259)	(.085)	.116	.364
Net realized and unrealized gain (loss)	(.056)	.299	1.014	1.225	.837
Total from investment operations	(.380)	.040	.929	1.341	1.201
Distributions from net investment income	–	–	(.039)	(.179)	(.376)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.300)	(1.540)	(.079)	(.381)	(.581)
Net asset value, end of period	$50.08	$50.76	$52.26	$51.41	$50.45
Total ReturnB,C	(.75)%	.07%	1.81%	2.67%	2.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.64)%	(.50)%	(.16)%	.23%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$74	$296	$443	$575	$891
Portfolio turnover rateD	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$51.25	$52.47	$51.49	$50.46	$49.83
Income from Investment Operations
Net investment income (loss)A	.181	.255	.435	.627	.859
Net realized and unrealized gain (loss)	(.050)	.300	1.007	1.229	.838
Total from investment operations	.131	.555	1.442	1.856	1.697
Distributions from net investment income	(.171)	(.235)	(.422)	(.624)	(.862)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.471)	(1.775)	(.462)	(.826)	(1.067)
Net asset value, end of period	$50.91	$51.25	$52.47	$51.49	$50.46
Total ReturnB	.26%	1.08%	2.81%	3.71%	3.48%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	.36%	.50%	.84%	1.23%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$9,225	$7,910	$4,225	$5,262	$6,124
Portfolio turnover rateC	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$51.26	$52.47	$51.49	$50.46	$49.83
Income from Investment Operations
Net investment income (loss)A	.182	.255	.435	.628	.861
Net realized and unrealized gain (loss)	(.061)	.310	1.007	1.228	.836
Total from investment operations	.121	.565	1.442	1.856	1.697
Distributions from net investment income	(.171)	(.235)	(.422)	(.624)	(.862)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.471)	(1.775)	(.462)	(.826)	(1.067)
Net asset value, end of period	$50.91	$51.26	$52.47	$51.49	$50.46
Total ReturnB	.24%	1.10%	2.81%	3.71%	3.48%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	.36%	.50%	.84%	1.23%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$14	$18	$21	$30	$49
Portfolio turnover rateC	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2018 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	53.8	0.0
Fidelity Short-Term Bond Fund	28.1	26.5
Fidelity Total Bond Fund	6.3	10.2
Fidelity Strategic Real Return Fund	2.1	3.4
Fidelity Government Income Fund	2.1	3.4
Fidelity Series Broad Market Opportunities Fund	1.8	2.2
Fidelity Equity-Income Fund	1.5	1.9
Fidelity Large Cap Stock Fund	1.1	1.4
Fidelity Advisor Mid Cap II Fund Class I	1.1	1.4
Fidelity Series 100 Index Fund	1.0	1.3
	98.9	51.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.6%
Investment Grade Fixed-Income Funds	10.5%
Short-Term Funds	81.9%

Six months ago
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.0%
Short-Term Funds	73.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2018 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 7.6%
	Shares	Value
Domestic Equity Funds - 7.6%
Fidelity Advisor Mid Cap II Fund Class I (a)	2,751	$52,411
Fidelity Blue Chip Growth Fund (a)	705	48,982
Fidelity Equity-Income Fund (a)	1,376	74,943
Fidelity Large Cap Stock Fund (a)	2,053	56,330
Fidelity Series 100 Index Fund (a)	3,433	48,982
Fidelity Series Broad Market Opportunities Fund (a)	5,657	86,209
Fidelity Series Small Cap Opportunities Fund (a)	568	7,347
TOTAL DOMESTIC EQUITY FUNDS
(Cost $266,469)		375,204

Fixed-Income Funds - 10.5%
Investment Grade Fixed-Income Funds - 10.5%
Fidelity Government Income Fund (a)	9,568	102,373
Fidelity Strategic Real Return Fund (a)	11,607	102,373
Fidelity Total Bond Fund (a)	28,351	307,608
TOTAL FIXED-INCOME FUNDS
(Cost $496,178)		512,354

Short-Term Funds - 81.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	2,633,775	2,633,775
Fidelity Short-Term Bond Fund (a)	158,994	1,376,889
TOTAL SHORT-TERM FUNDS
(Cost $3,991,673)		4,010,664
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,754,320)		4,898,222
NET OTHER ASSETS (LIABILITIES) - 0.0%		(494)
NET ASSETS - 100%		$4,897,728

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$101,827	$37,829	$81,574	$103	$52,411
Fidelity Blue Chip Growth Fund	94,554	36,291	75,617	32	48,982
Fidelity Equity-Income Fund	144,861	55,211	117,394	3,083	74,943
Fidelity Government Income Fund	278,812	81,931	259,929	3,470	102,373
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	3,333,298	699,523	3,246	2,633,775
Fidelity Investments Money Market Portfolio Institutional Class	2,450,520	1,180,260	3,630,780	3,496	-
Fidelity Large Cap Stock Fund	109,101	40,305	89,327	1,037	56,330
Fidelity Series 100 Index Fund	94,554	30,848	78,841	1,675	48,982
Fidelity Series Broad Market Opportunities Fund	166,681	61,804	136,693	529	86,209
Fidelity Series Small Cap Opportunities Fund	14,547	5,280	11,575	47	7,347
Fidelity Short-Term Bond Fund	1,489,828	730,330	855,085	14,074	1,376,889
Fidelity Strategic Real Return Fund	278,813	80,198	252,303	3,696	102,373
Fidelity Total Bond Fund	837,043	251,505	783,513	18,622	307,608
Total	$6,061,141	$5,925,090	$7,072,154	$53,110	$4,898,222

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2018 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $4,754,320) — See accompanying schedule		$4,898,222
Cash		3
Receivable for investments sold		93,080
Total assets		4,991,305
Liabilities
Payable for investments purchased	$93,084
Distribution and service plan fees payable	493
Total liabilities		93,577
Net Assets		$4,897,728
Net Assets consist of:
Paid in capital		$4,833,932
Undistributed net investment income		790
Accumulated undistributed net realized gain (loss) on investments		(80,896)
Net unrealized appreciation (depreciation) on investments		143,902
Net Assets		$4,897,728
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($482,996 ÷ 8,770.60 shares)		$55.07
Maximum offering price per share (100/94.25 of $55.07)		$58.43
Class T:
Net Asset Value and redemption price per share ($257,445 ÷ 4,673.70 shares)		$55.08
Maximum offering price per share (100/96.50 of $55.08)		$57.08
Class C:
Net Asset Value and offering price per share ($320,593 ÷ 5,852.89 shares)(a)		$54.78
Income Replacement 2018:
Net Asset Value, offering price and redemption price per share ($3,609,392 ÷ 65,527.30 shares)		$55.08
Class I:
Net Asset Value, offering price and redemption price per share ($227,302 ÷ 4,126.20 shares)		$55.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$53,110
Expenses
Distribution and service plan fees	$7,253
Independent trustees' fees and expenses	25
Total expenses before reductions	7,278
Expense reductions	(25)	7,253
Net investment income (loss)		45,857
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	87,677
Capital gain distributions from underlying funds	30,115
Total net realized gain (loss)		117,792
Change in net unrealized appreciation (depreciation) on underlying funds		(103,534)
Net gain (loss)		14,258
Net increase (decrease) in net assets resulting from operations		$60,115

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,857	$58,048
Net realized gain (loss)	117,792	198,431
Change in net unrealized appreciation (depreciation)	(103,534)	(126,215)
Net increase (decrease) in net assets resulting from operations	60,115	130,264
Distributions to shareholders from net investment income	(46,006)	(58,273)
Distributions to shareholders from net realized gain	(2,469)	(6,904)
Total distributions	(48,475)	(65,177)
Share transactions - net increase (decrease)	(1,174,262)	(1,203,751)
Total increase (decrease) in net assets	(1,162,622)	(1,138,664)
Net Assets
Beginning of period	6,060,350	7,199,014
End of period	$4,897,728	$6,060,350
Other Information
Undistributed net investment income end of period	$790	$939

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$54.99	$54.46	$52.45	$50.59	$49.87
Income from Investment Operations
Net investment income (loss)A	.374	.437	.588	.719	.774
Net realized and unrealized gain (loss)	.101	.583	2.080	2.135	.909
Total from investment operations	.475	1.020	2.668	2.854	1.683
Distributions from net investment income	(.371)	(.432)	(.579)	(.705)	(.765)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.395)	(.490)	(.658)	(.994)	(.963)
Net asset value, end of period	$55.07	$54.99	$54.46	$52.45	$50.59
Total ReturnB,C	.87%	1.88%	5.11%	5.70%	3.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.69%	.79%	1.10%	1.39%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$483	$567	$868	$774	$762
Portfolio turnover rateD	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.00	$54.48	$52.48	$50.62	$49.90
Income from Investment Operations
Net investment income (loss)A	.238	.299	.454	.589	.651
Net realized and unrealized gain (loss)	.101	.573	2.085	2.133	.909
Total from investment operations	.339	.872	2.539	2.722	1.560
Distributions from net investment income	(.235)	(.294)	(.460)	(.573)	(.642)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.259)	(.352)	(.539)	(.862)	(.840)
Net asset value, end of period	$55.08	$55.00	$54.48	$52.48	$50.62
Total ReturnB,C	.64%	1.60%	4.86%	5.43%	3.19%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.44%	.54%	.85%	1.14%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$257	$357	$444	$101	$128
Portfolio turnover rateD	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$54.80	$54.36	$52.38	$50.56	$49.85
Income from Investment Operations
Net investment income (loss)A	(.035)	.024	.187	.330	.403
Net realized and unrealized gain (loss)	.111	.574	2.073	2.129	.912
Total from investment operations	.076	.598	2.260	2.459	1.315
Distributions from net investment income	(.072)	(.100)	(.201)	(.350)	(.407)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.096)	(.158)	(.280)	(.639)	(.605)
Net asset value, end of period	$54.78	$54.80	$54.36	$52.38	$50.56
Total ReturnB,C	.14%	1.10%	4.32%	4.90%	2.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)%	.04%	.35%	.64%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$321	$579	$787	$498	$439
Portfolio turnover rateD	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.00	$54.47	$52.46	$50.60	$49.88
Income from Investment Operations
Net investment income (loss)A	.510	.574	.722	.848	.898
Net realized and unrealized gain (loss)	.101	.582	2.081	2.135	.908
Total from investment operations	.611	1.156	2.803	2.983	1.806
Distributions from net investment income	(.507)	(.568)	(.714)	(.834)	(.888)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.531)	(.626)	(.793)	(1.123)	(1.086)
Net asset value, end of period	$55.08	$55.00	$54.47	$52.46	$50.60
Total ReturnB	1.13%	2.13%	5.38%	5.96%	3.71%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	.94%	1.04%	1.35%	1.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,609	$4,263	$4,665	$3,875	$3,904
Portfolio turnover rateC	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.00	$54.48	$52.46	$50.61	$49.89
Income from Investment Operations
Net investment income (loss)A	.510	.575	.722	.849	.891
Net realized and unrealized gain (loss)	.111	.571	2.091	2.124	.915
Total from investment operations	.621	1.146	2.813	2.973	1.806
Distributions from net investment income	(.507)	(.568)	(.714)	(.834)	(.888)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.531)	(.626)	(.793)	(1.123)	(1.086)
Net asset value, end of period	$55.09	$55.00	$54.48	$52.46	$50.61
Total ReturnB	1.14%	2.11%	5.40%	5.94%	3.71%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	.94%	1.04%	1.35%	1.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$227	$295	$434	$491	$470
Portfolio turnover rateC	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	28.1	0.0
Fidelity Short-Term Bond Fund	20.8	18.9
Fidelity Total Bond Fund	20.5	23.6
Fidelity Strategic Real Return Fund	6.8	7.8
Fidelity Government Income Fund	6.8	7.8
Fidelity Series Broad Market Opportunities Fund	3.9	4.5
Fidelity Equity-Income Fund	3.4	3.9
Fidelity Large Cap Stock Fund	2.6	3.0
Fidelity Advisor Mid Cap II Fund Class I	2.4	2.8
Fidelity Series 100 Index Fund	2.2	2.5
	97.5	74.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

Six months ago
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2020 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 17.0%
	Shares	Value
Domestic Equity Funds - 17.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	12,266	$233,659
Fidelity Blue Chip Growth Fund (a)	3,124	216,969
Fidelity Equity-Income Fund (a)	6,111	332,817
Fidelity Large Cap Stock Fund (a)	9,124	250,349
Fidelity Series 100 Index Fund (a)	15,205	216,969
Fidelity Series Broad Market Opportunities Fund(a)	25,124	382,887
Fidelity Series Small Cap Opportunities Fund (a)	2,580	33,380
TOTAL EQUITY FUNDS
(Cost $1,114,206)		1,667,030

Fixed-Income Funds - 34.1%
Investment Grade Fixed-Income Funds - 34.1%
Fidelity Government Income Fund (a)	62,668	670,542
Fidelity Strategic Real Return Fund (a)	76,025	670,543
Fidelity Total Bond Fund (a)	185,313	2,010,644
TOTAL FIXED-INCOME FUNDS
(Cost $3,276,467)		3,351,729

Short-Term Funds - 48.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%(a)(b)	2,759,731	2,759,731
Fidelity Short-Term Bond Fund(a)	235,464	2,039,119
TOTAL SHORT-TERM FUNDS
(Cost $4,769,426)		4,798,850
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,160,099)		9,817,609
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,013)
NET ASSETS - 100%		$9,816,596

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$72,232	$3,370	$70,817	$146	$-
Fidelity Advisor Mid Cap II Fund Class I	260,741	132,703	143,495	313	233,659
Fidelity Blue Chip Growth Fund	242,243	120,784	128,929	88	216,969
Fidelity Equity-Income Fund	372,613	180,550	199,383	9,557	332,817
Fidelity Government Income Fund	724,966	276,417	342,422	11,955	670,542
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	3,031,188	271,458	2,707	2,759,731
Fidelity Investments Money Market Portfolio Institutional Class	1,624,121	578,207	2,202,327	2,412	-
Fidelity Large Cap Stock Fund	279,240	139,841	157,972	3,416	250,349
Fidelity Series 100 Index Fund	242,243	98,472	131,441	5,095	216,969
Fidelity Series Broad Market Opportunities Fund	428,109	203,214	233,647	1,607	382,887
Fidelity Series Small Cap Opportunities Fund	36,997	19,671	20,941	137	33,380
Fidelity Short-Term Bond Fund	1,625,227	987,328	587,867	16,311	2,039,119
Fidelity Strategic Real Return Fund	724,966	279,772	334,694	12,793	670,543
Fidelity Total Bond Fund	2,174,016	830,618	1,033,297	63,855	2,010,644
Total	$8,807,714	$6,882,135	$5,858,690	$130,392	$9,817,609

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $9,160,099) — See accompanying schedule		$9,817,609
Cash		6
Receivable for investments sold		163,605
Total assets		9,981,220
Liabilities
Payable for investments purchased	$163,604
Distribution and service plan fees payable	1,020
Total liabilities		164,624
Net Assets		$9,816,596
Net Assets consist of:
Paid in capital		$9,154,424
Undistributed net investment income		2,133
Accumulated undistributed net realized gain (loss) on investments		2,529
Net unrealized appreciation (depreciation) on investments		657,510
Net Assets		$9,816,596
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,187,332 ÷ 21,458.00 shares)		$55.33
Maximum offering price per share (100/94.25 of $55.33)		$58.71
Class T:
Net Asset Value and redemption price per share ($191,824 ÷ 3,466.00 shares)		$55.34
Maximum offering price per share (100/96.50 of $55.34)		$57.35
Class C:
Net Asset Value and offering price per share ($831,525 ÷ 15,064.00 shares)(a)		$55.20
Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($7,535,915 ÷ 136,186.00 shares)		$55.34
Class I:
Net Asset Value, offering price and redemption price per share ($70,000 ÷ 1,265.00 shares)		$55.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$130,392
Expenses
Distribution and service plan fees	$12,546
Independent trustees' fees and expenses	39
Total expenses before reductions	12,585
Expense reductions	(39)	12,546
Net investment income (loss)		117,846
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	33,543
Capital gain distributions from underlying funds	89,964
Total net realized gain (loss)		123,507
Change in net unrealized appreciation (depreciation) on underlying funds		(47,102)
Net gain (loss)		76,405
Net increase (decrease) in net assets resulting from operations		$194,251

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,846	$115,657
Net realized gain (loss)	123,507	196,673
Change in net unrealized appreciation (depreciation)	(47,102)	(54,444)
Net increase (decrease) in net assets resulting from operations	194,251	257,886
Distributions to shareholders from net investment income	(117,535)	(115,567)
Distributions to shareholders from net realized gain	(191,220)	(102,328)
Total distributions	(308,755)	(217,895)
Share transactions - net increase (decrease)	1,124,392	157,956
Total increase (decrease) in net assets	1,009,888	197,947
Net Assets
Beginning of period	8,806,708	8,608,761
End of period	$9,816,596	$8,806,708
Other Information
Undistributed net investment income end of period	$2,133	$1,822

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.15	$55.94	$53.59	$50.69	$49.99
Income from Investment Operations
Net investment income (loss)A	.662	.653	.674	.770	.793
Net realized and unrealized gain (loss)	.370	.871	2.766	3.157	.884
Total from investment operations	1.032	1.524	3.440	3.927	1.677
Distributions from net investment income	(.654)	(.650)	(.670)	(.774)	(.794)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.852)	(1.314)	(1.090)	(1.027)	(.977)
Net asset value, end of period	$55.33	$56.15	$55.94	$53.59	$50.69
Total ReturnB,C	1.96%	2.76%	6.48%	7.84%	3.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.17%	1.23%	1.47%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$1,187	$1,099	$813	$411	$408
Portfolio turnover rateD	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.16	$55.95	$53.59	$50.69	$49.99
Income from Investment Operations
Net investment income (loss)A	.527	.512	.537	.639	.670
Net realized and unrealized gain (loss)	.370	.871	2.770	3.145	.885
Total from investment operations	.897	1.383	3.307	3.784	1.555
Distributions from net investment income	(.519)	(.509)	(.527)	(.631)	(.672)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.717)	(1.173)	(.947)	(.884)	(.855)
Net asset value, end of period	$55.34	$56.16	$55.95	$53.59	$50.69
Total ReturnB,C	1.71%	2.50%	6.22%	7.54%	3.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	.92%	.98%	1.22%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$192	$204	$94	$101	$189
Portfolio turnover rateD	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.02	$55.84	$53.51	$50.65	$49.97
Income from Investment Operations
Net investment income (loss)A	.255	.233	.262	.377	.422
Net realized and unrealized gain (loss)	.378	.862	2.759	3.151	.876
Total from investment operations	.633	1.095	3.021	3.528	1.298
Distributions from net investment income	(.255)	(.251)	(.271)	(.415)	(.435)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.453)	(.915)	(.691)	(.668)	(.618)
Net asset value, end of period	$55.20	$56.02	$55.84	$53.51	$50.65
Total ReturnB,C	1.21%	1.98%	5.68%	7.02%	2.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.42%	.48%	.72%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$832	$810	$563	$322	$306
Portfolio turnover rateD	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.15	$55.94	$53.59	$50.69	$50.00
Income from Investment Operations
Net investment income (loss)A	.798	.795	.813	.901	.917
Net realized and unrealized gain (loss)	.382	.866	2.762	3.160	.874
Total from investment operations	1.180	1.661	3.575	4.061	1.791
Distributions from net investment income	(.792)	(.787)	(.805)	(.908)	(.918)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.990)	(1.451)	(1.225)	(1.161)	(1.101)
Net asset value, end of period	$55.34	$56.15	$55.94	$53.59	$50.69
Total ReturnB	2.24%	3.01%	6.74%	8.11%	3.68%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.42%	1.48%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$7,536	$6,502	$7,053	$5,196	$3,945
Portfolio turnover rateC	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.15	$55.94	$53.59	$50.69	$50.00
Income from Investment Operations
Net investment income (loss)A	.800	.793	.814	.901	.917
Net realized and unrealized gain (loss)	.380	.868	2.761	3.160	.874
Total from investment operations	1.180	1.661	3.575	4.061	1.791
Distributions from net investment income	(.792)	(.787)	(.805)	(.908)	(.918)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.990)	(1.451)	(1.225)	(1.161)	(1.101)
Net asset value, end of period	$55.34	$56.15	$55.94	$53.59	$50.69
Total ReturnB	2.24%	3.01%	6.74%	8.11%	3.68%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.42%	1.48%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$70	$191	$87	$14	$13
Portfolio turnover rateC	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2022 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	25.0	24.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	15.9	0.0
Fidelity Short-Term Bond Fund	15.8	15.2
Fidelity Strategic Real Return Fund	8.4	8.2
Fidelity Government Income Fund	8.4	8.2
Fidelity Series Broad Market Opportunities Fund	5.6	6.0
Fidelity Equity-Income Fund	4.9	5.2
Fidelity Large Cap Stock Fund	3.6	3.9
Fidelity Advisor Mid Cap II Fund Class I	3.4	3.7
Fidelity Series 100 Index Fund	3.2	3.4
	94.2	78.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	31.7%

Six months ago
Domestic Equity Funds	26.1%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2022 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 26.5%
	Shares	Value
Domestic Equity Funds - 24.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	24,622	$469,055
Fidelity Blue Chip Growth Fund (a)	6,276	435,945
Fidelity Equity-Income Fund (a)	12,311	670,473
Fidelity Large Cap Stock Fund (a)	18,300	502,165
Fidelity Series 100 Index Fund (a)	30,550	435,945
Fidelity Series Broad Market Opportunities Fund (a)	50,602	771,182
Fidelity Series Small Cap Opportunities Fund (a)	5,224	67,599

TOTAL DOMESTIC EQUITY FUNDS		3,352,364

International Equity Funds - 2.2%
Fidelity Advisor International Discovery Fund Class I (a)	7,842	300,747
TOTAL EQUITY FUNDS
(Cost $3,107,829)		3,653,111

Fixed-Income Funds - 41.8%
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund (a)	107,916	1,154,703
Fidelity Strategic Real Return Fund (a)	130,919	1,154,703
Fidelity Total Bond Fund (a)	319,145	3,462,729
TOTAL FIXED-INCOME FUNDS
(Cost $5,733,208)		5,772,135

Short-Term Funds - 31.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	2,185,245	2,185,245
Fidelity Short-Term Bond Fund (a)	252,338	2,185,245
TOTAL SHORT-TERM FUNDS
(Cost $4,350,232)		4,370,490
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,191,269)		13,795,736
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149)
NET ASSETS - 100%		$13,795,587

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$395,796	$110,669	$171,758	$3,801	$300,747
Fidelity Advisor Mid Cap II Fund Class I	578,814	200,562	273,675	688	469,055
Fidelity Blue Chip Growth Fund	538,640	189,004	251,958	196	435,945
Fidelity Capital & Income Fund	59,518	3,125	60,050	575	--
Fidelity Equity-Income Fund	827,303	267,176	376,821	20,717	670,473
Fidelity Government Income Fund	1,188,875	370,443	425,116	20,207	1,154,703
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	2,464,948	279,705	2,547	2,185,245
Fidelity Investments Money Market Portfolio Institutional Class	2,142,654	425,656	2,568,310	2,960	-
Fidelity Large Cap Stock Fund	620,477	209,522	302,976	7,315	502,165
Fidelity Series 100 Index Fund	538,639	132,014	249,689	11,230	435,945
Fidelity Series Broad Market Opportunities Fund	952,291	291,793	437,023	3,532	771,182
Fidelity Series Small Cap Opportunities Fund	83,325	29,347	39,680	301	67,599
Fidelity Short-Term Bond Fund	2,142,654	711,160	685,727	20,543	2,185,245
Fidelity Strategic Income Fund	59,518	3,064	60,964	44	-
Fidelity Strategic Real Return Fund	1,188,876	344,857	383,802	21,454	1,154,703
Fidelity Total Bond Fund	3,562,162	991,540	1,163,846	107,910	3,462,729
Total	$14,879,542	$6,744,880	$7,731,100	$224,020	$13,795,736

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2022 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $13,191,269) — See accompanying schedule		$13,795,736
Receivable for investments sold		167,625
Total assets		13,963,361
Liabilities
Payable to custodian bank	$3
Payable for investments purchased	137,626
Payable for fund shares redeemed	30,000
Distribution and service plan fees payable	145
Total liabilities		167,774
Net Assets		$13,795,587
Net Assets consist of:
Paid in capital		$13,331,324
Undistributed net investment income		3,668
Accumulated undistributed net realized gain (loss) on investments		(143,872)
Net unrealized appreciation (depreciation) on investments		604,467
Net Assets		$13,795,587
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($292,692 ÷ 4,959.40 shares)		$59.02
Maximum offering price per share (100/94.25 of $59.02)		$62.62
Class T:
Net Asset Value and redemption price per share ($86,361 ÷ 1,462.00 shares)		$59.07
Maximum offering price per share (100/96.50 of $59.07)		$61.21
Class C:
Net Asset Value and offering price per share ($57,893 ÷ 982.70 shares)(a)		$58.91
Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($13,227,213 ÷ 224,155.40 shares)		$59.01
Class I:
Net Asset Value, offering price and redemption price per share ($131,428 ÷ 2,227.90 shares)		$58.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$224,020
Expenses
Distribution and service plan fees	$1,923
Independent trustees' fees and expenses	63
Total expenses before reductions	1,986
Expense reductions	(63)	1,923
Net investment income (loss)		222,097
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(78,868)
Capital gain distributions from underlying funds	185,701
Total net realized gain (loss)		106,833
Change in net unrealized appreciation (depreciation) on underlying funds		(18,250)
Net gain (loss)		88,583
Net increase (decrease) in net assets resulting from operations		$310,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222,097	$186,194
Net realized gain (loss)	106,833	229,701
Change in net unrealized appreciation (depreciation)	(18,250)	49,031
Net increase (decrease) in net assets resulting from operations	310,680	464,926
Distributions to shareholders from net investment income	(221,870)	(184,980)
Distributions to shareholders from net realized gain	(12,857)	(27,297)
Total distributions	(234,727)	(212,277)
Share transactions - net increase (decrease)	(1,159,698)	4,022,585
Total increase (decrease) in net assets	(1,083,745)	4,275,234
Net Assets
Beginning of period	14,879,332	10,604,098
End of period	$13,795,587	$14,879,332
Other Information
Undistributed net investment income end of period	$3,668	$3,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$57.41	$54.16	$50.46	$49.79
Income from Investment Operations
Net investment income (loss)A	.758	.686	.708	.825	.783
Net realized and unrealized gain (loss)	.457	1.311	3.351	3.933	.842
Total from investment operations	1.215	1.997	4.059	4.758	1.625
Distributions from net investment income	(.754)	(.658)	(.686)	(.804)	(.784)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.805)	(.797)	(.809)	(1.058)	(.955)
Net asset value, end of period	$59.02	$58.61	$57.41	$54.16	$50.46
Total ReturnB,C	2.12%	3.50%	7.54%	9.54%	3.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.32%	1.18%	1.26%	1.57%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$293	$432	$419	$391	$386
Portfolio turnover rateD	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.67	$57.46	$54.24	$50.53	$49.82
Income from Investment Operations
Net investment income (loss)A	.615	.540	.581	.686	.653
Net realized and unrealized gain (loss)	.450	1.318	3.339	3.958	.871
Total from investment operations	1.065	1.858	3.920	4.644	1.524
Distributions from net investment income	(.614)	(.509)	(.577)	(.680)	(.643)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.665)	(.648)	(.700)	(.934)	(.814)
Net asset value, end of period	$59.07	$58.67	$57.46	$54.24	$50.53
Total ReturnB,C	1.86%	3.25%	7.26%	9.29%	3.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.49%F	.49%F	.50%
Expenses net of fee waivers, if any	.50%	.50%	.49%F	.49%F	.50%
Expenses net of all reductions	.50%	.50%	.49%F	.49%F	.50%
Net investment income (loss)	1.07%	.93%	1.02%	1.30%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$86	$90	$26	$1	$5
Portfolio turnover rateD	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.53	$57.34	$54.13	$50.49	$49.81
Income from Investment Operations
Net investment income (loss)A	.328	.245	.293	.434	.411
Net realized and unrealized gain (loss)	.435	1.323	3.354	3.919	.845
Total from investment operations	.763	1.568	3.647	4.353	1.256
Distributions from net investment income	(.332)	(.239)	(.314)	(.459)	(.405)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.383)	(.378)	(.437)	(.713)	(.576)
Net asset value, end of period	$58.91	$58.53	$57.34	$54.13	$50.49
Total ReturnB,C	1.34%	2.72%	6.76%	8.70%	2.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.01%F	.99%F	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.01%F	.99%F	1.00%	1.00%
Expenses net of all reductions	1.00%	1.01%F	.99%F	1.00%	1.00%
Net investment income (loss)	.57%	.42%	.52%	.83%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$60	$325	$54	$28
Portfolio turnover rateD	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$57.41	$54.15	$50.46	$49.78
Income from Investment Operations
Net investment income (loss)A	.901	.831	.851	.956	.901
Net realized and unrealized gain (loss)	.452	1.313	3.358	3.922	.849
Total from investment operations	1.353	2.144	4.209	4.878	1.750
Distributions from net investment income	(.902)	(.805)	(.826)	(.934)	(.899)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.953)	(.944)	(.949)	(1.188)	(1.070)
Net asset value, end of period	$59.01	$58.61	$57.41	$54.15	$50.46
Total ReturnB	2.37%	3.76%	7.82%	9.80%	3.62%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.57%	1.43%	1.51%	1.82%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$13,227	$14,208	$9,774	$4,474	$3,892
Portfolio turnover rateC	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.59	$57.39	$54.14	$50.45	$49.77
Income from Investment Operations
Net investment income (loss)A	.899	.830	.856	.957	.900
Net realized and unrealized gain (loss)	.454	1.314	3.343	3.921	.850
Total from investment operations	1.353	2.144	4.199	4.878	1.750
Distributions from net investment income	(.902)	(.805)	(.826)	(.934)	(.899)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.953)	(.944)	(.949)	(1.188)	(1.070)
Net asset value, end of period	$58.99	$58.59	$57.39	$54.14	$50.45
Total ReturnB	2.37%	3.76%	7.81%	9.80%	3.62%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.57%	1.43%	1.51%	1.82%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$131	$90	$61	$4	$3
Portfolio turnover rateC	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2024 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	22.9	22.4
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	12.9	0.0
Fidelity Short-Term Bond Fund	12.9	12.3
Fidelity Strategic Real Return Fund	7.6	7.5
Fidelity Government Income Fund	7.6	7.4
Fidelity Series Broad Market Opportunities Fund	7.1	7.4
Fidelity Equity-Income Fund	6.2	6.5
Fidelity Large Cap Stock Fund	4.7	4.9
Fidelity Advisor Mid Cap II Fund Class I	4.3	4.5
Fidelity Series 100 Index Fund	4.0	4.2
	90.2	77.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.9%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.1%
Short-Term Funds	25.8%

Six months ago
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2024 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 34.0%
	Shares	Value
Domestic Equity Funds - 30.9%
Fidelity Advisor Mid Cap II Fund Class I (a)	21,163	$403,149
Fidelity Blue Chip Growth Fund (a)	5,389	374,286
Fidelity Equity-Income Fund (a)	10,565	575,395
Fidelity Large Cap Stock Fund (a)	15,744	432,012
Fidelity Series 100 Index Fund (a)	26,229	374,286
Fidelity Series Broad Market Opportunities Fund (a)	43,437	661,983
Fidelity Series Small Cap Opportunities Fund (a)	4,461	57,726

TOTAL DOMESTIC EQUITY FUNDS		2,878,837

International Equity Funds - 3.1%
Fidelity Advisor International Discovery Fund Class I (a)	7,623	292,353
TOTAL EQUITY FUNDS
(Cost $2,787,006)		3,171,190

Fixed-Income Funds - 40.2%
High Yield Fixed-Income Funds - 2.1%
Fidelity Capital & Income Fund (a)	10,378	98,692
Fidelity Strategic Income Fund (a)	9,155	98,692

TOTAL HIGH YIELD FIXED-INCOME FUNDS		197,384

Investment Grade Fixed-Income Funds - 38.1%
Fidelity Government Income Fund (a)	66,218	708,536
Fidelity Strategic Real Return Fund (a)	80,333	708,536
Fidelity Total Bond Fund (a)	195,823	2,124,676

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,541,748

TOTAL FIXED-INCOME FUNDS
(Cost $3,702,377)		3,739,132

Short-Term Funds - 25.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	1,200,136	1,200,136
Fidelity Short-Term Bond Fund (a)	138,584	1,200,136
TOTAL SHORT-TERM FUNDS
(Cost $2,388,985)		2,400,272
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,878,368)		9,310,594
NET OTHER ASSETS (LIABILITIES) - 0.0%		(222)
NET ASSETS - 100%		$9,310,372

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$367,365	$119,801	$161,171	$3,599	$292,353
Fidelity Advisor Mid Cap II Fund Class I	478,287	185,582	226,641	583	403,149
Fidelity Blue Chip Growth Fund	444,705	173,977	209,068	157	374,286
Fidelity Capital & Income Fund	131,274	32,105	59,788	4,738	98,692
Fidelity Equity-Income Fund	683,848	243,675	308,699	17,333	575,395
Fidelity Government Income Fund	745,923	262,978	313,062	12,410	708,536
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	1,395,239	195,101	1,373	1,200,136
Fidelity Investments Money Market Portfolio Institutional Class	1,198,769	203,247	1,402,017	1,622	-
Fidelity Large Cap Stock Fund	512,886	193,973	250,581	6,144	432,012
Fidelity Series 100 Index Fund	444,705	126,770	206,162	9,511	374,286
Fidelity Series Broad Market Opportunities Fund	786,629	271,163	360,254	2,991	661,983
Fidelity Series Small Cap Opportunities Fund	68,181	25,877	31,410	250	57,726
Fidelity Short-Term Bond Fund	1,198,769	449,385	457,259	11,222	1,200,136
Fidelity Strategic Income Fund	131,274	31,325	64,261	3,313	98,692
Fidelity Strategic Real Return Fund	745,924	247,760	285,149	13,111	708,536
Fidelity Total Bond Fund	2,237,771	726,967	881,410	66,157	2,124,676
Total	$10,176,310	$4,689,824	$5,412,033	$154,514	$9,310,594

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2024 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $8,878,368) — See accompanying schedule		$9,310,594
Cash		2
Receivable for investments sold		114,000
Total assets		9,424,596
Liabilities
Payable for investments purchased	$113,989
Distribution and service plan fees payable	235
Total liabilities		114,224
Net Assets		$9,310,372
Net Assets consist of:
Paid in capital		$8,904,960
Undistributed net investment income		2,337
Accumulated undistributed net realized gain (loss) on investments		(29,151)
Net unrealized appreciation (depreciation) on investments		432,226
Net Assets		$9,310,372
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,599 ÷ 3,233.90 shares)		$58.63
Maximum offering price per share (100/94.25 of $58.63)		$62.21
Class T:
Net Asset Value and redemption price per share ($152,935 ÷ 2,609.20 shares)		$58.61
Maximum offering price per share (100/96.50 of $58.61)		$60.74
Class C:
Net Asset Value and offering price per share ($159,209 ÷ 2,725.70 shares)(a)		$58.41
Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($8,755,541 ÷ 149,359.80 shares)		$58.62
Class I:
Net Asset Value, offering price and redemption price per share ($53,088 ÷ 905.68 shares)		$58.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$154,514
Expenses
Distribution and service plan fees	$3,484
Independent trustees' fees and expenses	42
Total expenses before reductions	3,526
Expense reductions	(42)	3,484
Net investment income (loss)		151,030
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(84,851)
Capital gain distributions from underlying funds	147,979
Total net realized gain (loss)		63,128
Change in net unrealized appreciation (depreciation) on underlying funds		(57,966)
Net gain (loss)		5,162
Net increase (decrease) in net assets resulting from operations		$156,192

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,030	$122,117
Net realized gain (loss)	63,128	174,906
Change in net unrealized appreciation (depreciation)	(57,966)	40,024
Net increase (decrease) in net assets resulting from operations	156,192	337,047
Distributions to shareholders from net investment income	(150,769)	(121,535)
Distributions to shareholders from net realized gain	(167,848)	(88,369)
Total distributions	(318,617)	(209,904)
Share transactions - net increase (decrease)	(703,127)	2,634,529
Total increase (decrease) in net assets	(865,552)	2,761,672
Net Assets
Beginning of period	10,175,924	7,414,252
End of period	$9,310,372	$10,175,924
Other Information
Undistributed net investment income end of period	$2,337	$2,077

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.28	$58.28	$54.77	$50.48	$49.85
Income from Investment Operations
Net investment income (loss)A	.779	.718	.718	.840	.821
Net realized and unrealized gain (loss)	.322	1.623	3.808	4.571	.771
Total from investment operations	1.101	2.341	4.526	5.411	1.592
Distributions from net investment income	(.768)	(.704)	(.677)	(.900)	(.794)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.751)	(1.341)	(1.016)	(1.121)	(.962)
Net asset value, end of period	$58.63	$59.28	$58.28	$54.77	$50.48
Total ReturnB,C	1.99%	4.06%	8.32%	10.86%	3.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.22%	1.27%	1.59%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$190	$467	$220	$424	$213
Portfolio turnover rateD	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.27	$58.27	$54.78	$50.49	$49.87
Income from Investment Operations
Net investment income (loss)A	.640	.572	.579	.706	.699
Net realized and unrealized gain (loss)	.310	1.631	3.796	4.576	.769
Total from investment operations	.950	2.203	4.375	5.282	1.468
Distributions from net investment income	(.627)	(.566)	(.546)	(.771)	(.680)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.610)	(1.203)	(.885)	(.992)	(.848)
Net asset value, end of period	$58.61	$59.27	$58.27	$54.78	$50.49
Total ReturnB,C	1.72%	3.82%	8.04%	10.59%	3.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	.97%	1.02%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$153	$334	$190	$190	$175
Portfolio turnover rateD	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.07	$58.11	$54.66	$50.43	$49.82
Income from Investment Operations
Net investment income (loss)A	.351	.276	.295	.444	.454
Net realized and unrealized gain (loss)	.321	1.618	3.791	4.564	.761
Total from investment operations	.672	1.894	4.086	5.008	1.215
Distributions from net investment income	(.349)	(.297)	(.297)	(.557)	(.437)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.332)	(.934)	(.636)	(.778)	(.605)
Net asset value, end of period	$58.41	$59.07	$58.11	$54.66	$50.43
Total ReturnB,C	1.23%	3.29%	7.51%	10.03%	2.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.47%	.52%	.84%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$159	$168	$156	$113	$170
Portfolio turnover rateD	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.28	$58.27	$54.77	$50.49	$49.86
Income from Investment Operations
Net investment income (loss)A	.920	.866	.866	.969	.942
Net realized and unrealized gain (loss)	.317	1.628	3.805	4.563	.775
Total from investment operations	1.237	2.494	4.671	5.532	1.717
Distributions from net investment income	(.914)	(.847)	(.832)	(1.031)	(.919)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.897)	(1.484)	(1.171)	(1.252)	(1.087)
Net asset value, end of period	$58.62	$59.28	$58.27	$54.77	$50.49
Total ReturnB	2.24%	4.33%	8.60%	11.12%	3.55%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.62%	1.47%	1.52%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$8,756	$9,139	$6,818	$2,108	$1,521
Portfolio turnover rateC	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.27	$58.26	$54.77	$50.48	$49.86
Income from Investment Operations
Net investment income (loss)A	.921	.864	.863	.969	.944
Net realized and unrealized gain (loss)	.326	1.630	3.798	4.573	.763
Total from investment operations	1.247	2.494	4.661	5.542	1.707
Distributions from net investment income	(.914)	(.847)	(.832)	(1.031)	(.919)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.897)	(1.484)	(1.171)	(1.252)	(1.087)
Net asset value, end of period	$58.62	$59.27	$58.26	$54.77	$50.48
Total ReturnB	2.26%	4.33%	8.58%	11.14%	3.53%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.62%	1.47%	1.52%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$53	$68	$30	$27	$25
Portfolio turnover rateC	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2026 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	21.2	20.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	10.8	0.0
Fidelity Short-Term Bond Fund	10.8	10.3
Fidelity Series Broad Market Opportunities Fund	8.2	8.5
Fidelity Equity-Income Fund	7.2	7.4
Fidelity Strategic Real Return Fund	7.1	7.0
Fidelity Government Income Fund	7.1	7.0
Fidelity Large Cap Stock Fund	5.4	5.6
Fidelity Advisor Mid Cap II Fund Class I	5.0	5.2
Fidelity Series 100 Index Fund	4.7	4.8
	87.5	76.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.9%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.6%

Six months ago
Domestic Equity Funds	37.0%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2026 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 40.0%
	Shares	Value
Domestic Equity Funds - 35.9%
Fidelity Advisor Mid Cap II Fund Class I (a)	22,059	$420,215
Fidelity Blue Chip Growth Fund (a)	5,628	390,917
Fidelity Equity-Income Fund (a)	11,036	601,025
Fidelity Large Cap Stock Fund (a)	16,412	450,350
Fidelity Series 100 Index Fund (a)	27,394	390,917
Fidelity Series Broad Market Opportunities Fund (a)	45,314	690,592
Fidelity Series Small Cap Opportunities Fund (a)	4,658	60,270

TOTAL DOMESTIC EQUITY FUNDS		3,004,286

International Equity Funds - 4.1%
Fidelity Advisor International Discovery Fund Class I (a)	8,906	341,529
TOTAL EQUITY FUNDS
(Cost $2,993,994)		3,345,815

Fixed-Income Funds - 38.4%
High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund (a)	13,203	125,562
Fidelity Strategic Income Fund (a)	11,648	125,562

TOTAL HIGH YIELD FIXED-INCOME FUNDS		251,124

Investment Grade Fixed-Income Funds - 35.4%
Fidelity Government Income Fund (a)	55,466	593,491
Fidelity Strategic Real Return Fund (a)	67,289	593,491
Fidelity Total Bond Fund (a)	164,099	1,780,471

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,967,453

TOTAL FIXED-INCOME FUNDS
(Cost $3,177,834)		3,218,577

Short-Term Funds - 21.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	903,211	903,211
Fidelity Short-Term Bond Fund (a)	104,297	903,211
TOTAL SHORT-TERM FUNDS
(Cost $1,798,163)		1,806,422
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,969,991)		8,370,814
NET OTHER ASSETS (LIABILITIES) - 0.0%		(471)
NET ASSETS - 100%		$8,370,343

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$332,852	$167,602	$129,846	$3,821	$341,529
Fidelity Advisor Mid Cap II Fund Class I	388,572	218,601	165,031	549	420,215
Fidelity Blue Chip Growth Fund	360,712	208,106	154,737	139	390,917
Fidelity Capital & Income Fund	123,170	52,400	46,669	5,433	125,562
Fidelity Equity-Income Fund	554,998	299,545	226,945	16,868	601,025
Fidelity Government Income Fund	503,677	276,314	197,618	9,862	593,491
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	1,030,398	127,187	1,033	903,211
Fidelity Investments Money Market Portfolio Institutional Class	729,489	260,827	990,314	1,131	-
Fidelity Large Cap Stock Fund	416,432	233,804	188,409	6,086	450,350
Fidelity Series 100 Index Fund	360,712	161,782	149,260	9,021	390,917
Fidelity Series Broad Market Opportunities Fund	638,577	327,765	259,958	2,818	690,592
Fidelity Series Small Cap Opportunities Fund	55,720	29,635	22,273	227	60,270
Fidelity Short-Term Bond Fund	729,489	417,622	251,151	8,000	903,211
Fidelity Strategic Income Fund	123,170	50,006	49,599	3,909	125,562
Fidelity Strategic Real Return Fund	503,677	257,948	174,543	10,553	593,491
Fidelity Total Bond Fund	$1,510,297	$765,485	$537,953	$52,539	$1,780,471
Total	$7,331,544	$4,757,840	$3,671,493	$131,989	$8,370,814

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2026 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $7,969,991) — See accompanying schedule		$8,370,814
Cash		1
Receivable for investments sold		113,044
Total assets		8,483,859
Liabilities
Payable for investments purchased	$86,706
Payable for fund shares redeemed	26,356
Distribution and service plan fees payable	454
Total liabilities		113,516
Net Assets		$8,370,343
Net Assets consist of:
Paid in capital		$8,031,107
Undistributed net investment income		2,018
Accumulated undistributed net realized gain (loss) on investments		(63,605)
Net unrealized appreciation (depreciation) on investments		400,823
Net Assets		$8,370,343
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($576,923 ÷ 9,573.55 shares)		$60.26
Maximum offering price per share (100/94.25 of $60.26)		$63.94
Class T:
Net Asset Value and redemption price per share ($307,724 ÷ 5,103.24 shares)		$60.30
Maximum offering price per share (100/96.50 of $60.30)		$62.49
Class C:
Net Asset Value and offering price per share ($250,355 ÷ 4,170.46 shares)(a)		$60.03
Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($7,205,073 ÷ 119,541.93 shares)		$60.27
Class I:
Net Asset Value, offering price and redemption price per share ($30,268 ÷ 502.19 shares)		$60.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$131,989
Expenses
Distribution and service plan fees	$5,197
Independent trustees' fees and expenses	35
Total expenses before reductions	5,232
Expense reductions	(35)	5,197
Net investment income (loss)		126,792
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(64,849)
Capital gain distributions from underlying funds	136,688
Total net realized gain (loss)		71,839
Change in net unrealized appreciation (depreciation) on underlying funds		18,448
Net gain (loss)		90,287
Net increase (decrease) in net assets resulting from operations		$217,079

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,792	$83,946
Net realized gain (loss)	71,839	126,309
Change in net unrealized appreciation (depreciation)	18,448	58,449
Net increase (decrease) in net assets resulting from operations	217,079	268,704
Distributions to shareholders from net investment income	(126,167)	(83,375)
Distributions to shareholders from net realized gain	(79,217)	(13,020)
Total distributions	(205,384)	(96,395)
Share transactions - net increase (decrease)	1,027,483	2,853,441
Total increase (decrease) in net assets	1,039,178	3,025,750
Net Assets
Beginning of period	7,331,165	4,305,415
End of period	$8,370,343	$7,331,165
Other Information
Undistributed net investment income end of period	$2,018	$1,392

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.57	$58.78	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.801	.724	.735	.906	.793
Net realized and unrealized gain (loss)	.274	1.910	4.084	4.920	.712
Total from investment operations	1.075	2.634	4.819	5.826	1.505
Distributions from net investment income	(.785)	(.698)	(.708)	(.879)	(.789)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.385)	(.844)	(.849)	(1.106)	(.945)
Net asset value, end of period	$60.26	$60.57	$58.78	$54.81	$50.09
Total ReturnB,C	1.88%	4.50%	8.84%	11.79%	3.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.21%	1.28%	1.73%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$577	$727	$526	$304	$139
Portfolio turnover rateD	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.61	$58.83	$54.82	$50.08	$49.53
Income from Investment Operations
Net investment income (loss)A	.655	.574	.587	.781	.668
Net realized and unrealized gain (loss)	.276	1.910	4.098	4.911	.713
Total from investment operations	.931	2.484	4.685	5.692	1.381
Distributions from net investment income	(.641)	(.558)	(.534)	(.725)	(.675)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.241)	(.704)	(.675)	(.952)	(.831)
Net asset value, end of period	$60.30	$60.61	$58.83	$54.82	$50.08
Total ReturnB,C	1.63%	4.24%	8.58%	11.50%	2.87%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	.96%	1.03%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$308	$328	$39	$85	$298
Portfolio turnover rateD	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.40	$58.69	$54.76	$50.12	$49.49
Income from Investment Operations
Net investment income (loss)A	.360	.278	.303	.508	.430
Net realized and unrealized gain (loss)	.276	1.899	4.086	4.915	.730
Total from investment operations	.636	2.177	4.389	5.423	1.160
Distributions from net investment income	(.406)	(.321)	(.318)	(.556)	(.374)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.006)	(.467)	(.459)	(.783)	(.530)
Net asset value, end of period	$60.03	$60.40	$58.69	$54.76	$50.12
Total ReturnB,C	1.12%	3.72%	8.04%	10.93%	2.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	.99%F	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	.99%F	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	.99%F	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.47%	.53%	.97%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$250	$86	$33	$31	$9
Portfolio turnover rateD	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.58	$58.79	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.945	.874	.878	1.040	.913
Net realized and unrealized gain (loss)	.277	1.909	4.094	4.914	.711
Total from investment operations	1.222	2.783	4.972	5.954	1.624
Distributions from net investment income	(.932)	(.847)	(.851)	(1.007)	(.908)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.532)	(.993)	(.992)	(1.234)	(1.064)
Net asset value, end of period	$60.27	$60.58	$58.79	$54.81	$50.09
Total ReturnB	2.14%	4.76%	9.13%	12.06%	3.39%
Ratios to Average Net AssetC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.46%	1.53%	1.98%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$7,205	$6,160	$3,677	$1,702	$1,309
Portfolio turnover rateC	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.58	$58.79	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.945	.875	.877	1.039	.912
Net realized and unrealized gain (loss)	.277	1.908	4.095	4.915	.712
Total from investment operations	1.222	2.783	4.972	5.954	1.624
Distributions from net investment income	(.932)	(.847)	(.851)	(1.007)	(.908)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.532)	(.993)	(.992)	(1.234)	(1.064)
Net asset value, end of period	$60.27	$60.58	$58.79	$54.81	$50.09
Total ReturnB	2.14%	4.76%	9.13%	12.06%	3.39%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.46%	1.53%	1.98%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$30	$31	$30	$27	$24
Portfolio turnover rateC	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2028 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	19.9	19.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	9.3	0.0
Fidelity Short-Term Bond Fund	9.3	9.0
Fidelity Series Broad Market Opportunities Fund	9.1	9.3
Fidelity Equity-Income Fund	7.9	8.0
Fidelity Strategic Real Return Fund	6.7	6.6
Fidelity Government Income Fund	6.7	6.6
Fidelity Large Cap Stock Fund	5.9	6.0
Fidelity Advisor Mid Cap II Fund Class I	5.5	5.6
Fidelity Series 100 Index Fund	5.1	5.2
	85.4	76.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	18.6%

Six months ago
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2028 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 44.4%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	85,555	$1,629,829
Fidelity Blue Chip Growth Fund (a)	21,806	1,514,678
Fidelity Equity-Income Fund (a)	42,776	2,329,592
Fidelity Large Cap Stock Fund (a)	63,700	1,747,932
Fidelity Series 100 Index Fund (a)	106,144	1,514,678
Fidelity Series Broad Market Opportunities Fund (a)	175,915	2,680,950
Fidelity Series Small Cap Opportunities Fund (a)	18,026	233,254

TOTAL DOMESTIC EQUITY FUNDS		11,650,913

International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Class I (a)	38,341	1,470,389
TOTAL EQUITY FUNDS
(Cost $11,910,109)		13,121,302

Fixed-Income Funds - 37.0%
High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund (a)	57,127	543,276
Fidelity Strategic Income Fund (a)	50,397	543,276

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,086,552

Investment Grade Fixed-Income Funds - 33.3%
Fidelity Government Income Fund (a)	183,778	1,966,423
Fidelity Strategic Real Return Fund (a)	222,951	1,966,424
Fidelity Total Bond Fund (a)	543,711	5,899,267

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,832,114

TOTAL FIXED-INCOME FUNDS
(Cost $10,822,796)		10,918,666

Short-Term Funds - 18.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	2,742,954	2,742,954
Fidelity Short-Term Bond Fund (a)	316,738	2,742,954
TOTAL SHORT-TERM FUNDS
(Cost $5,457,798)		5,485,908
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $28,190,703)		29,525,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		(481)
NET ASSETS - 100%		$29,525,395

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,500,968	$684,470	$575,252	$17,067	$1,470,389
Fidelity Advisor Mid Cap II Fund Class I	1,584,355	839,930	691,718	2,226	1,629,829
Fidelity Blue Chip Growth Fund	1,470,393	787,113	637,756	558	1,514,678
Fidelity Capital & Income Fund	544,796	210,333	195,163	23,659	543,276
Fidelity Equity-Income Fund	2,262,570	1,112,546	920,712	66,814	2,329,592
Fidelity Government Income Fund	1,806,721	909,390	788,362	34,122	1,966,423
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	3,109,690	366,734	3,234	2,742,954
Fidelity Investments Money Market Portfolio Institutional Class	2,429,345	796,076	3,225,422	3,653	-
Fidelity Large Cap Stock Fund	1,695,538	891,591	775,776	24,478	1,747,932
Fidelity Series 100 Index Fund	1,470,393	604,058	618,290	36,631	1,514,678
Fidelity Series Broad Market Opportunities Fund	2,601,678	1,242,439	1,075,325	11,422	2,680,950
Fidelity Series Small Cap Opportunities Fund	225,145	118,370	96,832	914	233,254
Fidelity Short-Term Bond Fund	2,429,345	1,243,196	951,972	25,561	2,742,954
Fidelity Strategic Income Fund	544,796	211,613	220,588	16,958	543,276
Fidelity Strategic Real Return Fund	1,806,721	851,018	706,022	35,878	1,966,424
Fidelity Total Bond Fund	5,422,944	2,549,120	2,207,932	181,314	5,899,267
Total	$27,795,708	$16,160,953	$14,053,856	$484,489	$29,525,876

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2028 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $28,190,703) — See accompanying schedule		$29,525,876
Cash		3
Receivable for investments sold		280,901
Receivable for fund shares sold		134,026
Total assets		29,940,806
Liabilities
Payable for investments purchased	$414,927
Distribution and service plan fees payable	484
Total liabilities		415,411
Net Assets		$29,525,395
Net Assets consist of:
Paid in capital		$28,167,441
Undistributed net investment income		7,230
Accumulated undistributed net realized gain (loss) on investments		15,551
Net unrealized appreciation (depreciation) on investments		1,335,173
Net Assets		$29,525,395
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($494,407 ÷ 8,111.50 shares)		$60.95
Maximum offering price per share (100/94.25 of $60.95)		$64.67
Class T:
Net Asset Value and redemption price per share ($419,241 ÷ 6,879.12 shares)		$60.94
Maximum offering price per share (100/96.50 of $60.94)		$63.15
Class C:
Net Asset Value and offering price per share ($212,761 ÷ 3,503.99 shares)(a)		$60.72
Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($28,336,605 ÷ 464,961.91 shares)		$60.94
Class I:
Net Asset Value, offering price and redemption price per share ($62,381 ÷ 1,023.57 shares)		$60.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$484,489
Expenses
Distribution and service plan fees	$6,249
Independent trustees' fees and expenses	130
Total expenses before reductions	6,379
Expense reductions	(130)	6,249
Net investment income (loss)		478,240
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(210,668)
Capital gain distributions from underlying funds	541,139
Total net realized gain (loss)		330,471
Change in net unrealized appreciation (depreciation) on underlying funds		(163,247)
Net gain (loss)		167,224
Net increase (decrease) in net assets resulting from operations		$645,464

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$478,240	$376,577
Net realized gain (loss)	330,471	652,225
Change in net unrealized appreciation (depreciation)	(163,247)	231,116
Net increase (decrease) in net assets resulting from operations	645,464	1,259,918
Distributions to shareholders from net investment income	(476,597)	(375,378)
Distributions to shareholders from net realized gain	(478,870)	(62,223)
Total distributions	(955,467)	(437,601)
Share transactions - net increase (decrease)	2,040,175	4,041,930
Total increase (decrease) in net assets	1,730,172	4,864,247
Net Assets
Beginning of period	27,795,223	22,930,976
End of period	$29,525,395	$27,795,223
Other Information
Undistributed net investment income end of period	$7,230	$5,586

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.76	$55.54	$50.43	$49.92
Income from Investment Operations
Net investment income (loss)A	.815	.758	.733	.868	.792
Net realized and unrealized gain (loss)	.196	2.089	4.363	5.348	.666
Total from investment operations	1.011	2.847	5.096	6.216	1.458
Distributions from net investment income	(.798)	(.749)	(.713)	(.879)	(.794)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.771)	(.897)	(.876)	(1.106)	(.948)
Net asset value, end of period	$60.95	$61.71	$59.76	$55.54	$50.43
Total ReturnB,C	1.78%	4.79%	9.23%	12.49%	3.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.24%	1.25%	1.64%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$494	$832	$699	$122	$133
Portfolio turnover rateD	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.77	$55.55	$50.46	$49.94
Income from Investment Operations
Net investment income (loss)A	.667	.604	.580	.738	.672
Net realized and unrealized gain (loss)	.189	2.087	4.379	5.346	.678
Total from investment operations	.856	2.691	4.959	6.084	1.350
Distributions from net investment income	(.653)	(.603)	(.576)	(.767)	(.676)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.626)	(.751)	(.739)	(.994)	(.830)
Net asset value, end of period	$60.94	$61.71	$59.77	$55.55	$50.46
Total ReturnB,C	1.51%	4.52%	8.97%	12.21%	2.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	.99%	1.00%	1.39%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$419	$466	$338	$326	$128
Portfolio turnover rateD	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.52	$59.65	$55.49	$50.44	$49.94
Income from Investment Operations
Net investment income (loss)A	.370	.296	.293	.471	.427
Net realized and unrealized gain (loss)	.197	2.081	4.369	5.346	.662
Total from investment operations	.567	2.377	4.662	5.817	1.089
Distributions from net investment income	(.394)	(.359)	(.339)	(.540)	(.435)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.367)	(.507)	(.502)	(.767)	(.589)
Net asset value, end of period	$60.72	$61.52	$59.65	$55.49	$50.44
Total ReturnB,C	1.02%	4.00%	8.43%	11.65%	2.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.49%	.50%	.89%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$213	$177	$37	$18	$33
Portfolio turnover rateD	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.76	$55.54	$50.44	$49.92
Income from Investment Operations
Net investment income (loss)A	.959	.910	.874	1.003	.914
Net realized and unrealized gain (loss)	.194	2.088	4.376	5.340	.680
Total from investment operations	1.153	2.998	5.250	6.343	1.594
Distributions from net investment income	(.950)	(.900)	(.867)	(1.016)	(.920)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.923)	(1.048)	(1.030)	(1.243)	(1.074)
Net asset value, end of period	$60.94	$61.71	$59.76	$55.54	$50.44
Total ReturnB	2.03%	5.05%	9.52%	12.76%	3.30%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.49%	1.50%	1.89%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$28,337	$26,020	$21,766	$7,494	$5,405
Portfolio turnover rateC	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.76	$55.54	$50.44	$49.92
Income from Investment Operations
Net investment income (loss)A	.978	.906	.871	1.011	.916
Net realized and unrealized gain (loss)	.175	2.092	4.379	5.332	.678
Total from investment operations	1.153	2.998	5.250	6.343	1.594
Distributions from net investment income	(.950)	(.900)	(.867)	(1.016)	(.920)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.923)	(1.048)	(1.030)	(1.243)	(1.074)
Net asset value, end of period	$60.94	$61.71	$59.76	$55.54	$50.44
Total ReturnB	2.03%	5.05%	9.52%	12.76%	3.30%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.49%	1.50%	1.89%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$300	$91	$83	$24
Portfolio turnover rateC	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	19.0	18.8
Fidelity Series Broad Market Opportunities Fund	9.6	9.7
Fidelity Equity-Income Fund	8.4	8.4
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	8.3	0.0
Fidelity Short-Term Bond Fund	8.3	8.1
Fidelity Strategic Real Return Fund	6.4	6.3
Fidelity Government Income Fund	6.4	6.2
Fidelity Large Cap Stock Fund	6.3	6.3
Fidelity Advisor Mid Cap II Fund Class I	5.8	5.9
Fidelity Advisor International Discovery Fund Class I	5.8	6.0
	84.3	75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.7%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.8%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2030 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 47.5%
	Shares	Value
Domestic Equity Funds - 41.7%
Fidelity Advisor Mid Cap II Fund Class I (a)	43,598	$830,543
Fidelity Blue Chip Growth Fund (a)	11,097	770,812
Fidelity Equity-Income Fund (a)	21,779	1,186,083
Fidelity Large Cap Stock Fund (a)	32,393	888,851
Fidelity Series 100 Index Fund (a)	54,016	770,812
Fidelity Series Broad Market Opportunities Fund (a)	89,492	1,363,854
Fidelity Series Small Cap Opportunities Fund (a)	9,122	118,039

TOTAL DOMESTIC EQUITY FUNDS		5,928,994

International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Class I (a)	21,509	824,854
TOTAL EQUITY FUNDS
(Cost $5,763,310)		6,753,848

Fixed-Income Funds - 35.9%
High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund (a)	30,956	294,387
Fidelity Strategic Income Fund (a)	27,309	294,387

TOTAL HIGH YIELD FIXED-INCOME FUNDS		588,774

Investment Grade Fixed-Income Funds - 31.8%
Fidelity Government Income Fund (a)	84,399	903,073
Fidelity Strategic Real Return Fund (a)	102,389	903,073
Fidelity Total Bond Fund (a)	249,698	2,709,220

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,515,366

TOTAL FIXED-INCOME FUNDS
(Cost $5,042,588)		5,104,140

Short-Term Funds - 16.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	1,181,817	1,181,817
Fidelity Short-Term Bond Fund (a)	136,468	1,181,817
TOTAL SHORT-TERM FUNDS
(Cost $2,348,679)		2,363,634
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,154,577)		14,221,622
NET OTHER ASSETS (LIABILITIES) - 0.0%		(187)
NET ASSETS - 100%		$14,221,435

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$1,101,274	$166,069	$344,406	$10,409	$824,854
Fidelity Advisor Mid Cap II Fund Class I	1,058,644	216,120	371,767	1,221	830,543
Fidelity Blue Chip Growth Fund	982,265	213,296	349,350	342	770,812
Fidelity Capital & Income Fund	383,670	34,764	110,597	13,664	294,387
Fidelity Equity-Income Fund	1,511,587	253,903	486,753	36,644	1,186,083
Fidelity Government Income Fund	1,099,498	200,857	413,048	16,843	903,073
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	1,326,434	144,615	1,399	1,181,817
Fidelity Investments Money Market Portfolio Institutional Class	1,420,999	106,562	1,527,559	1,790	-
Fidelity Large Cap Stock Fund	1,133,246	223,612	415,669	13,049	888,851
Fidelity Series 100 Index Fund	982,265	104,667	337,206	19,662	770,812
Fidelity Series Broad Market Opportunities Fund	1,738,947	285,920	586,078	6,271	1,363,854
Fidelity Series Small Cap Opportunities Fund	150,981	30,750	53,022	534	118,039
Fidelity Short-Term Bond Fund	1,420,999	237,674	486,162	12,106	1,181,817
Fidelity Strategic Income Fund	383,670	38,012	128,702	9,477	294,387
Fidelity Strategic Real Return Fund	1,099,498	166,190	357,850	18,175	903,073
Fidelity Total Bond Fund	3,294,939	497,910	1,130,562	90,012	2,709,220
Total	$17,762,482	$4,102,740	$7,243,346	$251,598	$14,221,622

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $13,154,577) — See accompanying schedule		$14,221,622
Cash		3
Receivable for investments sold		159,624
Total assets		14,381,249
Liabilities
Payable for investments purchased	$159,610
Distribution and service plan fees payable	204
Total liabilities		159,814
Net Assets		$14,221,435
Net Assets consist of:
Paid in capital		$13,118,825
Undistributed net investment income		3,336
Accumulated undistributed net realized gain (loss) on investments		32,229
Net unrealized appreciation (depreciation) on investments		1,067,045
Net Assets		$14,221,435
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($156,217 ÷ 2,600.46 shares)		$60.07
Maximum offering price per share (100/94.25 of $60.07)		$63.73
Class T:
Net Asset Value and redemption price per share ($15,894 ÷ 264.08 shares)		$60.19
Maximum offering price per share (100/96.50 of $60.19)		$62.37
Class C:
Net Asset Value and offering price per share ($199,554 ÷ 3,339.52 shares)(a)		$59.76
Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($13,819,074 ÷ 230,049.10 shares)		$60.07
Class I:
Net Asset Value, offering price and redemption price per share ($30,696 ÷ 510.99 shares)		$60.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$251,598
Expenses
Distribution and service plan fees	$3,414
Independent trustees' fees and expenses	69
Total expenses before reductions	3,483
Expense reductions	(69)	3,414
Net investment income (loss)		248,184
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(116,116)
Capital gain distributions from underlying funds	300,710
Total net realized gain (loss)		184,594
Change in net unrealized appreciation (depreciation) on underlying funds		(282,030)
Net gain (loss)		(97,436)
Net increase (decrease) in net assets resulting from operations		$150,748

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$248,184	$245,056
Net realized gain (loss)	184,594	456,318
Change in net unrealized appreciation (depreciation)	(282,030)	154,320
Net increase (decrease) in net assets resulting from operations	150,748	855,694
Distributions to shareholders from net investment income	(248,283)	(244,639)
Distributions to shareholders from net realized gain	(388,383)	(191,237)
Total distributions	(636,666)	(435,876)
Share transactions - net increase (decrease)	(3,054,764)	1,476,925
Total increase (decrease) in net assets	(3,540,682)	1,896,743
Net Assets
Beginning of period	17,762,117	15,865,374
End of period	$14,221,435	$17,762,117
Other Information
Undistributed net investment income end of period	$3,336	$3,436

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.33	$59.84	$55.45	$50.12	$49.65
Income from Investment Operations
Net investment income (loss)A	.799	.747	.740	.886	.815
Net realized and unrealized gain (loss)	.112B	2.210	4.505	5.568	.598
Total from investment operations	.911	2.957	5.245	6.454	1.413
Distributions from net investment income	(.794)	(.746)	(.700)	(.896)	(.796)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(2.171)	(1.467)	(.855)	(1.124)	(.943)
Net asset value, end of period	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC,D	1.67%	5.00%	9.51%	13.06%	2.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.23%	1.27%	1.67%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$156	$285	$257	$145	$86
Portfolio turnover rateE	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.44	$59.95	$55.55	$50.20	$49.67
Income from Investment Operations
Net investment income (loss)A	.658	.600	.597	.745	.715
Net realized and unrealized gain (loss)	.118B	2.211	4.507	5.590	.598
Total from investment operations	.776	2.811	5.104	6.335	1.313
Distributions from net investment income	(.649)	(.600)	(.549)	(.757)	(.636)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(2.026)	(1.321)	(.704)	(.985)	(.783)
Net asset value, end of period	$60.19	$61.44	$59.95	$55.55	$50.20
Total ReturnC,D	1.43%	4.74%	9.23%	12.78%	2.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.51%G	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%G	.46%
Expenses net of all reductions	.50%	.50%	.50%	.51%G	.46%
Net investment income (loss)	1.13%	.99%	1.03%	1.41%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$16	$21	$17	$15	$13
Portfolio turnover rateE	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.06	$59.64	$55.33	$50.07	$49.61
Income from Investment Operations
Net investment income (loss)A	.361	.291	.303	.486	.451
Net realized and unrealized gain (loss)	.115B	2.202	4.486	5.561	.604
Total from investment operations	.476	2.493	4.789	6.047	1.055
Distributions from net investment income	(.399)	(.352)	(.324)	(.559)	(.448)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(1.776)	(1.073)	(.479)	(.787)	(.595)
Net asset value, end of period	$59.76	$61.06	$59.64	$55.33	$50.07
Total ReturnC,D	.92%	4.22%	8.68%	12.21%	2.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.48%	.52%	.92%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$200	$345	$353	$315	$312
Portfolio turnover rateE	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.33	$59.84	$55.45	$50.12	$49.64
Income from Investment Operations
Net investment income (loss)A	.944	.900	.888	1.015	.935
Net realized and unrealized gain (loss)	.116B	2.209	4.502	5.567	.608
Total from investment operations	1.060	3.109	5.390	6.582	1.543
Distributions from net investment income	(.943)	(.898)	(.845)	(1.024)	(.916)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(2.320)	(1.619)	(1.000)	(1.252)	(1.063)
Net asset value, end of period	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC	1.93%	5.27%	9.78%	13.33%	3.22%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.48%	1.52%	1.92%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$13,819	$17,079	$15,175	$5,367	$3,558
Portfolio turnover rateD	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.33	$59.84	$55.45	$50.12	$49.64
Income from Investment Operations
Net investment income (loss)A	.942	.902	.885	1.020	.936
Net realized and unrealized gain (loss)	0.118B	2.207	4.505	5.562	.607
Total from investment operations	1.060	3.109	5.390	6.582	1.543
Distributions from net investment income	(.943)	(.898)	(.845)	(1.024)	(.916)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(2.320)	(1.619)	(1.000)	(1.252)	(1.063)
Net asset value, end of period	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC	1.93%	5.26%	9.78%	13.33%	3.22%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.48%	1.52%	1.92%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$31	$32	$63	$57	$24
Portfolio turnover rateD	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2032 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	18.1	18.1
Fidelity Series Broad Market Opportunities Fund	10.0	10.0
Fidelity Equity-Income Fund	8.7	8.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	7.7	0.0
Fidelity Short-Term Bond Fund	7.6	7.4
Fidelity Advisor International Discovery Fund Class I	6.6	6.8
Fidelity Large Cap Stock Fund	6.5	6.5
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Government Income Fund	6.1	6.0
Fidelity Advisor Mid Cap II Fund Class I	6.0	6.1
	83.4	75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.3%

Six months ago
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2032 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 49.9%
	Shares	Value
Domestic Equity Funds - 43.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	23,472	$447,141
Fidelity Blue Chip Growth Fund (a)	5,981	415,413
Fidelity Equity-Income Fund (a)	11,733	638,983
Fidelity Large Cap Stock Fund (a)	17,451	478,869
Fidelity Series 100 Index Fund (a)	29,111	415,413
Fidelity Series Broad Market Opportunities Fund (a)	48,222	734,905
Fidelity Series Small Cap Opportunities Fund (a)	4,961	64,193

TOTAL DOMESTIC EQUITY FUNDS		3,194,917

International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Class I (a)	12,679	486,247
TOTAL EQUITY FUNDS
(Cost $2,965,849)		3,681,164

Fixed-Income Funds - 34.8%
High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund (a)	17,457	166,018
Fidelity Strategic Income Fund (a)	15,401	166,018

TOTAL HIGH YIELD FIXED-INCOME FUNDS		332,036

Investment Grade Fixed-Income Funds - 30.3%
Fidelity Government Income Fund (a)	41,858	447,879
Fidelity Strategic Real Return Fund (a)	50,780	447,879
Fidelity Total Bond Fund (a)	123,565	1,340,683

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,236,441

TOTAL FIXED-INCOME FUNDS
(Cost $2,562,191)		2,568,477

Short-Term Funds - 15.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	564,460	564,460
Fidelity Short-Term Bond Fund (a)	65,180	564,460
TOTAL SHORT-TERM FUNDS
(Cost $1,122,415)		1,128,920
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,650,455)		7,378,561
NET OTHER ASSETS (LIABILITIES) - 0.0%		(198)
NET ASSETS - 100%		$7,378,363

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$596,605	$86,626	$144,222	$5,761	$486,247
Fidelity Advisor Mid Cap II Fund Class I	525,662	102,250	145,559	621	447,141
Fidelity Blue Chip Growth Fund	488,054	103,639	139,935	171	415,413
Fidelity Capital & Income Fund	198,299	15,619	41,353	7,292	166,018
Fidelity Equity-Income Fund	751,312	119,832	187,407	18,647	638,983
Fidelity Government Income Fund	510,277	87,155	157,324	7,999	447,879
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	597,532	33,074	650	564,460
Fidelity Investments Money Market Portfolio Institutional Class	623,102	42,742	665,845	797	-
Fidelity Large Cap Stock Fund	563,270	107,027	166,483	6,712	478,869
Fidelity Series 100 Index Fund	488,054	46,258	130,417	10,101	415,413
Fidelity Series Broad Market Opportunities Fund	864,137	132,959	226,857	3,185	734,905
Fidelity Series Small Cap Opportunities Fund	75,217	14,241	20,248	269	64,193
Fidelity Short-Term Bond Fund	623,102	102,872	165,829	5,458	564,460
Fidelity Strategic Income Fund	198,299	18,656	52,133	5,063	166,018
Fidelity Strategic Real Return Fund	510,277	69,431	130,541	8,544	447,879
Fidelity Total Bond Fund	1,531,683	207,313	422,442	42,664	1,340,683
Total	$8,547,350	$1,854,152	$2,829,669	$123,934	$7,378,561

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2032 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $6,650,455) — See accompanying schedule		$7,378,561
Cash		2
Receivable for investments sold		78,173
Total assets		7,456,736
Liabilities
Payable for investments purchased	$78,165
Distribution and service plan fees payable	208
Total liabilities		78,373
Net Assets		$7,378,363
Net Assets consist of:
Paid in capital		$6,599,975
Undistributed net investment income		1,709
Accumulated undistributed net realized gain (loss) on investments		48,573
Net unrealized appreciation (depreciation) on investments		728,106
Net Assets		$7,378,363
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($395,251 ÷ 6,912.15 shares)		$57.18
Maximum offering price per share (100/94.25 of $57.18)		$60.67
Class T:
Net Asset Value and redemption price per share ($57,631 ÷ 1,007.14 shares)		$57.22
Maximum offering price per share (100/96.50 of $57.22)		$59.30
Class C:
Net Asset Value and offering price per share ($124,493 ÷ 2,185.16 shares)(a)		$56.97
Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($6,744,744 ÷ 117,914.90 shares)		$57.20
Class I:
Net Asset Value, offering price and redemption price per share ($56,244 ÷ 983.28 shares)		$57.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$123,934
Expenses
Distribution and service plan fees	$2,597
Independent trustees' fees and expenses	34
Total expenses before reductions	2,631
Expense reductions	(34)	2,597
Net investment income (loss)		121,337
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(37,142)
Capital gain distributions from underlying funds	151,170
Total net realized gain (loss)		114,028
Change in net unrealized appreciation (depreciation) on underlying funds		(155,017)
Net gain (loss)		(40,989)
Net increase (decrease) in net assets resulting from operations		$80,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,337	$126,709
Net realized gain (loss)	114,028	249,350
Change in net unrealized appreciation (depreciation)	(155,017)	76,270
Net increase (decrease) in net assets resulting from operations	80,348	452,329
Distributions to shareholders from net investment income	(121,233)	(126,659)
Distributions to shareholders from net realized gain	(198,372)	(56,924)
Total distributions	(319,605)	(183,583)
Share transactions - net increase (decrease)	(929,485)	224,455
Total increase (decrease) in net assets	(1,168,742)	493,201
Net Assets
Beginning of period	8,547,105	8,053,904
End of period	$7,378,363	$8,547,105
Other Information
Undistributed net investment income end of period	$1,709	$1,604

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.52	$56.72	$53.04	$47.91	$49.07
Income from Investment Operations
Net investment income (loss)A	.758	.738	.718	.906	.717
Net realized and unrealized gain (loss)	.040B	2.196	4.379	5.480	.618
Total from investment operations	.798	2.934	5.097	6.386	1.335
Distributions from net investment income	(.756)	(.740)	(.704)	(.852)	(.770)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(2.138)	(1.134)	(1.417)	(1.256)	(2.495)
Net asset value, end of period	$57.18	$58.52	$56.72	$53.04	$47.91
Total ReturnC,D	1.55%	5.22%	9.76%	13.55%	2.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.37%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.28%	1.30%	1.80%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$395	$427	$267	$229	$217
Portfolio turnover rateE	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.55	$56.76	$53.08	$47.94	$49.10
Income from Investment Operations
Net investment income (loss)A	.620	.592	.581	.781	.599
Net realized and unrealized gain (loss)	.047B	2.190	4.386	5.484	.599
Total from investment operations	.667	2.782	4.967	6.265	1.198
Distributions from net investment income	(.615)	(.598)	(.574)	(.721)	(.633)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.997)	(.992)	(1.287)	(1.125)	(2.358)
Net asset value, end of period	$57.22	$58.55	$56.76	$53.08	$47.94
Total ReturnC,D	1.31%	4.94%	9.50%	13.27%	2.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.62%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.03%	1.05%	1.55%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$67	$36	$27	$24
Portfolio turnover rateE	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.35	$56.62	$52.99	$47.93	$49.12
Income from Investment Operations
Net investment income (loss)A	.344	.303	.305	.529	.358
Net realized and unrealized gain (loss)	.043B	2.182	4.382	5.469	.615
Total from investment operations	.387	2.485	4.687	5.998	.973
Distributions from net investment income	(.385)	(.361)	(.344)	(.534)	(.438)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.767)	(.755)	(1.057)	(.938)	(2.163)
Net asset value, end of period	$56.97	$58.35	$56.62	$52.99	$47.93
Total ReturnC,D	.81%	4.42%	8.96%	12.68%	2.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.12%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.53%	.55%	1.05%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$124	$137	$122	$69	$52
Portfolio turnover rateE	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.53	$56.73	$53.05	$47.92	$49.08
Income from Investment Operations
Net investment income (loss)A	.897	.882	.856	1.033	.836
Net realized and unrealized gain (loss)	.048B	2.192	4.380	5.479	.618
Total from investment operations	.945	3.074	5.236	6.512	1.454
Distributions from net investment income	(.893)	(.880)	(.843)	(.978)	(.889)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(2.275)	(1.274)	(1.556)	(1.382)	(2.614)
Net asset value, end of period	$57.20	$58.53	$56.73	$53.05	$47.92
Total ReturnC	1.82%	5.48%	10.04%	13.83%	3.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	-%F	-%F	-%F	-%F	.12%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.62%	1.53%	1.55%	2.05%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$6,745	$7,858	$7,608	$4,418	$2,991
Portfolio turnover rateD	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.53	$56.73	$53.05	$47.92	$49.08
Income from Investment Operations
Net investment income (loss)A	.896	.880	.856	1.032	.835
Net realized and unrealized gain (loss)	.049B	2.194	4.380	5.480	.619
Total from investment operations	.945	3.074	5.236	6.512	1.454
Distributions from net investment income	(.893)	(.880)	(.843)	(.978)	(.889)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(2.275)	(1.274)	(1.556)	(1.382)	(2.614)
Net asset value, end of period	$57.20	$58.53	$56.73	$53.05	$47.92
Total ReturnC	1.82%	5.48%	10.04%	13.83%	3.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	-%F	-%F	-%F	-%F	.12%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.62%	1.53%	1.55%	2.05%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$56	$58	$21	$19	$17
Portfolio turnover rateD	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2034 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	17.7	17.6
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Equity-Income Fund	8.9	8.9
Fidelity Advisor International Discovery Fund Class I	7.3	7.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	7.0	0.0
Fidelity Short-Term Bond Fund	6.9	6.7
Fidelity Large Cap Stock Fund	6.7	6.7
Fidelity Advisor Mid Cap II Fund Class I	6.2	6.3
Fidelity Strategic Real Return Fund	5.9	5.9
Fidelity Government Income Fund	5.9	5.8
	82.7	75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.5%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2034 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 44.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	25,333	$482,589
Fidelity Blue Chip Growth Fund (a)	6,446	447,731
Fidelity Equity-Income Fund (a)	12,659	689,412
Fidelity Large Cap Stock Fund (a)	18,829	516,672
Fidelity Series 100 Index Fund (a)	31,376	447,731
Fidelity Series Broad Market Opportunities Fund (a)	51,997	792,437
Fidelity Series Small Cap Opportunities Fund (a)	5,328	68,941

TOTAL DOMESTIC EQUITY FUNDS		3,445,513

International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Class I (a)	14,886	570,895
TOTAL EQUITY FUNDS
(Cost $3,264,971)		4,016,408

Fixed-Income Funds - 34.3%
High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund (a)	19,467	185,134
Fidelity Strategic Income Fund (a)	17,174	185,134

TOTAL HIGH YIELD FIXED-INCOME FUNDS		370,268

Investment Grade Fixed-Income Funds - 29.5%
Fidelity Government Income Fund (a)	42,713	457,026
Fidelity Strategic Real Return Fund (a)	51,817	457,026
Fidelity Total Bond Fund (a)	126,295	1,370,302

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,284,354

TOTAL FIXED-INCOME FUNDS
(Cost $2,585,703)		2,654,622

Short-Term Funds - 13.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	537,587	537,587
Fidelity Short-Term Bond Fund (a)	62,077	537,587
TOTAL SHORT-TERM FUNDS
(Cost $1,066,406)		1,075,174
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,917,080)		7,746,204
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199)
NET ASSETS - 100%		$7,746,005

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$728,186	$174,408	$264,824	$7,605	$570,895
Fidelity Advisor Mid Cap II Fund Class I	591,182	174,373	240,802	754	482,589
Fidelity Blue Chip Growth Fund	548,955	169,146	225,484	207	447,731
Fidelity Capital & Income Fund	230,842	38,786	75,955	9,033	185,134
Fidelity Equity-Income Fund	843,607	224,272	326,093	22,247	689,412
Fidelity Government Income Fund	543,324	137,821	232,317	9,114	457,026
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	664,538	126,951	664	537,587
Fidelity Investments Money Market Portfolio Institutional Class	628,717	88,850	717,567	868	-
Fidelity Large Cap Stock Fund	633,409	182,932	271,631	7,816	516,672
Fidelity Series 100 Index Fund	548,955	103,277	219,677	12,296	447,731
Fidelity Series Broad Market Opportunities Fund	970,289	251,129	387,198	3,869	792,437
Fidelity Series Small Cap Opportunities Fund	84,455	24,673	33,828	326	68,941
Fidelity Short-Term Bond Fund	628,717	149,632	245,126	5,800	537,587
Fidelity Strategic Income Fund	230,842	39,646	86,540	6,331	185,134
Fidelity Strategic Real Return Fund	543,324	122,539	207,109	9,626	457,026
Fidelity Total Bond Fund	1,629,034	359,211	643,262	48,606	1,370,302
Total	$9,383,838	$2,905,233	$4,304,364	$145,162	$7,746,204

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2034 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $6,917,080) — See accompanying schedule		$7,746,204
Cash		1
Receivable for investments sold		84,600
Total assets		7,830,805
Liabilities
Payable for investments purchased	$79,597
Payable for fund shares redeemed	4,988
Distribution and service plan fees payable	215
Total liabilities		84,800
Net Assets		$7,746,005
Net Assets consist of:
Paid in capital		$6,954,621
Undistributed net investment income		1,711
Accumulated undistributed net realized gain (loss) on investments		(39,451)
Net unrealized appreciation (depreciation) on investments		829,124
Net Assets		$7,746,005
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($280,476 ÷ 4,688.70 shares)		$59.82
Maximum offering price per share (100/94.25 of $59.82)		$63.47
Class T:
Net Asset Value and redemption price per share ($94,270 ÷ 1,575.20 shares)		$59.85
Maximum offering price per share (100/96.50 of $59.85)		$62.02
Class C:
Net Asset Value and offering price per share ($143,640 ÷ 2,411.00 shares)(a)		$59.58
Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($6,995,744 ÷ 116,975.10 shares)		$59.81
Class I:
Net Asset Value, offering price and redemption price per share ($231,875 ÷ 3,876.90 shares)		$59.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$145,162
Expenses
Distribution and service plan fees	$2,612
Independent trustees' fees and expenses	40
Total expenses before reductions	2,652
Expense reductions	(40)	2,612
Net investment income (loss)		142,550
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(105,645)
Capital gain distributions from underlying funds	183,088
Total net realized gain (loss)		77,443
Change in net unrealized appreciation (depreciation) on underlying funds		(131,537)
Net gain (loss)		(54,094)
Net increase (decrease) in net assets resulting from operations		$88,456

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,550	$138,209
Net realized gain (loss)	77,443	278,904
Change in net unrealized appreciation (depreciation)	(131,537)	92,145
Net increase (decrease) in net assets resulting from operations	88,456	509,258
Distributions to shareholders from net investment income	(142,540)	(138,207)
Distributions to shareholders from net realized gain	(259,010)	(126,265)
Total distributions	(401,550)	(264,472)
Share transactions - net increase (decrease)	(1,324,530)	333,119
Total increase (decrease) in net assets	(1,637,624)	577,905
Net Assets
Beginning of period	9,383,629	8,805,724
End of period	$7,746,005	$9,383,629
Other Information
Undistributed net investment income end of period	$1,711	$1,701

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.43	$59.85	$55.44	$49.70	$49.33
Income from Investment Operations
Net investment income (loss)A	.797	.753	.741	.840	.782
Net realized and unrealized gain (loss)	(.018)	2.384	4.748	6.014	.504
Total from investment operations	.779	3.137	5.489	6.854	1.286
Distributions from net investment income	(.795)	(.751)	(.723)	(.903)	(.775)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(2.389)	(1.557)	(1.079)	(1.114)	(.916)
Net asset value, end of period	$59.82	$61.43	$59.85	$55.44	$49.70
Total ReturnB,C	1.47%	5.31%	9.97%	13.98%	2.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.24%	1.27%	1.60%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$280	$300	$126	$20	$18
Portfolio turnover rateD	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.44	$59.85	$55.44	$49.70	$49.34
Income from Investment Operations
Net investment income (loss)A	.647	.602	.592	.719	.662
Net realized and unrealized gain (loss)	(.008)	2.387	4.742	6.008	.490
Total from investment operations	.639	2.989	5.334	6.727	1.152
Distributions from net investment income	(.635)	(.593)	(.568)	(.776)	(.651)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(2.229)	(1.399)	(.924)	(.987)	(.792)
Net asset value, end of period	$59.85	$61.44	$59.85	$55.44	$49.70
Total ReturnB,C	1.23%	5.06%	9.68%	13.71%	2.42%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	.99%	1.02%	1.35%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$94	$101	$96	$88	$23
Portfolio turnover rateD	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.23	$59.74	$55.39	$49.70	$49.37
Income from Investment Operations
Net investment income (loss)A	.363	.298	.300	.448	.424
Net realized and unrealized gain (loss)	(.014)	2.370	4.746	6.020	.490
Total from investment operations	.349	2.668	5.046	6.468	.914
Distributions from net investment income	(.405)	(.372)	(.340)	(.567)	(.443)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(1.999)	(1.178)	(.696)	(.778)	(.584)
Net asset value, end of period	$59.58	$61.23	$59.74	$55.39	$49.70
Total ReturnB,C	.73%	4.52%	9.15%	13.15%	1.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.49%	.52%	.86%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$144	$132	$54	$49	$43
Portfolio turnover rate D	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.42	$59.82	$55.41	$49.67	$49.31
Income from Investment Operations
Net investment income (loss)A	.940	.905	.885	.975	.903
Net realized and unrealized gain (loss)	(.017)	2.396	4.738	6.009	.505
Total from investment operations	.923	3.301	5.623	6.984	1.408
Distributions from net investment income	(.939)	(.895)	(.857)	(1.033)	(.907)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(2.533)	(1.701)	(1.213)	(1.244)	(1.048)
Net asset value, end of period	$59.81	$61.42	$59.82	$55.41	$49.67
Total ReturnB	1.73%	5.60%	10.23%	14.27%	2.97%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.49%	1.52%	1.85%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$6,996	$8,622	$8,313	$3,894	$2,123
Portfolio turnover rateC	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.42	$59.83	$55.42	$49.67	$49.31
Income from Investment Operations
Net investment income (loss)A	.940	.906	.884	.972	.904
Net realized and unrealized gain (loss)	(.017)	2.385	4.739	6.022	.504
Total from investment operations	.923	3.291	5.623	6.994	1.408
Distributions from net investment income	(.939)	(.895)	(.857)	(1.033)	(.907)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(2.533)	(1.701)	(1.213)	(1.244)	(1.048)
Net asset value, end of period	$59.81	$61.42	$59.83	$55.42	$49.67
Total ReturnB	1.73%	5.58%	10.23%	14.29%	2.97%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.49%	1.52%	1.85%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$232	$228	$217	$139	$122
Portfolio turnover rateC	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2036 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	17.0	16.9
Fidelity Series Broad Market Opportunities Fund	10.4	10.5
Fidelity Equity-Income Fund	9.1	9.1
Fidelity Advisor International Discovery Fund Class I	8.1	8.4
Fidelity Large Cap Stock Fund	6.8	6.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	6.6	0.0
Fidelity Short-Term Bond Fund	6.5	6.4
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.4
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Blue Chip Growth Fund	5.9	5.9
	82.7	76.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.4%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.1%

Six months ago
Domestic Equity Funds	45.6%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	12.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2036 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 53.5%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	36,652	$698,218
Fidelity Blue Chip Growth Fund (a)	9,325	647,718
Fidelity Equity-Income Fund (a)	18,304	996,826
Fidelity Large Cap Stock Fund (a)	27,246	747,620
Fidelity Series 100 Index Fund (a)	45,390	647,718
Fidelity Series Broad Market Opportunities Fund (a)	75,205	1,146,131
Fidelity Series Small Cap Opportunities Fund (a)	7,720	99,902

TOTAL DOMESTIC EQUITY FUNDS		4,984,133

International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Class I (a)	23,331	894,729
TOTAL EQUITY FUNDS
(Cost $5,249,371)		5,878,862

Fixed-Income Funds - 33.4%
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (a)	29,091	276,652
Fidelity Strategic Income Fund (a)	25,663	276,652

TOTAL HIGH YIELD FIXED-INCOME FUNDS		553,304

Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund (a)	58,175	622,467
Fidelity Strategic Real Return Fund (a)	70,575	622,468
Fidelity Total Bond Fund (a)	171,908	1,865,206

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,110,141

TOTAL FIXED-INCOME FUNDS
(Cost $3,662,876)		3,663,445

Short-Term Funds - 13.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	717,978	717,978
Fidelity Short-Term Bond Fund (a)	82,907	717,978
TOTAL SHORT-TERM FUNDS
(Cost $1,429,753)		1,435,956
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,342,000)		10,978,263
NET OTHER ASSETS (LIABILITIES) - 0.0%		(839)
NET ASSETS - 100%		$10,977,424

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$963,653	$175,954	$162,865	$9,395	$894,729
Fidelity Advisor Mid Cap II Fund Class I	723,304	166,595	150,400	857	698,218
Fidelity Blue Chip Growth Fund	672,526	168,656	148,619	233	647,718
Fidelity Capital & Income Fund	291,127	37,083	43,523	11,346	276,652
Fidelity Equity-Income Fund	1,033,614	201,106	185,950	26,794	996,826
Fidelity Government Income Fund	631,904	142,376	162,854	10,421	622,467
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	756,479	38,501	811	717,978
Fidelity Investments Money Market Portfolio Institutional Class	704,121	70,133	774,254	928	-
Fidelity Large Cap Stock Fund	775,211	173,941	175,054	9,653	747,620
Fidelity Series 100 Index Fund	672,526	88,443	135,491	14,304	647,718
Fidelity Series Broad Market Opportunities Fund	1,189,333	219,426	225,646	4,397	1,146,131
Fidelity Series Small Cap Opportunities Fund	103,813	23,581	21,682	368	99,902
Fidelity Short-Term Bond Fund	704,121	159,168	150,862	6,498	717,978
Fidelity Strategic Income Fund	291,127	42,899	60,839	8,072	276,652
Fidelity Strategic Real Return Fund	631,904	117,254	129,284	11,064	622,468
Fidelity Total Bond Fund	1,895,712	367,830	436,930	55,614	1,865,206
Total	$11,283,996	$2,910,924	$3,002,754	$170,755	$10,978,263

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2036 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $10,342,000) — See accompanying schedule		$10,978,263
Cash		2
Receivable for investments sold		97,286
Receivable for fund shares sold		26,352
Total assets		11,101,903
Liabilities
Payable for investments purchased	$123,462
Payable for fund shares redeemed	170
Distribution and service plan fees payable	847
Total liabilities		124,479
Net Assets		$10,977,424
Net Assets consist of:
Paid in capital		$10,296,534
Distributions in excess of net investment income		2,166
Accumulated undistributed net realized gain (loss) on investments		42,461
Net unrealized appreciation (depreciation) on investments		636,263
Net Assets		$10,977,424
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($501,055.9 ÷ 8,267.102 shares)		$60.61
Maximum offering price per share (100/94.25 of $60.61)		$64.31
Class T:
Net Asset Value and redemption price per share ($1,029,824.1 ÷ 17,001.873 shares)		$60.57
Maximum offering price per share (100/96.50 of $60.57)		$62.77
Class C:
Net Asset Value and offering price per share ($384,472.5 ÷ 6,381.362 shares)(a)		$60.25
Income Replacement 2036:
Net Asset Value, offering price and redemption price per share ($9,061,291.4 ÷ 149,476.902 shares)		$60.62
Class I:
Net Asset Value, offering price and redemption price per share ($780.2 ÷ 12.852 shares)		$60.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$170,755
Expenses
Distribution and service plan fees	$10,168
Independent trustees' fees and expenses	47
Total expenses before reductions	10,215
Expense reductions	(47)	10,168
Net investment income (loss)		160,587
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(79,355)
Capital gain distributions from underlying funds	208,943
Total net realized gain (loss)		129,588
Change in net unrealized appreciation (depreciation) on underlying funds		(133,017)
Net gain (loss)		(3,429)
Net increase (decrease) in net assets resulting from operations		$157,158

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,587	$129,682
Net realized gain (loss)	129,588	245,820
Change in net unrealized appreciation (depreciation)	(133,017)	105,008
Net increase (decrease) in net assets resulting from operations	157,158	480,510
Distributions to shareholders from net investment income	(160,249)	(129,153)
Distributions to shareholders from net realized gain	(238,984)	(39,965)
Total distributions	(399,233)	(169,118)
Share transactions - net increase (decrease)	(63,577)	3,684,390
Total increase (decrease) in net assets	(305,652)	3,995,782
Net Assets
Beginning of period	11,283,076	7,287,294
End of period	$10,977,424	$11,283,076
Other Information
Undistributed net investment income end of period	$2,166	$1,828

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$62.00	$59.79	$55.12	$49.20	$48.92
Income from Investment Operations
Net investment income (loss)A	.790	.753	.751	.939	.760
Net realized and unrealized gain (loss)	(.055)	2.474	4.831	6.075	.441
Total from investment operations	.735	3.227	5.582	7.014	1.201
Distributions from net investment income	(.788)	(.743)	(.734)	(.913)	(.784)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(2.125)	(1.017)	(.912)	(1.094)	(.921)
Net asset value, end of period	$60.61	$62.00	$59.79	$55.12	$49.20
Total ReturnB,C	1.37%	5.44%	10.18%	14.45%	2.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.36%	1.23%	1.29%	1.80%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$501	$452	$181	$25	$27
Portfolio turnover rateD	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.96	$59.75	$55.09	$49.17	$48.89
Income from Investment Operations
Net investment income (loss)A	.645	.600	.601	.809	.641
Net realized and unrealized gain (loss)	(.056)	2.475	4.822	6.077	.448
Total from investment operations	.589	3.075	5.423	6.886	1.089
Distributions from net investment income	(.642)	(.591)	(.585)	(.785)	(.672)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.979)	(.865)	(.763)	(.966)	(.809)
Net asset value, end of period	$60.57	$61.96	$59.75	$55.09	$49.17
Total ReturnB,C	1.11%	5.18%	9.89%	14.18%	2.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.11%	.98%	1.04%	1.55%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,030	$1,088	$420	$295	$278
Portfolio turnover rateD	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.58	$54.98	$49.14	$48.88
Income from Investment Operations
Net investment income (loss)A	.352	.294	.310	.553	.404
Net realized and unrealized gain (loss)	(.066)	2.471	4.816	6.061	.445
Total from investment operations	.286	2.765	5.126	6.614	.849
Distributions from net investment income	(.409)	(.361)	(.348)	(.593)	(.452)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.746)	(.635)	(.526)	(.774)	(.589)
Net asset value, end of period	$60.25	$61.71	$59.58	$54.98	$49.14
Total ReturnB,C	.60%	4.66%	9.35%	13.60%	1.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.61%	.48%	.54%	1.06%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$384	$444	$358	$357	$174
Portfolio turnover rateD	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$62.01	$59.79	$55.11	$49.19	$48.91
Income from Investment Operations
Net investment income (loss)A	.938	.907	.893	1.073	.880
Net realized and unrealized gain (loss)	(.057)	2.472	4.833	6.070	.445
Total from investment operations	.881	3.379	5.726	7.143	1.325
Distributions from net investment income	(.934)	(.885)	(.868)	(1.042)	(.908)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(2.271)	(1.159)	(1.046)	(1.223)	(1.045)
Net asset value, end of period	$60.62	$62.01	$59.79	$55.11	$49.19
Total ReturnB	1.62%	5.70%	10.46%	14.74%	2.82%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.61%	1.48%	1.54%	2.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$9,061	$9,298	$6,327	$3,904	$2,363
Portfolio turnover rateC	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$62.07	$59.83	$55.13	$49.18	$48.90
Income from Investment Operations
Net investment income (loss)A	.940	.901	.869	1.108	.873
Net realized and unrealized gain (loss)	(.029)	2.498	4.877	6.065	.452
Total from investment operations	.911	3.399	5.746	7.173	1.325
Distributions from net investment income	(.934)	(.885)	(.868)	(1.042)	(.908)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(2.271)	(1.159)	(1.046)	(1.223)	(1.045)
Net asset value, end of period	$60.71	$62.07	$59.83	$55.13	$49.18
Total ReturnB	1.67%	5.73%	10.49%	14.80%	2.82%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.61%	1.48%	1.54%	2.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1	$1	$1	$1	$1
Portfolio turnover rateC	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2038 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.7	16.6
Fidelity Series Broad Market Opportunities Fund	10.6	10.7
Fidelity Equity-Income Fund	9.3	9.3
Fidelity Advisor International Discovery Fund Class I	9.0	9.2
Fidelity Large Cap Stock Fund	6.9	7.0
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.5
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	5.9	0.0
Fidelity Short-Term Bond Fund	5.9	5.7
	82.8	77.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.2%
International Equity Funds	9.0%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.8%

Six months ago
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2038 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 55.2%
	Shares	Value
Domestic Equity Funds - 46.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	16,874	$321,454
Fidelity Blue Chip Growth Fund (a)	4,299	298,599
Fidelity Equity-Income Fund (a)	8,430	459,077
Fidelity Large Cap Stock Fund (a)	12,548	344,308
Fidelity Series 100 Index Fund (a)	20,925	298,599
Fidelity Series Broad Market Opportunities Fund (a)	34,655	528,138
Fidelity Series Small Cap Opportunities Fund (a)	3,532	45,709

TOTAL DOMESTIC EQUITY FUNDS		2,295,884

International Equity Funds - 9.0%
Fidelity Advisor International Discovery Fund Class I (a)	11,582	444,172
TOTAL EQUITY FUNDS
(Cost $2,228,305)		2,740,056

Fixed-Income Funds - 33.0%
High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (a)	13,792	131,164
Fidelity Strategic Income Fund (a)	12,167	131,164

TOTAL HIGH YIELD FIXED-INCOME FUNDS		262,328

Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (a)	25,770	275,744
Fidelity Strategic Real Return Fund (a)	31,264	275,745
Fidelity Total Bond Fund (a)	76,334	828,221

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,379,710

TOTAL FIXED-INCOME FUNDS
(Cost $1,597,356)		1,642,038

Short-Term Funds - 11.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	293,134	293,134
Fidelity Short-Term Bond Fund (a)	33,849	293,133
TOTAL SHORT-TERM FUNDS
(Cost $581,243)		586,267
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,406,904)		4,968,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(163)
NET ASSETS - 100%		$4,968,198

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$624,716	$87,878	$210,557	$6,057	$444,172
Fidelity Advisor Mid Cap II Fund Class I	436,299	81,896	164,643	518	321,454
Fidelity Blue Chip Growth Fund	404,896	81,843	155,514	141	298,599
Fidelity Capital & Income Fund	180,399	16,076	58,632	6,507	131,164
Fidelity Equity-Income Fund	622,712	97,561	220,208	15,210	459,077
Fidelity Government Income Fund	368,816	62,310	160,385	5,647	275,744
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	362,355	69,221	365	293,134
Fidelity Investments Money Market Portfolio Institutional Class	368,148	24,317	392,466	476	-
Fidelity Large Cap Stock Fund	467,034	85,387	184,523	5,395	344,308
Fidelity Series 100 Index Fund	404,896	37,027	150,466	8,436	298,599
Fidelity Series Broad Market Opportunities Fund	716,252	107,640	261,676	2,656	528,138
Fidelity Series Small Cap Opportunities Fund	62,138	11,965	23,795	222	45,709
Fidelity Short-Term Bond Fund	368,148	66,457	143,909	3,199	293,133
Fidelity Strategic Income Fund	180,399	19,749	69,494	4,478	131,164
Fidelity Strategic Real Return Fund	368,816	48,954	139,700	5,993	275,745
Fidelity Total Bond Fund	1,107,785	152,340	446,084	30,147	828,221
Total	$6,681,456	$1,343,755	$2,851,273	$95,447	$4,968,361

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2038 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $4,406,904) — See accompanying schedule		$4,968,361
Receivable for investments sold		54,972
Total assets		5,023,333
Liabilities
Payable to custodian bank	$5,641
Payable for investments purchased	49,328
Distribution and service plan fees payable	166
Total liabilities		55,135
Net Assets		$4,968,198
Net Assets consist of:
Paid in capital		$4,409,028
Undistributed net investment income		1,081
Accumulated undistributed net realized gain (loss) on investments		(3,368)
Net unrealized appreciation (depreciation) on investments		561,457
Net Assets		$4,968,198
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($62,430 ÷ 1,077.90 shares)		$57.92
Maximum offering price per share (100/94.25 of $57.92)		$61.45
Class T:
Net Asset Value and redemption price per share ($183,174 ÷ 3,163.70 shares)		$57.90
Maximum offering price per share (100/96.50 of $57.90)		$60.00
Class C:
Net Asset Value and offering price per share ($92,841 ÷ 1,612.30 shares)(a)		$57.58
Income Replacement 2038:
Net Asset Value, offering price and redemption price per share ($4,596,654 ÷ 79,361.40 shares)		$57.92
Class I:
Net Asset Value, offering price and redemption price per share ($33,099 ÷ 571.50 shares)		$57.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$95,447
Expenses
Distribution and service plan fees	$2,186
Independent trustees' fees and expenses	26
Total expenses before reductions	2,212
Expense reductions	(26)	2,186
Net investment income (loss)		93,261
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(61,986)
Capital gain distributions from underlying funds	123,988
Total net realized gain (loss)		62,002
Change in net unrealized appreciation (depreciation) on underlying funds		(142,555)
Net gain (loss)		(80,553)
Net increase (decrease) in net assets resulting from operations		$12,708

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,261	$98,571
Net realized gain (loss)	62,002	189,636
Change in net unrealized appreciation (depreciation)	(142,555)	85,822
Net increase (decrease) in net assets resulting from operations	12,708	374,029
Distributions to shareholders from net investment income	(93,349)	(98,552)
Distributions to shareholders from net realized gain	(167,598)	(74,391)
Total distributions	(260,947)	(172,943)
Share transactions - net increase (decrease)	(1,464,806)	(46,672)
Total increase (decrease) in net assets	(1,713,045)	154,414
Net Assets
Beginning of period	6,681,243	6,526,829
End of period	$4,968,198	$6,681,243
Other Information
Undistributed net investment income end of period	$1,081	$1,169

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.57	$57.74	$54.44	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.774	.718	.738	.953	.739
Net realized and unrealized gain (loss)	(.138)	2.463	4.763	6.186	.384
Total from investment operations	.636	3.181	5.501	7.139	1.123
Distributions from net investment income	(.766)	(.712)	(.688)	(.909)	(.769)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(2.286)	(1.351)	(2.201)	(1.109)	(.903)
Net asset value, end of period	$57.92	$59.57	$57.74	$54.44	$48.41
Total ReturnB,C	1.27%	5.58%	10.39%	14.95%	2.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.22%	1.31%	1.85%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$172	$178	$121	$76
Portfolio turnover rateD	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.56	$57.74	$54.44	$48.40	$48.19
Income from Investment Operations
Net investment income (loss)A	.635	.571	.599	.820	.624
Net realized and unrealized gain (loss)	(.140)	2.456	4.761	6.201	.367
Total from investment operations	.495	3.027	5.360	7.021	.991
Distributions from net investment income	(.635)	(.568)	(.547)	(.781)	(.647)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(2.155)	(1.207)	(2.060)	(.981)	(.781)
Net asset value, end of period	$57.90	$59.56	$57.74	$54.44	$48.40
Total ReturnB,C	1.02%	5.30%	10.11%	14.69%	2.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	.97%	1.07%	1.59%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$183	$191	$190	$135	$105
Portfolio turnover rateD	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.30	$57.56	$54.33	$48.37	$48.17
Income from Investment Operations
Net investment income (loss)A	.355	.276	.315	.561	.390
Net realized and unrealized gain (loss)	(.151)	2.444	4.755	6.186	.379
Total from investment operations	.204	2.720	5.070	6.747	.769
Distributions from net investment income	(.404)	(.341)	(.327)	(.587)	(.435)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(1.924)	(.980)	(1.840)	(.787)	(.569)
Net asset value, end of period	$57.58	$59.30	$57.56	$54.33	$48.37
Total ReturnB,C	.50%	4.77%	9.57%	14.10%	1.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.47%	.56%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$93	$104	$110	$84	$74
Portfolio turnover rateD	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.58	$57.75	$54.45	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.915	.865	.881	1.076	.857
Net realized and unrealized gain (loss)	(.145)	2.464	4.759	6.200	.377
Total from investment operations	.770	3.329	5.640	7.276	1.234
Distributions from net investment income	(.910)	(.860)	(.827)	(1.036)	(.880)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(2.430)	(1.499)	(2.340)	(1.236)	(1.014)
Net asset value, end of period	$57.92	$59.58	$57.75	$54.45	$48.41
Total ReturnB	1.52%	5.84%	10.66%	15.26%	2.68%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.64%	1.47%	1.56%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,597	$6,181	$6,017	$1,942	$1,811
Portfolio turnover rateC	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.58	$57.75	$54.45	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.913	.865	.879	1.078	.857
Net realized and unrealized gain (loss)	(.143)	2.464	4.761	6.198	.377
Total from investment operations	.770	3.329	5.640	7.276	1.234
Distributions from net investment income	(.910)	(.860)	(.827)	(1.036)	(.880)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(2.430)	(1.499)	(2.340)	(1.236)	(1.014)
Net asset value, end of period	$57.92	$59.58	$57.75	$54.45	$48.41
Total ReturnB	1.52%	5.84%	10.66%	15.26%	2.68%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.64%	1.47%	1.56%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$33	$34	$32	$29	$25
Portfolio turnover rateC	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2040 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.3	16.1
Fidelity Series Broad Market Opportunities Fund	10.8	10.9
Fidelity Advisor International Discovery Fund Class I	9.8	10.0
Fidelity Equity-Income Fund	9.4	9.5
Fidelity Large Cap Stock Fund	7.1	7.1
Fidelity Advisor Mid Cap II Fund Class I	6.6	6.6
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Series 100 Index Fund	6.1	6.1
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Government Income Fund	5.5	5.4
	83.2	83.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.0%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	10.2%

Fidelity Income Replacement 2040 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 56.8%
	Shares	Value
Domestic Equity Funds - 47.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	33,780	$643,511
Fidelity Blue Chip Growth Fund (a)	8,604	597,616
Fidelity Equity-Income Fund (a)	16,873	918,883
Fidelity Large Cap Stock Fund (a)	25,124	689,406
Fidelity Series 100 Index Fund (a)	41,879	597,615
Fidelity Series Broad Market Opportunities Fund (a)	69,329	1,056,569
Fidelity Series Small Cap Opportunities Fund (a)	7,094	91,791

TOTAL DOMESTIC EQUITY FUNDS		4,595,391

International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Class I (a)	24,903	955,013
TOTAL EQUITY FUNDS
(Cost $4,905,309)		5,550,404

Fixed-Income Funds - 32.8%
High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund (a)	28,340	269,513
Fidelity Strategic Income Fund (a)	25,001	269,513

TOTAL HIGH YIELD FIXED-INCOME FUNDS		539,026

Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund (a)	49,829	533,167
Fidelity Strategic Real Return Fund (a)	60,450	533,167
Fidelity Total Bond Fund (a)	147,059	1,595,591

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,661,925

TOTAL FIXED-INCOME FUNDS
(Cost $3,182,454)		3,200,951

Short-Term Funds - 10.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	506,801	506,801
Fidelity Short-Term Bond Fund (a)	58,522	506,801
TOTAL SHORT-TERM FUNDS
(Cost $1,009,016)		1,013,602
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,096,779)		9,764,957
NET OTHER ASSETS (LIABILITIES) - 0.0%		(469)
NET ASSETS - 100%		$9,764,488

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,008,243	$229,288	$192,144	$10,567	$955,013
Fidelity Advisor Mid Cap II Fund Class I	656,048	181,097	152,346	841	643,511
Fidelity Blue Chip Growth Fund	609,681	176,353	146,027	213	597,616
Fidelity Capital & Income Fund	279,191	49,790	51,140	11,396	269,513
Fidelity Equity-Income Fund	937,212	227,261	194,505	25,384	918,883
Fidelity Government Income Fund	528,785	148,072	153,410	9,171	533,167
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	539,713	32,912	588	506,801
Fidelity Investments Money Market Portfolio Institutional Class	484,391	81,151	565,541	681	-
Fidelity Large Cap Stock Fund	703,402	188,924	175,937	9,327	689,406
Fidelity Series 100 Index Fund	609,681	106,164	138,275	14,043	597,615
Fidelity Series Broad Market Opportunities Fund	1,078,287	253,467	237,971	4,315	1,056,569
Fidelity Series Small Cap Opportunities Fund	93,721	25,641	22,065	347	91,791
Fidelity Short-Term Bond Fund	484,391	134,243	115,845	4,738	506,801
Fidelity Strategic Income Fund	279,191	54,999	68,039	8,048	269,513
Fidelity Strategic Real Return Fund	528,785	128,581	126,111	9,739	533,167
Fidelity Total Bond Fund	1,584,382	380,349	402,707	48,828	1,595,591
Total	$9,865,391	$2,905,093	$2,774,975	$158,226	$9,764,957

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2040 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $9,096,779) — See accompanying schedule		$9,764,957
Cash		1
Receivable for investments sold		93,638
Total assets		9,858,596
Liabilities
Payable for investments purchased	$93,635
Distribution and service plan fees payable	473
Total liabilities		94,108
Net Assets		$9,764,488
Net Assets consist of:
Paid in capital		$9,056,218
Undistributed net investment income		1,973
Accumulated undistributed net realized gain (loss) on investments		38,119
Net unrealized appreciation (depreciation) on investments		668,178
Net Assets		$9,764,488
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($92,103.85 ÷ 1,554.553 shares)		$59.25
Maximum offering price per share (100/94.25 of $59.25)		$62.86
Class T:
Net Asset Value and redemption price per share ($751,876.18 ÷ 12,676.688 shares)		$59.31
Maximum offering price per share (100/96.50 of $59.31)		$61.46
Class C:
Net Asset Value and offering price per share ($174,717.77 ÷ 2,969.279 shares)(a)		$58.84
Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($8,743,977.90 ÷ 147,687.276 shares)		$59.21
Class I:
Net Asset Value, offering price and redemption price per share ($1,812.59 ÷ 30.614 shares)		$59.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$158,226
Expenses
Distribution and service plan fees	$5,202
Independent trustees' fees and expenses	43
Total expenses before reductions	5,245
Expense reductions	(43)	5,202
Net investment income (loss)		153,024
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(62,696)
Capital gain distributions from underlying funds	200,273
Total net realized gain (loss)		137,577
Change in net unrealized appreciation (depreciation) on underlying funds		(166,274)
Net gain (loss)		(28,697)
Net increase (decrease) in net assets resulting from operations		$124,327

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,024	$139,398
Net realized gain (loss)	137,577	278,951
Change in net unrealized appreciation (depreciation)	(166,274)	127,578
Net increase (decrease) in net assets resulting from operations	124,327	545,927
Distributions to shareholders from net investment income	(152,794)	(139,199)
Distributions to shareholders from net realized gain	(242,649)	(116,405)
Total distributions	(395,443)	(255,604)
Share transactions - net increase (decrease)	169,969	911,455
Total increase (decrease) in net assets	(101,147)	1,201,778
Net Assets
Beginning of period	9,865,635	8,663,857
End of period	$9,764,488	$9,865,635
Other Information
Undistributed net investment income end of period	$1,973	$1,743

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.93	$59.08	$54.91	$48.63	$48.44
Income from Investment Operations
Net investment income (loss)A	.786	.748	.742	.927	.762
Net realized and unrealized gain (loss)	(.202)	2.585	5.022	6.538	.331
Total from investment operations	.584	3.333	5.764	7.465	1.093
Distributions from net investment income	(.773)	(.742)	(.712)	(.933)	(.771)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(2.264)	(1.483)	(1.594)	(1.185)	(.903)
Net asset value, end of period	$59.25	$60.93	$59.08	$54.91	$48.63
Total ReturnB,C	1.16%	5.72%	10.68%	15.58%	2.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.24%F	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.24%F	.25%
Expenses net of all reductions	.25%	.25%	.25%	.24%F	.25%
Net investment income (loss)	1.38%	1.25%	1.28%	1.79%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$92	$109	$109	$10	$7
Portfolio turnover rateD	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.15	$55.00	$48.61	$48.43
Income from Investment Operations
Net investment income (loss)A	.642	.599	.605	.781	.649
Net realized and unrealized gain (loss)	(.205)	2.586	5.021	6.563	.312
Total from investment operations	.437	3.185	5.626	7.344	.961
Distributions from net investment income	(.636)	(.594)	(.594)	(.702)	(.649)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(2.127)	(1.335)	(1.476)	(.954)	(.781)
Net asset value, end of period	$59.31	$61.00	$59.15	$55.00	$48.61
Total ReturnB,C	.90%	5.45%	10.40%	15.30%	2.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.49%F	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.49%F	.50%	.50%
Expenses net of all reductions	.50%	.50%	.49%F	.50%	.50%
Net investment income (loss)	1.13%	1.00%	1.04%	1.53%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$752	$544	$451	$10	$51
Portfolio turnover rateD	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.60	$58.82	$54.75	$48.55	$48.42
Income from Investment Operations
Net investment income (loss)A	.357	.296	.304	.532	.415
Net realized and unrealized gain (loss)	(.216)	2.580	5.003	6.524	.310
Total from investment operations	.141	2.876	5.307	7.056	.725
Distributions from net investment income	(.410)	(.355)	(.355)	(.604)	(.463)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.901)	(1.096)	(1.237)	(.856)	(.595)
Net asset value, end of period	$58.84	$60.60	$58.82	$54.75	$48.55
Total ReturnB,C	.39%	4.94%	9.84%	14.71%	1.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.49%	.53%	1.03%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$175	$177	$205	$154	$107
Portfolio turnover rateD	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.89	$59.04	$54.87	$48.59	$48.42
Income from Investment Operations
Net investment income (loss)A	.928	.898	.880	1.051	.885
Net realized and unrealized gain (loss)	(.202)	2.584	5.027	6.531	.317
Total from investment operations	.726	3.482	5.907	7.582	1.202
Distributions from net investment income	(.915)	(.891)	(.855)	(1.050)	(.900)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(2.406)	(1.632)	(1.737)	(1.302)	(1.032)
Net asset value, end of period	$59.21	$60.89	$59.04	$54.87	$48.59
Total ReturnB	1.41%	5.98%	10.97%	15.86%	2.60%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.50%	1.53%	2.03%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,744	$9,019	$7,882	$3,925	$2,462
Portfolio turnover rateC	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.89	$59.04	$54.88	$48.59	$48.43
Income from Investment Operations
Net investment income (loss)A	.929	.897	.887	1.040	.865
Net realized and unrealized gain (loss)	(.203)	2.585	5.010	6.552	.327
Total from investment operations	.726	3.482	5.897	7.592	1.192
Distributions from net investment income	(.915)	(.891)	(.855)	(1.050)	(.900)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(2.406)	(1.632)	(1.737)	(1.302)	(1.032)
Net asset value, end of period	$59.21	$60.89	$59.04	$54.88	$48.59
Total ReturnB	1.41%	5.98%	10.95%	15.88%	2.58%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.50%	1.53%	2.03%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2	$18	$17	$2	$2
Portfolio turnover rateC	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2042 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.0	15.9
Fidelity Series Broad Market Opportunities Fund	11.1	11.1
Fidelity Advisor International Discovery Fund Class I	10.7	10.9
Fidelity Equity-Income Fund	9.6	9.7
Fidelity Large Cap Stock Fund	7.2	7.2
Fidelity Advisor Mid Cap II Fund Class I	6.7	6.7
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Blue Chip Growth Fund	6.2	6.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Government Income Fund	5.3	5.3
	84.3	84.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.9%

Six months ago
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

Fidelity Income Replacement 2042 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 58.7%
	Shares	Value
Domestic Equity Funds - 48.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	103,587	$1,973,325
Fidelity Blue Chip Growth Fund (a)	26,380	1,832,373
Fidelity Equity-Income Fund (a)	51,763	2,819,036
Fidelity Large Cap Stock Fund (a)	77,051	2,114,277
Fidelity Series 100 Index Fund (a)	128,407	1,832,373
Fidelity Series Broad Market Opportunities Fund (a)	212,722	3,241,891
Fidelity Series Small Cap Opportunities Fund (a)	21,785	281,904

TOTAL DOMESTIC EQUITY FUNDS		14,095,179

International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Class I (a)	81,854	3,139,114
TOTAL EQUITY FUNDS
(Cost $14,561,395)		17,234,293

Fixed-Income Funds - 32.4%
High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (a)	89,546	851,585
Fidelity Strategic Income Fund (a)	78,997	851,585

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,703,170

Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund (a)	146,002	1,562,216
Fidelity Strategic Real Return Fund (a)	177,122	1,562,216
Fidelity Total Bond Fund (a)	431,679	4,683,712

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,808,144

TOTAL FIXED-INCOME FUNDS
(Cost $9,369,253)		9,511,314

Short-Term Funds - 8.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	1,309,677	1,309,677
Fidelity Short-Term Bond Fund (a)	151,233	1,309,677
TOTAL SHORT-TERM FUNDS
(Cost $2,606,677)		2,619,354
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $26,537,325)		29,364,961
NET OTHER ASSETS (LIABILITIES) - 0.0%		(709)
NET ASSETS - 100%		$29,364,252

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$4,025,806	$786,916	$1,326,702	$37,108	$3,139,114
Fidelity Advisor Mid Cap II Fund Class I	2,448,612	542,484	853,006	2,745	1,973,325
Fidelity Blue Chip Growth Fund	2,275,769	581,420	859,432	767	1,832,373
Fidelity Capital & Income Fund	1,076,669	164,626	352,808	36,878	851,585
Fidelity Equity-Income Fund	3,500,075	736,401	1,203,740	81,777	2,819,036
Fidelity Government Income Fund	1,901,275	458,276	821,716	27,687	1,562,216
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	1,411,301	101,625	1,425	1,309,677
Fidelity Investments Money Market Portfolio Institutional Class	1,411,553	143,447	1,555,000	1,739	-
Fidelity Large Cap Stock Fund	2,625,056	582,628	970,810	29,647	2,114,277
Fidelity Series 100 Index Fund	2,275,769	343,074	831,170	44,134	1,832,373
Fidelity Series Broad Market Opportunities Fund	4,025,806	801,162	1,414,354	14,101	3,241,891
Fidelity Series Small Cap Opportunities Fund	349,287	78,253	121,998	1,197	281,904
Fidelity Short-Term Bond Fund	1,411,553	415,550	526,771	11,965	1,309,677
Fidelity Strategic Income Fund	1,076,669	188,948	416,755	25,125	851,585
Fidelity Strategic Real Return Fund	1,901,275	397,835	722,572	30,137	1,562,216
Fidelity Total Bond Fund	$5,703,822	$1,202,195	$2,291,368	$147,660	$4,683,712
Total	$36,008,996	$8,834,516	$14,369,827	$494,092	$29,364,961

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2042 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $26,537,325) — See accompanying schedule		$29,364,961
Receivable for investments sold		289,672
Total assets		29,654,633
Liabilities
Payable for investments purchased	$288,664
Payable for fund shares redeemed	999
Distribution and service plan fees payable	718
Total liabilities		290,381
Net Assets		$29,364,252
Net Assets consist of:
Paid in capital		$26,517,530
Undistributed net investment income		6,019
Accumulated undistributed net realized gain (loss) on investments		13,067
Net unrealized appreciation (depreciation) on investments		2,827,636
Net Assets		$29,364,252
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($535,506 ÷ 9,046.11 shares)		$59.20
Maximum offering price per share (100/94.25 of $59.20)		$62.81
Class T:
Net Asset Value and redemption price per share ($479,297 ÷ 8,094.48 shares)		$59.21
Maximum offering price per share (100/96.50 of $59.21)		$61.36
Class C:
Net Asset Value and offering price per share ($498,059 ÷ 8,460.82 shares)(a)		$58.87
Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($27,773,618 ÷ 468,998.75 shares)		$59.22
Class I:
Net Asset Value, offering price and redemption price per share ($77,772 ÷ 1,313.39 shares)		$59.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$494,092
Expenses
Distribution and service plan fees	$8,361
Independent trustees' fees and expenses	135
Total expenses before reductions	8,496
Expense reductions	(135)	8,361
Net investment income (loss)		485,731
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(370,341)
Capital gain distributions from underlying funds	657,255
Total net realized gain (loss)		286,914
Change in net unrealized appreciation (depreciation) on underlying funds		(732,245)
Net gain (loss)		(445,331)
Net increase (decrease) in net assets resulting from operations		$40,400

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$485,731	$553,749
Net realized gain (loss)	286,914	1,178,354
Change in net unrealized appreciation (depreciation)	(732,245)	508,337
Net increase (decrease) in net assets resulting from operations	40,400	2,240,440
Distributions to shareholders from net investment income	(486,226)	(553,019)
Distributions to shareholders from net realized gain	(866,030)	(501,646)
Total distributions	(1,352,256)	(1,054,665)
Share transactions - net increase (decrease)	(5,332,017)	987,671
Total increase (decrease) in net assets	(6,643,873)	2,173,446
Net Assets
Beginning of period	36,008,125	33,834,679
End of period	$29,364,252	$36,008,125
Other Information
Undistributed net investment income end of period	$6,019	$6,513

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.04	$59.16	$55.32	$48.66	$48.52
Income from Investment Operations
Net investment income (loss)A	.798	.756	.755	.977	.782
Net realized and unrealized gain (loss)	(.292)	2.687	5.194	6.833	.281
Total from investment operations	.506	3.443	5.949	7.810	1.063
Distributions from net investment income	(.802)	(.750)	(.747)	(.973)	(.791)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(2.346)	(1.563)	(2.109)	(1.150)	(.923)
Net asset value, end of period	$59.20	$61.04	$59.16	$55.32	$48.66
Total ReturnB,C	1.03%	5.90%	11.01%	16.28%	2.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.40%	1.26%	1.30%	1.86%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$536	$636	$565	$70	$20
Portfolio turnover rateD	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.05	$59.18	$55.33	$48.67	$48.53
Income from Investment Operations
Net investment income (loss)A	.655	.605	.605	.836	.660
Net realized and unrealized gain (loss)	(.294)	2.677	5.216	6.839	.287
Total from investment operations	.361	3.282	5.821	7.675	.947
Distributions from net investment income	(.657)	(.599)	(.609)	(.838)	(.675)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(2.201)	(1.412)	(1.971)	(1.015)	(.807)
Net asset value, end of period	$59.21	$61.05	$59.18	$55.33	$48.67
Total ReturnB,C	.78%	5.62%	10.77%	15.98%	2.05%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.15%	1.01%	1.05%	1.61%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$479	$543	$482	$153	$132
Portfolio turnover rateD	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.79	$59.00	$55.21	$48.64	$48.52
Income from Investment Operations
Net investment income (loss)A	.368	.306	.317	.582	.427
Net realized and unrealized gain (loss)	(.293)	2.673	5.194	6.821	.290
Total from investment operations	.075	2.979	5.511	7.403	.717
Distributions from net investment income	(.451)	(.376)	(.359)	(.656)	(.465)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(1.995)	(1.189)	(1.721)	(.833)	(.597)
Net asset value, end of period	$58.87	$60.79	$59.00	$55.21	$48.64
Total ReturnB,C	.28%	5.11%	10.19%	15.40%	1.55%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	.99%F	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%F	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%F	1.00%
Net investment income (loss)	.65%	.51%	.55%	1.12%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$498	$594	$366	$97	$24
Portfolio turnover rateD	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.06	$59.18	$55.32	$48.65	$48.51
Income from Investment Operations
Net investment income (loss)A	.941	.906	.896	1.099	.897
Net realized and unrealized gain (loss)	(.293)	2.687	5.202	6.837	.284
Total from investment operations	.648	3.593	6.098	7.936	1.181
Distributions from net investment income	(.944)	(.900)	(.876)	(1.089)	(.909)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(2.488)	(1.713)	(2.238)	(1.266)	(1.041)
Net asset value, end of period	$59.22	$61.06	$59.18	$55.32	$48.65
Total ReturnB	1.29%	6.17%	11.30%	16.57%	2.56%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.65%	1.51%	1.55%	2.11%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$27,774	$34,087	$32,313	$13,862	$7,139
Portfolio turnover rateC	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.06	$59.18	$55.31	$48.64	$48.51
Income from Investment Operations
Net investment income (loss)A	.943	.906	.897	1.095	.896
Net realized and unrealized gain (loss)	(.305)	2.687	5.211	6.841	.275
Total from investment operations	.638	3.593	6.108	7.936	1.171
Distributions from net investment income	(.944)	(.900)	(.876)	(1.089)	(.909)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(2.488)	(1.713)	(2.238)	(1.266)	(1.041)
Net asset value, end of period	$59.21	$61.06	$59.18	$55.31	$48.64
Total ReturnB	1.27%	6.17%	11.32%	16.57%	2.54%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.65%	1.51%	1.55%	2.11%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$78	$148	$109	$30	$26
Portfolio turnover rateC	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2016

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Income Replacement shares. Each Fund's Class A, Class T, Class C and Class I shares were closed to new accounts and additional purchases, except for reinvestments, effective after the close of business on the dates listed below. Each class has equal rights as to assets and voting privileges, except for matter affecting a single class.

Income Replacement 2016 Fund	January 31, 2012
Income Replacement 2018 Fund	May 30, 2014
All Other Funds	January 29, 2016

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Income Replacement 2016 Fund	$9,345,857	$106,703	$–	$106,703
Fidelity Income Replacement 2018 Fund	4,765,369	139,233	(6,380)	132,853
Fidelity Income Replacement 2020 Fund	9,213,303	646,352	(42,046)	604,306
Fidelity Income Replacement 2022 Fund	13,252,987	639,446	(96,697)	542,749
Fidelity Income Replacement 2024 Fund	8,919,486	507,108	(116,000)	391,108
Fidelity Income Replacement 2026 Fund	8,022,646	410,168	(62,000)	348,168
Fidelity Income Replacement 2028 Fund	28,306,209	1,571,523	(351,856)	1,219,667
Fidelity Income Replacement 2030 Fund	13,198,807	1,149,019	(126,204)	1,022,815
Fidelity Income Replacement 2032 Fund	6,668,512	761,484	(51,435)	710,049
Fidelity Income Replacement 2034 Fund	6,963,944	832,755	(50,495)	782,260
Fidelity Income Replacement 2036 Fund	10,404,481	719,352	(145,570)	573,782
Fidelity Income Replacement 2038 Fund	4,425,331	577,673	(34,643)	543,030
Fidelity Income Replacement 2040 Fund	9,136,595	729,667	(101,305)	628,362
Fidelity Income Replacement 2042 Fund	26,683,291	2,924,835	(243,165)	2,681,670

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$928	$24,632	$–	$106,703
Fidelity Income Replacement 2018 Fund	790	–	(69,846)	132,853
Fidelity Income Replacement 2020 Fund	2,133	55,734	–	604,306
Fidelity Income Replacement 2022 Fund	3,668	–	(82,154)	542,749
Fidelity Income Replacement 2024 Fund	2,337	11,967	–	391,108
Fidelity Income Replacement 2026 Fund	2,018	36,955	(47,905)	348,168
Fidelity Income Replacement 2028 Fund	7,230	131,057	–	1,219,667
Fidelity Income Replacement 2030 Fund	3,336	76,459	–	1,022,815
Fidelity Income Replacement 2032 Fund	1,709	66,630	–	710,049
Fidelity Income Replacement 2034 Fund	1,711	7,413	–	782,260
Fidelity Income Replacement 2036 Fund	2,166	104,942	–	573,782
Fidelity Income Replacement 2038 Fund	1,081	15,060	–	543,030
Fidelity Income Replacement 2040 Fund	1,973	77,935	–	628,362
Fidelity Income Replacement 2042 Fund	6,019	159,033	–	2,681,670

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$(32,634)	$(37,212)	$(69,846)
Fidelity Income Replacement 2022 Fund	(8,036)	(74,118)	(82,154)
Fidelity Income Replacement 2026 Fund	(47,905)	-	(47,905)

Due to large redemptions or subscriptions in a prior period, $47,905 of capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund will be limited to approximately $28,019 per year.

The tax character of distributions paid was as follows:

July 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$36,393	$57,438	$93,831
Fidelity Income Replacement 2018 Fund	48,475	–	48,475
Fidelity Income Replacement 2020 Fund	128,872	179,883	308,755
Fidelity Income Replacement 2022 Fund	234,727	–	234,727
Fidelity Income Replacement 2024 Fund	160,372	158,245	318,617
Fidelity Income Replacement 2026 Fund	133,283	72,101	205,384
Fidelity Income Replacement 2028 Fund	504,468	450,999	955,467
Fidelity Income Replacement 2030 Fund	260,286	376,380	636,666
Fidelity Income Replacement 2032 Fund	127,490	192,115	319,605
Fidelity Income Replacement 2034 Fund	151,092	250,458	401,550
Fidelity Income Replacement 2036 Fund	168,989	230,244	399,233
Fidelity Income Replacement 2038 Fund	98,205	162,742	260,947
Fidelity Income Replacement 2040 Fund	160,559	234,884	395,443
Fidelity Income Replacement 2042 Fund	510,624	841,632	1,352,256

July, 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$22,389	$140,708	$163,097
Fidelity Income Replacement 2018 Fund	65,177	–	65,177
Fidelity Income Replacement 2020 Fund	141,939	75,956	217,895
Fidelity Income Replacement 2022 Fund	212,277	–	212,277
Fidelity Income Replacement 2024 Fund	142,314	67,590	209,904
Fidelity Income Replacement 2026 Fund	96,395	–	96,395
Fidelity Income Replacement 2028 Fund	437,601	–	437,601
Fidelity Income Replacement 2030 Fund	294,972	140,904	435,876
Fidelity Income Replacement 2032 Fund	148,056	35,527	183,583
Fidelity Income Replacement 2034 Fund	164,542	99,930	264,472
Fidelity Income Replacement 2036 Fund	152,928	16,190	169,118
Fidelity Income Replacement 2038 Fund	116,364	56,579	172,943
Fidelity Income Replacement 2040 Fund	164,997	90,607	255,604
Fidelity Income Replacement 2042 Fund	660,004	394,661	1,054,665

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	21,737,247	20,683,503
Fidelity Income Replacement 2018 Fund	5,925,090	7,072,154
Fidelity Income Replacement 2020 Fund	6,882,135	5,858,690
Fidelity Income Replacement 2022 Fund	6,744,880	7,731,100
Fidelity Income Replacement 2024 Fund	4,689,824	5,412,033
Fidelity Income Replacement 2026 Fund	4,757,840	3,671,493
Fidelity Income Replacement 2028 Fund	16,160,953	14,053,856
Fidelity Income Replacement 2030 Fund	4,102,740	7,243,346
Fidelity Income Replacement 2032 Fund	1,854,152	2,829,669
Fidelity Income Replacement 2034 Fund	2,905,233	4,304,364
Fidelity Income Replacement 2036 Fund	2,910,924	3,002,754
Fidelity Income Replacement 2038 Fund	1,343,755	2,851,273
Fidelity Income Replacement 2040 Fund	2,905,093	2,774,975
Fidelity Income Replacement 2042 Fund	8,834,516	14,369,827

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2016 Fund
Class A	-%	.25%	$177	$–
Class T	.25%	.25%	470	–
Class C	.75%	.25%	1,273	9
			$1,920	$9
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$1,305	$12
Class T	.25%	.25%	1,516	–
Class C	.75%	.25%	4,432	182
			$7,253	$194
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$2,857	$296
Class T	.25%	.25%	972	–
Class C	.75%	.25%	8,717	1,365
			$12,546	$1,661
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$906	$–
Class T	.25%	.25%	438	4
Class C	.75%	.25%	579	24
			$1,923	$28
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$838	$2
Class T	.25%	.25%	1,090	42
Class C	.75%	.25%	1,556	54
			$3,484	$98
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$1,565	$–
Class T	.25%	.25%	1,540	34
Class C	.75%	.25%	2,092	1,878
			$5,197	$1,912
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$1,762	$82
Class T	.25%	.25%	2,160	–
Class C	.75%	.25%	2,327	551
			$6,249	$633
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$547	$9
Class T	.25%	.25%	88	36
Class C	.75%	.25%	2,779	410
			$3,414	$455
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$992	$–
Class T	.25%	.25%	358	134
Class C	.75%	.25%	1,247	218
			$2,597	$352
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$688	$34
Class T	.25%	.25%	517	130
Class C	.75%	.25%	1,407	431
			$2,612	$595
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$1,135	$7
Class T	.25%	.25%	5,100	–
Class C	.75%	.25%	3,933	97
			$10,168	$104
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$361	$1
Class T	.25%	.25%	896	32
Class C	.75%	.25%	929	14
			$2,186	$47
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$249	$14
Class T	.25%	.25%	3,272	28
Class C	.75%	.25%	1,681	58
			$5,202	$100
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$1,347	$-
Class T	.25%	.25%	2,342	34
Class C	.75%	.25%	4,672	1,006
			$8,361	$1,040

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2020 Fund
Class A	$1,049
Class C(a)	104
$1,153
Fidelity Income Replacement 2024 Fund
Class C(a)	$92
Fidelity Income Replacement 2026 Fund
Class A	$324
Class T	15
$339
Fidelity Income Replacement 2028 Fund
Class A	$1,714
Class T	131
$1,845
Fidelity Income Replacement 2030 Fund
Class A	$14
Fidelity Income Replacement 2032 Fund
Class T	$109
Fidelity Income Replacement 2036 Fund
Class A	$357
Fidelity Income Replacement 2038 Fund
Class A	$61
Fidelity Income Replacement 2042 Fund
Class A	$739
Class T	2
$741

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement(a)
Fidelity Income Replacement 2016 Fund	$48
Fidelity Income Replacement 2018 Fund	25
Fidelity Income Replacement 2020 Fund	39
Fidelity Income Replacement 2022 Fund	63
Fidelity Income Replacement 2024 Fund	42
Fidelity Income Replacement 2026 Fund	35
Fidelity Income Replacement 2028 Fund	130
Fidelity Income Replacement 2030 Fund	69
Fidelity Income Replacement 2032 Fund	34
Fidelity Income Replacement 2034 Fund	40
Fidelity Income Replacement 2036 Fund	47
Fidelity Income Replacement 2038 Fund	26
Fidelity Income Replacement 2040 Fund	43
Fidelity Income Replacement 2042 Fund	135

 (a) Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$52	$278
Class T	4	67
Income Replacement 2016	36,284	21,955
Class I	53	89
Total	$36,393	$22,389
From net realized gain
Class A	$542	$4,805
Class T	585	3,444
Class C	1,039	12,555
Income Replacement 2016	55,170	119,314
Class I	102	590
Total	$57,438	$140,708
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$3,571	$5,637
Class T	1,333	2,142
Class C	653	1,186
Income Replacement 2018	38,034	45,901
Class I	2,415	3,407
Total	$46,006	$58,273
From net realized gain
Class A	$235	$759
Class T	140	434
Class C	217	697
Income Replacement 2018	1,759	4,671
Class I	118	343
Total	$2,469	$6,904
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$13,988	$11,457
Class T	1,870	1,806
Class C	4,242	2,977
Income Replacement 2020	95,316	97,096
Class I	2,119	2,231
Total	$117,535	$115,567
From net realized gain
Class A	$23,499	$10,235
Class T	4,347	1,572
Class C	18,056	6,486
Income Replacement 2020	141,250	82,630
Class I	4,068	1,405
Total	$191,220	$102,328
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$4,847	$4,908
Class T	938	794
Class C	337	1,138
Income Replacement 2022	214,082	176,963
Class I	1,666	1,177
Total	$221,870	$184,980
From net realized gain
Class A	$375	$1,029
Class T	78	192
Class C	52	794
Income Replacement 2022	12,274	25,078
Class I	78	204
Total	$12,857	$27,297
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$4,661	$3,807
Class T	2,666	2,321
Class C	949	836
Income Replacement 2024	141,578	113,941
Class I	915	630
Total	$150,769	$121,535
From net realized gain
Class A	$7,591	$3,012
Class T	5,214	2,060
Class C	2,769	1,696
Income Replacement 2024	151,262	81,204
Class I	1,012	397
Total	$167,848	$88,369
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$8,571	$8,103
Class T	3,397	1,754
Class C	1,628	290
Income Replacement 2026	112,093	72,795
Class I	478	433
Total	$126,167	$83,375
From net realized gain
Class A	$7,102	$1,695
Class T	3,213	170
Class C	1,456	88
Income Replacement 2026	67,136	10,993
Class I	310	74
Total	$79,217	$13,020
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$10,860	$9,093
Class T	4,711	3,547
Class C	1,570	791
Income Replacement 2028	458,398	359,881
Class I	1,058	2,066
Total	$476,597	$375,378
From net realized gain
Class A	$14,148	$1,714
Class T	7,542	832
Class C	3,748	337
Income Replacement 2028	449,213	59,032
Class I	4,219	308
Total	$478,870	$62,223
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$3,026	$3,432
Class T	213	185
Class C	2,244	2,062
Income Replacement 2030	242,309	238,478
Class I	491	482
Total	$248,283	$244,639
From net realized gain
Class A	$6,194	$3,325
Class T	482	211
Class C	7,690	4,264
Income Replacement 2030	373,301	183,072
Class I	716	365
Total	$388,383	$191,237
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$5,451	$4,601
Class T	931	450
Class C	878	800
Income Replacement 2032	113,077	119,941
Class I	896	867
Total	$121,233	$126,659
From net realized gain
Class A	$10,055	$1,964
Class T	1,736	254
Class C	3,229	848
Income Replacement 2032	181,970	53,473
Class I	1,382	385
Total	$198,372	$56,924
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$3,762	$3,592
Class T	1,059	971
Class C	1,019	799
Income Replacement 2034	133,102	129,554
Class I	3,598	3,291
Total	$142,540	$138,207
From net realized gain
Class A	$7,727	$3,372
Class T	2,643	1,305
Class C	3,553	1,712
Income Replacement 2034	239,145	116,944
Class I	5,942	2,932
Total	$259,010	$126,265
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$5,910	$4,252
Class T	11,291	10,023
Class C	2,752	2,679
Income Replacement 2036	140,284	112,188
Class I	12	11
Total	$160,249	$129,153
From net realized gain
Class A	$9,270	$1,517
Class T	23,460	5,271
Class C	9,451	2,058
Income Replacement 2036	196,785	31,115
Class I	18	4
Total	$238,984	$39,965
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$2,058	$2,023
Class T	2,046	1,850
Class C	658	602
Income Replacement 2038	88,056	93,585
Class I	531	492
Total	$93,349	$98,552
From net realized gain
Class A	$4,456	$1,910
Class T	4,851	2,089
Class C	2,624	1,223
Income Replacement 2038	154,785	68,808
Class I	882	361
Total	$167,598	$74,391
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$1,339	$1,349
Class T	7,925	5,503
Class C	1,221	1,772
Income Replacement 2040	142,075	130,310
Class I	234	265
Total	$152,794	$139,199
From net realized gain
Class A	$2,644	$1,365
Class T	14,410	6,949
Class C	4,357	3,481
Income Replacement 2040	220,792	104,392
Class I	446	218
Total	$242,649	$116,405
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$7,358	$ 7,004
Class T	5,372	5,289
Class C	3,593	2,599
Income Replacement 2042	468,262	535,968
Class I	1,641	2,159
Total	$486,226	$553,019
From net realized gain
Class A	$15,912	$7,309
Class T	12,399	6,885
Class C	10,559	5,237
Income Replacement 2042	824,194	480,538
Class I	2,966	1,677
Total	$866,030	$501,646

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
Class A
Reinvestment of distributions	12	97	$587	$4,980
Shares redeemed	(850)	(1,760)	(43,219)	(90,559)
Net increase (decrease)	(838)	(1,663)	$(42,632)	$(85,579)
Class T
Reinvestment of distributions	10	65	$516	$3,319
Shares redeemed	(316)	(354)	(16,062)	(18,223)
Net increase (decrease)	(306)	(289)	$(15,546)	$(14,904)
Class C
Reinvestment of distributions	21	227	$1,039	$11,629
Shares redeemed	(4,371)	(2,865)	(220,303)	(146,186)
Net increase (decrease)	(4,350)	(2,638)	$(219,264)	$(134,557)
Income Replacement 2016
Shares sold	208,445	121,430	$10,601,756	$6,229,218
Reinvestment of distributions	1,631	2,566	82,879	132,021
Shares redeemed	(183,171)	(50,200)	(9,308,353)	(2,579,628)
Net increase (decrease)	26,905	73,796	$1,376,282	$3,781,611
Class I
Reinvestment of distributions	3	13	$155	$679
Shares redeemed	(75)	(58)	(3,819)	(3,015)
Net increase (decrease)	(72)	(45)	$(3,664)	$(2,336)
Fidelity Income Replacement 2018 Fund
Class A
Reinvestment of distributions	52	79	$2,825	$4,343
Shares redeemed	(1,596)	(5,697)	(86,858)	(313,103)
Net increase (decrease)	(1,544)	(5,618)	$(84,033)	$(308,760)
Class T
Reinvestment of distributions	24	41	$1,289	$2,259
Shares redeemed	(1,843)	(1,700)	(100,365)	(93,384)
Net increase (decrease)	(1,819)	(1,659)	$(99,076)	$(91,125)
Class C
Shares sold	–	–(a)	$–	$2
Reinvestment of distributions	15	33	834	1,811
Shares redeemed	(4,723)	(3,957)	(256,297)	(216,566)
Net increase (decrease)	(4,708)	(3,924)	$(255,463)	$(214,753)
Income Replacement 2018
Shares sold	39,457	16,515	$2,136,458	$907,446
Reinvestment of distributions	364	367	19,788	20,187
Shares redeemed	(51,798)	(25,026)	(2,824,986)	(1,373,592)
Net increase (decrease)	(11,977)	(8,144)	$(668,740)	$(445,959)
Class I
Reinvestment of distributions	47	68	$2,532	$3,750
Shares redeemed	(1,275)	(2,685)	(69,482)	(146,904)
Net increase (decrease)	(1,228)	(2,617)	$(66,950)	$(143,154)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,720	7,497	$309,005	$421,574
Reinvestment of distributions	582	284	31,434	15,878
Shares redeemed	(4,418)	(2,731)	(239,085)	(153,226)
Net increase (decrease)	1,884	5,050	$101,354	$284,226
Class T
Shares sold	–	2,124	$–	$117,907
Reinvestment of distributions	110	55	5,956	3,077
Shares redeemed	(281)	(214)	(15,161)	(12,041)
Net increase (decrease)	(171)	1,965	$(9,205)	$108,943
Class C
Shares sold	2,368	5,637	$127,731	$315,712
Reinvestment of distributions	403	156	21,674	8,676
Shares redeemed	(2,159)	(1,429)	(116,978)	(79,961)
Net increase (decrease)	612	4,364	$32,427	$244,427
Income Replacement 2020
Shares sold	69,087	34,989	$3,758,117	$1,957,224
Reinvestment of distributions	3,337	2,236	180,346	125,058
Shares redeemed	(52,032)	(47,498)	(2,823,179)	(2,666,418)
Net increase (decrease)	20,392	(10,273)	$1,115,284	$(584,136)
Class I
Shares sold	–	1,973	$–	$111,000
Reinvestment of distributions	115	65	6,187	3,636
Shares redeemed	(2,256)	(181)	(121,655)	(10,140)
Net increase (decrease)	(2,141)	1,857	$(115,468)	$104,496
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	–	987	$–	$57,740
Reinvestment of distributions	78	88	4,469	5,120
Shares redeemed	(2,485)	(998)	(138,398)	(58,651)
Net increase (decrease)	(2,407)	77	$(133,929)	$4,209
Class T
Shares sold	–	2,926	$–	$171,216
Reinvestment of distributions	18	17	1,017	986
Shares redeemed	(90)	(1,869)	(5,200)	(110,848)
Net increase (decrease)	(72)	1,074	$(4,183)	$61,354
Class C
Shares sold	–	482	$–	$27,847
Reinvestment of distributions	4	30	206	1,746
Shares redeemed	(46)	(5,153)	(2,674)	(301,090)
Net increase (decrease)	(42)	(4,641)	$(2,468)	$(271,497)
Income Replacement 2022
Shares sold	51,218	124,560	$2,896,526	$7,249,525
Reinvestment of distributions	2,543	2,294	145,507	133,789
Shares redeemed	(72,020)	(54,675)	(4,099,618)	(3,182,273)
Net increase (decrease)	(18,259)	72,179	$(1,057,585)	$4,201,041
Class I
Shares sold	685	470	$37,829	$27,193
Reinvestment of distributions	30	21	1,744	1,243
Shares redeemed	(19)	(16)	(1,106)	(958)
Net increase (decrease)	696	475	$38,467	$27,478
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	–	4,212	$–	$251,274
Reinvestment of distributions	194	102	10,972	6,014
Shares redeemed	(4,831)	(219)	(271,160)	(12,963)
Net increase (decrease)	(4,637)	4,095	$(260,188)	$244,325
Class T
Shares sold	–	3,066	$–	$183,213
Reinvestment of distributions	116	53	6,575	3,096
Shares redeemed	(3,141)	(754)	(175,892)	(44,593)
Net increase (decrease)	(3,025)	2,365	$(169,317)	$141,716
Class C
Shares sold	–	414	$–	$24,200
Reinvestment of distributions	66	32	3,718	1,897
Shares redeemed	(191)	(273)	(10,917)	(16,055)
Net increase (decrease)	(125)	173	$(7,199)	$10,042
Income Replacement 2024
Shares sold	49,373	73,716	$2,825,155	$4,346,368
Reinvestment of distributions	4,112	2,362	233,011	138,630
Shares redeemed	(58,308)	(38,919)	(3,311,153)	(2,283,998)
Net increase (decrease)	(4,823)	37,159	$(252,987)	$2,201,000
Class I
Shares sold	–	617	$–	$36,550
Reinvestment of distributions	20	16	1,130	961
Shares redeemed	(254)	(1)	(14,566)	(65)
Net increase (decrease)	(234)	632	$(13,436)	$37,446
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	–	4,181	$–	$249,240
Reinvestment of distributions	254	149	14,755	8,920
Shares redeemed	(2,683)	(1,276)	(151,495)	(77,210)
Net increase (decrease)	(2,429)	3,054	$(136,740)	$180,950
Class T
Shares sold	100	5,546	$5,894	$327,446
Reinvestment of distributions	114	28	6,610	1,667
Shares redeemed	(516)	(837)	(30,000)	(50,629)
Net increase (decrease)	(302)	4,737	$(17,496)	$278,484
Class C
Shares sold	2,995	1,224	$174,801	$74,000
Reinvestment of distributions	53	6	3,084	378
Shares redeemed	(296)	(374)	(17,012)	(22,526)
Net increase (decrease)	2,752	856	$160,873	$51,852
Income Replacement 2026
Shares sold	55,773	65,266	$3,236,571	$3,918,081
Reinvestment of distributions	2,321	851	134,899	51,071
Shares redeemed	(40,225)	(26,992)	(2,349,933)	(1,627,504)
Net increase (decrease)	17,869	39,125	$1,021,537	$2,341,648
Class I
Reinvestment of distributions	14	8	$787	$507
Shares redeemed	(27)	–	(1,478)	–
Net increase (decrease)	(13)	8	$(691)	$507
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	5,853	3,506	$346,051	$214,042
Reinvestment of distributions	426	177	25,007	10,807
Shares redeemed	(11,648)	(1,895)	(660,057)	(115,165)
Net increase (decrease)	(5,369)	1,788	$(288,999)	$109,684
Class T
Shares sold	1,673	2,218	$98,478	$136,892
Reinvestment of distributions	176	40	10,305	2,432
Shares redeemed	(2,517)	(366)	(148,353)	(22,198)
Net increase (decrease)	(668)	1,892	$(39,570)	$117,126
Class C
Shares sold	1,169	2,233	$70,718	$135,597
Reinvestment of distributions	91	19	5,318	1,128
Shares redeemed	(633)	–	(38,307)	–
Net increase (decrease)	627	2,252	$37,729	$136,725
Income Replacement 2028
Shares sold	195,909	175,373	$11,547,098	$10,694,133
Reinvestment of distributions	12,560	4,797	737,302	292,689
Shares redeemed	(165,141)	(122,768)	(9,729,252)	(7,513,885)
Net increase (decrease)	43,328	57,402	$2,555,148	$3,472,937
Class I
Shares sold	4,724	3,296	$284,670	$203,084
Reinvestment of distributions	90	39	5,277	2,374
Shares redeemed	(8,655)	–	(514,080)	–
Net increase (decrease)	(3,841)	3,335	$(224,133)	$205,458
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	55	1,161	$3,199	$70,615
Reinvestment of distributions	113	76	6,525	4,609
Shares redeemed	(2,218)	(881)	(127,398)	(53,162)
Net increase (decrease)	(2,050)	356	$(117,674)	$22,062
Class T
Shares sold	34	52	$2,000	$3,208
Reinvestment of distributions	12	7	694	396
Shares redeemed	(129)	(2)	(7,200)	(107)
Net increase (decrease)	(83)	57	$(4,506)	$3,497
Class C
Shares sold	1,610	50	$92,155	$3,000
Reinvestment of distributions	162	96	9,314	5,755
Shares redeemed	(4,087)	(406)	(232,547)	(24,659)
Net increase (decrease)	(2,315)	(260)	$(131,078)	$(15,904)
Income Replacement 2030
Shares sold	22,765	82,991	$1,310,359	$5,032,550
Reinvestment of distributions	8,985	5,561	519,663	336,113
Shares redeemed	(80,152)	(63,698)	(4,631,240)	(3,868,628)
Net increase (decrease)	(48,402)	24,854	$(2,801,218)	$1,500,035
Class I
Reinvestment of distributions	21	14	$1,208	$847
Shares redeemed	(27)	(551)	(1,496)	(33,612)
Net increase (decrease)	(6)	(537)	$(288)	$(32,765)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	–	4,248	$–	$246,064
Reinvestment of distributions	249	101	13,708	5,808
Shares redeemed	(636)	(1,760)	(35,019)	(102,430)
Net increase (decrease)	(387)	2,589	$(21,311)	$149,442
Class T
Shares sold	1,176	600	$64,363	$35,000
Reinvestment of distributions	48	12	2,667	704
Shares redeemed	(1,358)	(114)	(71,273)	(6,672)
Net increase (decrease)	(134)	498	$(4,243)	$29,032
Class C
Shares sold	–	172	$–	$10,000
Reinvestment of distributions	74	29	4,046	1,644
Shares redeemed	(237)	–	(12,646)	–
Net increase (decrease)	(163)	201	$(8,600)	$11,644
Income Replacement 2032
Shares sold	3,094	34,142	$172,900	$1,958,739
Reinvestment of distributions	4,515	2,235	248,476	128,734
Shares redeemed	(23,938)	(36,244)	(1,316,244)	(2,089,388)
Net increase (decrease)	(16,329)	133	$(894,868)	$(1,915)
Class I
Shares sold	–	608	$–	$35,000
Reinvestment of distributions	41	22	2,278	1,252
Shares redeemed	(52)	–	(2,741)	–
Net increase (decrease)	(11)	630	$(463)	$36,252
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	–	2,780	$–	$165,117
Reinvestment of distributions	61	29	3,517	1,769
Shares redeemed	(264)	(18)	(15,261)	(1,096)
Net increase (decrease)	(203)	2,791	$(11,744)	$165,790
Class T
Shares sold	2,372	–	$132,706	$–
Reinvestment of distributions	64	38	3,703	2,276
Shares redeemed	(2,511)	–	(138,710)	–
Net increase (decrease)	(75)	38	$(2,301)	$2,276
Class C
Shares sold	435	1,221	$25,000	$74,000
Reinvestment of distributions	80	42	4,572	2,511
Shares redeemed	(262)	–	(14,590)	–
Net increase (decrease)	253	1,263	$14,982	$76,511
Income Replacement 2034
Shares sold	19,850	24,835	$1,163,917	$1,498,589
Reinvestment of distributions	5,159	3,072	296,849	185,302
Shares redeemed	(48,419)	(26,482)	(2,795,141)	(1,600,482)
Net increase (decrease)	(23,410)	1,425	$(1,334,375)	$83,409
Class I
Shares sold	570	–	$30,763	$–
Reinvestment of distributions	166	103	9,540	6,223
Shares redeemed	(566)	(18)	(31,395)	(1,090)
Net increase (decrease)	170	85	$8,908	$5,133
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	1,233	4,160	$70,588	$253,019
Reinvestment of distributions	260	94	15,180	5,769
Shares redeemed	(509)	(1)	(30,132)	(51)
Net increase (decrease)	984	4,253	$55,636	$258,737
Class T
Shares sold	311	12,423	$18,325	$755,608
Reinvestment of distributions	551	199	32,064	12,109
Shares redeemed	(1,416)	(2,095)	(82,028)	(128,956)
Net increase (decrease)	(554)	10,527	$(31,639)	$638,761
Class C
Shares sold	–	1,714	$–	$103,000
Reinvestment of distributions	183	54	10,599	3,277
Shares redeemed	(1,005)	(571)	(58,699)	(34,831)
Net increase (decrease)	(822)	1,197	$(48,100)	$71,446
Income Replacement 2036
Shares sold	12,583	60,575	$727,911	$3,723,337
Reinvestment of distributions	4,205	1,180	244,970	72,003
Shares redeemed	(17,250)	(17,654)	(1,012,347)	(1,079,909)
Net increase (decrease)	(462)	44,101	$(39,466)	$2,715,431
Class I
Reinvestment of distributions	1	–(a)	$30	$15
Shares redeemed	(2)	–	(38)	–
Net increase (decrease)	(1)	–(a)	$(8)	$15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	141	353	$7,909	$20,577
Reinvestment of distributions	115	67	6,415	3,892
Shares redeemed	(2,057)	(614)	(114,735)	(35,485)
Net increase (decrease)	(1,801)	(194)	$(100,411)	$(11,016)
Class T
Reinvestment of distributions	103	49	$5,729	$2,834
Shares redeemed	(140)	(141)	(7,817)	(8,284)
Net increase (decrease)	(37)	(92)	$(2,088)	$(5,450)
Class C
Shares sold	–	858	$–	$50,000
Reinvestment of distributions	59	31	3,281	1,825
Shares redeemed	(200)	(1,045)	(11,180)	(61,313)
Net increase (decrease)	(141)	(156)	$(7,899)	$(9,488)
Income Replacement 2038
Shares sold	4,366	39,133	$246,487	$2,291,014
Reinvestment of distributions	3,916	2,388	218,216	139,599
Shares redeemed	(32,653)	(41,971)	(1,818,911)	(2,452,184)
Net increase (decrease)	(24,371)	(450)	$(1,354,208)	$(21,571)
Class I
Reinvestment of distributions	25	15	$1,412	$853
Shares redeemed	(31)	–	(1,612)	–
Net increase (decrease)	(6)	15	$(200)	$853
Fidelity Income Replacement 2040 Fund
Class A
Reinvestment of distributions	64	42	$3,649	$2,481
Shares redeemed	(291)	(103)	(16,674)	(6,114)
Net increase (decrease)	(227)	(61)	$(13,025)	$(3,633)
Class T
Shares sold	9,235	1,830	$527,973	$109,770
Reinvestment of distributions	303	120	17,283	7,117
Shares redeemed	(5,773)	(659)	(327,421)	(39,850)
Net increase (decrease)	3,765	1,291	$217,835	$77,037
Class C
Shares sold	–	1,840	$–	$108,577
Reinvestment of distributions	93	87	5,260	5,180
Shares redeemed	(40)	(2,499)	(2,283)	(149,993)
Net increase (decrease)	53	(572)	$2,977	$(36,236)
Income Replacement 2040
Shares sold	16,324	53,795	$939,546	$3,230,063
Reinvestment of distributions	5,088	3,039	289,555	181,300
Shares redeemed	(21,837)	(42,220)	(1,251,519)	(2,537,333)
Net increase (decrease)	(425)	14,614	$(22,418)	$874,030
Class I
Reinvestment of distributions	12	8	$671	$463
Shares redeemed	(279)	(3)	(16,071)	(206)
Net increase (decrease)	(267)	5	$(15,400)	$257
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	48	2,072	$2,788	$125,907
Reinvestment of distributions	406	237	23,116	14,198
Shares redeemed	(1,820)	(1,453)	(105,363)	(86,993)
Net increase (decrease)	(1,366)	856	$(79,459)	$53,112
Class T
Shares sold	7	700	$406	$41,128
Reinvestment of distributions	266	186	15,110	11,114
Shares redeemed	(1,080)	(125)	(62,622)	(7,570)
Net increase (decrease)	(807)	761	$(47,106)	$44,672
Class C
Shares sold	5,320	4,023	$289,821	$245,084
Reinvestment of distributions	230	121	13,021	7,202
Shares redeemed	(6,862)	(578)	(385,276)	(33,711)
Net increase (decrease)	(1,312)	3,566	$(82,434)	$218,575
Income Replacement 2042
Shares sold	76,280	248,290	$4,335,174	$14,796,396
Reinvestment of distributions	18,992	13,448	1,080,834	803,603
Shares redeemed	(184,484)	(249,491)	(10,474,890)	(14,963,034)
Net increase (decrease)	(89,212)	12,247	$(5,058,882)	$636,965
Class I
Shares sold	–	1,438	$–	$86,458
Reinvestment of distributions	81	64	4,598	3,816
Shares redeemed	(1,198)	(911)	(68,734)	(55,927)
Net increase (decrease)	(1,117)	591	$(64,136)	$34,347

 (a) Amount represents less than .005 share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds:

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	19%	22%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	98%

In September 2016, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fidelity Income Replacement 2016 Fund, consistent with the Fund's original design, will distribute all of its net assets to its shareholders on or about January 27, 2017. In anticipation of this event, Income Replacement 2016 will close to new investors on October 31, 2016.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the funds), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 21, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-A February 1, 2016 to July 31, 2016
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$1,000.00	$1,004.40	$1.25
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,003.00	$2.49
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,000.60	$4.97
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2016	- %
Actual		$1,000.00	$1,005.60	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,005.60	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$1,000.00	$1,023.90	$1.26
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,022.80	$2.51
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,020.30	$5.02
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2018	- %
Actual		$1,000.00	$1,025.20	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,025.20	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$1,000.00	$1,050.50	$1.27
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,049.10	$2.55
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,046.70	$5.09
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2020	- %
Actual		$1,000.00	$1,052.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,052.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$1,000.00	$1,063.20	$1.28
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,061.80	$2.56
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,059.00	$5.12
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2022	- %
Actual		$1,000.00	$1,064.40	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,064.40	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$1,000.00	$1,071.50	$1.29
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,070.10	$2.57
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,067.50	$5.14
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2024	- %
Actual		$1,000.00	$1,072.80	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,073.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$1,000.00	$1,077.30	$1.29
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,076.00	$2.58
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,073.20	$5.15
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2026	- %
Actual		$1,000.00	$1,078.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,078.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$1,000.00	$1,081.30	$1.29
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,079.80	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,077.30	$5.16
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2028	- %
Actual		$1,000.00	$1,082.50	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,082.50	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$1,000.00	$1,083.80	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,082.60	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,079.80	$5.17
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2030	- %
Actual		$1,000.00	$1,085.20	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,085.20	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$1,000.00	$1,085.80	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,084.30	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,081.50	$5.18
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2032	- %
Actual		$1,000.00	$1,087.10	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,087.10	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$1,000.00	$1,087.30	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,085.90	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,083.30	$5.18
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2034	- %
Actual		$1,000.00	$1,088.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,088.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$1,000.00	$1,088.40	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,086.90	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,084.10	$5.18
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2036	- %
Actual		$1,000.00	$1,089.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,090.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$1,000.00	$1,089.60	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,088.20	$2.60
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,085.40	$5.19
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2038	- %
Actual		$1,000.00	$1,090.80	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,091.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$1,000.00	$1,090.80	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,089.40	$2.60
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,086.70	$5.19
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2040	- %
Actual		$1,000.00	$1,092.30	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,092.30	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$1,000.00	$1,092.50	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,091.10	$2.60
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,088.40	$5.19
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2042	- %
Actual		$1,000.00	$1,093.80	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,093.80	$-
Hypothetical-B		$1,000.00	$1,024.86	$-

 A Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 B 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Fidelity Income Replacement 2016 Fund
Class A	09/19/16	09/16/16	$0.145
Class T	09/19/16	09/16/16	$0.145
Class C	09/19/16	09/16/16	$0.145
Income Replacement 2016	09/19/16	09/16/16	$0.145
Class I	09/19/16	09/16/16	$0.145
Fidelity Income Replacement 2018 Fund
Class A	09/19/16	09/16/16	$0.000
Class T	09/19/16	09/16/16	$0.000
Class C	09/19/16	09/16/16	$0.000
Income Replacement 2018	09/19/16	09/16/16	$0.000
Class I	09/19/16	09/16/16	$0.000
Fidelity Income Replacement 2020 Fund
Class A	09/19/16	09/16/16	$0.318
Class T	09/19/16	09/16/16	$0.318
Class C	09/19/16	09/16/16	$0.318
Income Replacement 2020	09/19/16	09/16/16	$0.318
Class I	09/19/16	09/16/16	$0.318
Fidelity Income Replacement 2022 Fund
Class A	09/19/16	09/16/16	$0.000
Class T	09/19/16	09/16/16	$0.000
Class C	09/19/16	09/16/16	$0.000
Income Replacement 2022	09/19/16	09/16/16	$0.000
Class I	09/19/16	09/16/16	$0.000
Fidelity Income Replacement 2024 Fund
Class A	09/19/16	09/16/16	$0.068
Class T	09/19/16	09/16/16	$0.068
Class C	09/19/16	09/16/16	$0.068
Income Replacement 2024	09/19/16	09/16/16	$0.068
Class I	09/19/16	09/16/16	$0.068
Fidelity Income Replacement 2026 Fund
Class A	09/19/16	09/16/16	$0.257
Class T	09/19/16	09/16/16	$0.257
Class C	09/19/16	09/16/16	$0.257
Income Replacement 2026	09/19/16	09/16/16	$0.257
Class I	09/19/16	09/16/16	$0.257
Fidelity Income Replacement 2028 Fund
Class A	09/19/16	09/16/16	$0.283
Class T	09/19/16	09/16/16	$0.283
Class C	09/19/16	09/16/16	$0.283
Income Replacement 2028	09/19/16	09/16/16	$0.283
Class I	09/19/16	09/16/16	$0.283
Fidelity Income Replacement 2030 Fund
Class A	09/19/16	09/16/16	$0.333
Class T	09/19/16	09/16/16	$0.333
Class C	09/19/16	09/16/16	$0.333
Income Replacement 2030	09/19/16	09/16/16	$0.333
Class I	09/19/16	09/16/16	$0.333
Fidelity Income Replacement 2032 Fund
Class A	09/19/16	09/16/16	$0.519
Class T	09/19/16	09/16/16	$0.519
Class C	09/19/16	09/16/16	$0.519
Income Replacement 2032	09/19/16	09/16/16	$0.519
Class I	09/19/16	09/16/16	$0.519
Fidelity Income Replacement 2034 Fund
Class A	09/19/16	09/16/16	$0.059
Class T	09/19/16	09/16/16	$0.059
Class C	09/19/16	09/16/16	$0.059
Income Replacement 2034	09/19/16	09/16/16	$0.059
Class I	09/19/16	09/16/16	$0.059
Fidelity Income Replacement 2036 Fund
Class A	09/19/16	09/16/16	$0.629
Class T	09/19/16	09/16/16	$0.629
Class C	09/19/16	09/16/16	$0.629
Income Replacement 2036	09/19/16	09/16/16	$0.629
Class I	09/19/16	09/16/16	$0.629
Fidelity Income Replacement 2038 Fund
Class A	09/19/16	09/16/16	$0.185
Class T	09/19/16	09/16/16	$0.185
Class C	09/19/16	09/16/16	$0.185
Income Replacement 2038	09/19/16	09/16/16	$0.185
Class I	09/19/16	09/16/16	$0.185
Fidelity Income Replacement 2040 Fund
Class A	09/19/16	09/16/16	$0.478
Class T	09/19/16	09/16/16	$0.478
Class C	09/19/16	09/16/16	$0.478
Income Replacement 2040	09/19/16	09/16/16	$0.478
Class I	09/19/16	09/16/16	$0.478
Fidelity Income Replacement 2042 Fund
Class A	09/19/16	09/16/16	$0.327
Class T	09/19/16	09/16/16	$0.327
Class C	09/19/16	09/16/16	$0.327
Income Replacement 2042	09/19/16	09/16/16	$0.327
Class I	09/19/16	09/16/16	$0.327

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Income Replacement 2016 Fund	$48,527
Fidelity Income Replacement 2018 Fund	$0
Fidelity Income Replacement 2020 Fund	$109,316
Fidelity Income Replacement 2022 Fund	$0
Fidelity Income Replacement 2024 Fund	$59,043
Fidelity Income Replacement 2026 Fund	$58,656
Fidelity Income Replacement 2028 Fund	$320,779
Fidelity Income Replacement 2030 Fund	$163,828
Fidelity Income Replacement 2032 Fund	$106,164
Fidelity Income Replacement 2034 Fund	$70,427
Fidelity Income Replacement 2036 Fund	$145,981
Fidelity Income Replacement 2038 Fund	$51,167
Fidelity Income Replacement 2040 Fund	$321,607
Fidelity Income Replacement 2042 Fund	$129,818

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Income Replacement 2016 Fund
Class A	5.75%
Class T	5.75%
Class C	5.75%
Income Replacement 2016	5.75%
Class I	5.75%
Fidelity Income Replacement 2018 Fund
Class A	6.58%
Class T	6.58%
Class C	6.58%
Income Replacement 2018	6.58%
Class I	6.58%
Fidelity Income Replacement 2020 Fund
Class A	6.05%
Class T	6.05%
Class C	6.05%
Income Replacement 2020	6.05%
Class I	6.05%
Fidelity Income Replacement 2022 Fund
Class A	5.42%
Class T	5.42%
Class C	5.42%
Income Replacement 2022	5.42%
Class I	5.42%
Fidelity Income Replacement 2024 Fund
Class A	4.55%
Class T	4.55%
Class C	4.55%
Income Replacement 2024	4.55%
Class I	4.55%
Fidelity Income Replacement 2026 Fund
Class A	4.08%
Class T	4.08%
Class C	4.08%
Income Replacement 2026	4.08%
Class I	4.08%
Fidelity Income Replacement 2028 Fund
Class A	3.69%
Class T	3.69%
Class C	3.69%
Income Replacement 2028	3.69%
Class I	3.69%
Fidelity Income Replacement 2030 Fund
Class A	3.51%
Class T	3.51%
Class C	3.51%
Income Replacement 2030	3.51%
Class I	3.51%
Fidelity Income Replacement 2032 Fund
Class A	3.32%
Class T	3.32%
Class C	3.32%
Income Replacement 2032	3.32%
Class I	3.32%
Fidelity Income Replacement 2034 Fund
Class A	3.21%
Class T	3.21%
Class C	3.21%
Income Replacement 2034	3.21%
Class I	3.21%
Fidelity Income Replacement 2036 Fund
Class A	3.12%
Class T	3.12%
Class C	3.12%
Income Replacement 2036	3.12%
Class I	3.12%
Fidelity Income Replacement 2038 Fund
Class A	2.99%
Class T	2.99%
Class C	2.99%
Income Replacement 2038	2.99%
Class I	2.99%
Fidelity Income Replacement 2040 Fund
Class A	2.83%
Class T	2.83%
Class C	2.83%
Income Replacement 2040	2.83%
Class I	2.83%
Fidelity Income Replacement 2042 Fund
Class A	2.93%
Class T	2.93%
Class C	2.93%
Income Replacement 2042	2.93%
Class I	2.93%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C	Retail Class	Class I
Fidelity Income Replacement 2016 Fund
August 2015	94%	0%	0%	16%	16%
September 2015	100%	0%	0%	23%	23%
October 2015	100%	0%	0%	23%	23%
November 2015	0%	0%	0%	23%	23%
December 2015 (ex-date 12/18/15)	0%	0%	0%	0%	0%
December 2015 (ex-date 12/30/15)	58%	100%	0%	23%	23%
January 2016	12%	0%	0%	5%	5%
February 2016	11%	0%	0%	5%	5%
March 2016	16%	0%	0%	5%	5%
April 2016	18%	0%	0%	5%	5%
May 2016	0%	0%	0%	5%	5%
June 2016	14%	0%	0%	5%	5%
July 2016	18%	0%	0%	5%	5%
Fidelity Income Replacement 2018 Fund
August 2015	19%	37%	0%	13%	13%
September 2015	28%	58%	0%	18%	18%
October 2015	22%	29%	79%	18%	18%
November 2015	27%	49%	0%	18%	18%
December 2015 (ex-date 12/18/15)	20%	20%	20%	20%	20%
December 2015 (ex-date 12/30/15)	21%	24%	35%	18%	18%
January 2016	10%	18%	0%	7%	7%
February 2016	10%	21%	0%	7%	7%
March 2016	11%	38%	0%	7%	7%
April 2016	9%	15%	0%	7%	7%
May 2016	11%	34%	0%	7%	7%
June 2016	10%	20%	0%	7%	7%
July 2016	9%	14%	0%	7%	7%
Fidelity Income Replacement 2020 Fund
August 2015	20%	29%	100%	15%	15%
September 2015	27%	39%	100%	21%	21%
October 2015	23%	27%	37%	21%	21%
November 2015	28%	42%	0%	21%	21%
December 2015 (ex-date 12/18/15)	22%	22%	22%	22%	22%
December 2015 (ex-date 12/30/15)	23%	25%	30%	21%	21%
January 2016	11%	14%	59%	8%	8%
February 2016	11%	16%	100%	8%	8%
March 2016	12%	18%	0%	9%	9%
April 2016	10%	13%	26%	9%	9%
May 2016	12%	18%	0%	9%	9%
June 2016	11%	14%	52%	8%	8%
July 2016	10%	13%	25%	9%	9%
Fidelity Income Replacement 2022 Fund
August 2015	28%	39%	100%	21%	21%
September 2015	38%	53%	100%	29%	29%
October 2015	33%	38%	53%	29%	29%
November 2015	39%	62%	0%	29%	29%
December 2015 (ex-date 12/18/15)	29%	29%	29%	29%	29%
December 2015 (ex-date 12/30/15)	31%	33%	39%	29%	29%
January 2016	14%	20%	100%	11%	11%
February 2016	16%	20%	100%	11%	11%
March 2016	15%	21%	0%	11%	11%
April 2016	13%	16%	30%	11%	11%
May 2016	14%	22%	100%	11%	11%
June 2016	13%	17%	50%	11%	11%
July 2016	13%	15%	23%	11%	11%
Fidelity Income Replacement 2024 Fund
August 2015	34%	54%	0%	25%	25%
September 2015	45%	67%	100%	34%	34%
October 2015	39%	45%	66%	35%	35%
November 2015	47%	73%	0%	34%	34%
December 2015 (ex-date 12/18/15)	35%	35%	35%	35%	35%
December 2015 (ex-date 12/30/15)	37%	39%	45%	35%	35%
January 2016	17%	28%	0%	14%	14%
February 2016	17%	24%	100%	13%	13%
March 2016	20%	28%	0%	14%	14%
April 2016	16%	19%	36%	14%	14%
May 2016	18%	26%	100%	14%	14%
June 2016	16%	22%	55%	13%	13%
July 2016	16%	18%	28%	14%	14%
Fidelity Income Replacement 2026 Fund
August 2015	40%	65%	100%	29%	29%
September 2015	52%	82%	100%	39%	39%
October 2015	44%	51%	73%	39%	39%
November 2015	54%	90%	0%	39%	39%
December 2015 (ex-date 12/18/15)	41%	41%	41%	41%	41%
December 2015 (ex-date 12/30/15)	42%	45%	47%	40%	40%
January 2016	24%	38%	0%	16%	16%
February 2016	22%	31%	100%	16%	16%
March 2016	21%	34%	0%	16%	16%
April 2016	19%	23%	40%	16%	16%
May 2016	22%	35%	0%	16%	16%
June 2016	20%	26%	69%	16%	16%
July 2016	18%	22%	33%	16%	16%
Fidelity Income Replacement 2028 Fund
August 2015	43%	72%	100%	31%	31%
September 2015	55%	91%	0%	42%	42%
October 2015	48%	55%	79%	42%	42%
November 2015	58%	93%	0%	42%	42%
December 2015 (ex-date 12/18/15)	43%	43%	43%	43%	43%
December 2015 (ex-date 12/30/15)	45%	48%	53%	42%	42%
January 2016	38%	44%	0%	18%	18%
February 2016	23%	35%	100%	18%	18%
March 2016	25%	41%	0%	18%	18%
April 2016	21%	26%	47%	18%	18%
May 2016	25%	40%	0%	18%	18%
June 2016	22%	28%	69%	18%	18%
July 2016	21%	24%	45%	18%	18%
Fidelity Income Replacement 2030 Fund
August 2015	44%	69%	0%	32%	32%
September 2015	59%	100%	0%	45%	45%
October 2015	50%	56%	82%	44%	44%
November 2015	63%	98%	0%	45%	45%
December 2015 (ex-date 12/18/15)	45%	45%	45%	45%	45%
December 2015 (ex-date 12/30/15)	47%	49%	52%	45%	45%
January 2016	30%	69%	0%	20%	20%
February 2016	26%	59%	0%	20%	20%
March 2016	29%	41%	0%	20%	20%
April 2016	23%	28%	100%	20%	20%
May 2016	28%	44%	0%	20%	20%
June 2016	24%	31%	77%	20%	20%
July 2016	23%	27%	41%	20%	20%
Fidelity Income Replacement 2032 Fund
August 2015	46%	87%	0%	33%	33%
September 2015	62%	96%	0%	46%	46%
October 2015	52%	56%	87%	46%	46%
November 2015	67%	100%	0%	46%	46%
December 2015 (ex-date 12/18/15)	47%	47%	47%	47%	47%
December 2015 (ex-date 12/30/15)	49%	51%	57%	46%	46%
January 2016	32%	0%	0%	21%	21%
February 2016	28%	40%	0%	21%	21%
March 2016	30%	56%	0%	21%	21%
April 2016	24%	30%	55%	21%	21%
May 2016	29%	49%	0%	21%	21%
June 2016	26%	34%	82%	21%	21%
July 2016	24%	28%	44%	21%	21%
Fidelity Income Replacement 2034 Fund
August 2015	49%	84%	0%	35%	35%
September 2015	67%	100%	0%	47%	47%
October 2015	54%	62%	90%	47%	47%
November 2015	66%	100%	0%	47%	47%
December 2015 (ex-date 12/18/15)	48%	48%	48%	48%	48%
December 2015 (ex-date 12/30/15)	50%	52%	59%	48%	48%
January 2016	32%	68%	0%	20%	20%
February 2016	27%	100%	0%	21%	21%
March 2016	29%	57%	0%	20%	20%
April 2016	24%	29%	55%	20%	20%
May 2016	27%	42%	0%	20%	20%
June 2016	25%	32%	79%	20%	20%
July 2016	24%	28%	43%	20%	20%
Fidelity Income Replacement 2036 Fund
August 2015	49%	98%	0%	32%	32%
September 2015	64%	95%	0%	48%	48%
October 2015	55%	64%	95%	48%	48%
November 2015	70%	100%	0%	48%	48%
December 2015 (ex-date 12/18/15)	51%	51%	51%	51%	51%
December 2015 (ex-date 12/30/15)	52%	55%	61%	50%	50%
January 2016	35%	97%	0%	21%	21%
February 2016	30%	48%	0%	22%	22%
March 2016	31%	56%	0%	22%	22%
April 2016	27%	32%	58%	22%	22%
May 2016	32%	55%	0%	22%	22%
June 2016	28%	36%	98%	22%	22%
July 2016	26%	31%	51%	22%	22%
Fidelity Income Replacement 2038 Fund
August 2015	51%	93%	0%	36%	36%
September 2015	68%	100%	0%	50%	50%
October 2015	56%	65%	94%	50%	50%
November 2015	71%	100%	0%	50%	50%
December 2015 (ex-date 12/18/15)	51%	51%	51%	51%	51%
December 2015 (ex-date 12/30/15)	53%	55%	63%	50%	50%
January 2016	36%	100%	0%	22%	22%
February 2016	30%	47%	0%	22%	22%
March 2016	32%	57%	0%	22%	22%
April 2016	26%	31%	53%	22%	22%
May 2016	44%	52%	0%	22%	22%
June 2016	27%	36%	94%	22%	22%
July 2016	26%	30%	48%	22%	22%
Fidelity Income Replacement 2040 Fund
August 2015	52%	88%	0%	37%	37%
September 2015	72%	100%	0%	51%	51%
October 2015	58%	69%	100%	51%	51%
November 2015	77%	100%	0%	52%	52%
December 2015 (ex-date 12/18/15)	53%	53%	53%	53%	53%
December 2015 (ex-date 12/30/15)	55%	55%	63%	52%	52%
January 2016	38%	100%	0%	24%	24%
February 2016	32%	52%	0%	23%	23%
March 2016	33%	63%	0%	23%	23%
April 2016	27%	34%	62%	23%	23%
May 2016	34%	60%	0%	23%	23%
June 2016	28%	37%	95%	23%	23%
July 2016	27%	32%	51%	23%	23%
Fidelity Income Replacement 2042 Fund
August 2015	54%	98%	0%	37%	37%
September 2015	71%	100%	0%	52%	52%
October 2015	60%	69%	90%	52%	52%
November 2015	77%	100%	0%	52%	52%
December 2015 (ex-date 12/18/15)	53%	53%	53%	53%	53%
December 2015 (ex-date 12/30/15)	54%	57%	62%	52%	52%
January 2016	49%	0%	0%	25%	25%
February 2016	33%	55%	0%	25%	25%
March 2016	35%	63%	0%	24%	24%
April 2016	29%	36%	67%	24%	24%
May 2016	36%	75%	0%	24%	24%
June 2016	30%	40%	100%	24%	24%
July 2016	28%	34%	54%	24%	24%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	23,485,695,172.82	97.873
Withheld	510,412,850.89	2.127
TOTAL	23,996,108,023.71	100.000
John Engler
Affirmative	23,396,775,263.01	97.503
Withheld	599,332,760.70	2.497
TOTAL	23,996,108,023.71	100.000
Albert R. Gamper, Jr.
Affirmative	23,408,625,557.99	97.552
Withheld	587,482,465.72	2.448
TOTAL	23,996,108,023.71	100.000
Robert F. Gartland
Affirmative	23,466,064,780.31	97.792
Withheld	530,043,243.40	2.208
TOTAL	23,996,108,023.71	100.000
Abigail P. Johnson
Affirmative	23,449,693,125.04	97.723
Withheld	546,414,898.67	2.277
TOTAL	23,996,108,023.71	100.000
Arthur E. Johnson
Affirmative	23,433,937,136.83	97.658
Withheld	562,170,886.88	2.342
TOTAL	23,996,108,023.71	100.000
Michael E. Kenneally
Affirmative	23,472,891,022.59	97.820
Withheld	523,217,001.12	2.180
TOTAL	23,996,108,023.71	100.000
James H. Keyes
Affirmative	23,409,640,697.18	97.556
Withheld	586,467,326.53	2.444
TOTAL	23,996,108,023.71	100.000
Marie L. Knowles
Affirmative	23,434,534,070.88	97.660
Withheld	561,573,952.83	2.340
TOTAL	23,996,108,023.71	100.000
Geoffrey A. von Kuhn
Affirmative	23,442,506,227.29	97.693
Withheld	553,601,796.42	2.307
TOTAL	23,996,108,023.71	100.000
Proposal 1 reflects trust wide proposal and voting results.

ARW-ANN-0916
1.848192.108

Fidelity Income Replacement Funds℠ 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 Annual Report July 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Income Replacement 2016 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2018 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2020 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2022 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2024 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2026 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2028 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2030 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2032 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2034 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2036 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2038 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2040 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2042 Fund℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Income Replacement 2016 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2016 Fund℠	0.26%	2.26%	2.55%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2016 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$31,300	Fidelity Income Replacement 2016 Fund℠
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2018 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2018 Fund℠	1.13%	3.64%	3.35%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2018 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$33,560	Fidelity Income Replacement 2018 Fund℠
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2020 Fund℠	2.24%	4.73%	3.93%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2020 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$35,260	Fidelity Income Replacement 2020 Fund℠
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2022 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2022 Fund℠	2.37%	5.43%	4.32%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2022 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$36,478	Fidelity Income Replacement 2022 Fund℠
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2024 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2024 Fund℠	2.24%	5.91%	4.58%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2024 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$37,277	Fidelity Income Replacement 2024 Fund℠
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2026 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2026 Fund℠	2.14%	6.23%	4.70%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2026 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$37,663	Fidelity Income Replacement 2026 Fund℠
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2028 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2028 Fund℠	2.03%	6.46%	4.80%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2028 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$37,987	Fidelity Income Replacement 2028 Fund℠
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2030 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2030 Fund℠	1.93%	6.62%	4.87%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2030 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$38,220	Fidelity Income Replacement 2030 Fund℠
$38,244	Barclays® U.S. Aggregate Bond Index

Fidelity Income Replacement 2032 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2032 Fund℠	1.82%	6.76%	4.90%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2032 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$38,329	Fidelity Income Replacement 2032 Fund℠
$45,231	S&P 500® Index

Fidelity Income Replacement 2034 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2034 Fund℠	1.73%	6.86%	4.89%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2034 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$38,291	Fidelity Income Replacement 2034 Fund℠
$45,231	S&P 500® Index

Fidelity Income Replacement 2036 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2036 Fund℠	1.62%	6.96%	4.92%

 A From August 30, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2036 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$38,376	Fidelity Income Replacement 2036 Fund℠
$45,231	S&P 500® Index

Fidelity Income Replacement 2038 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2038 Fund℠	1.52%	7.07%	4.70%

 A From December 31, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2038 Fund℠, a class of the fund, on December 31, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$37,081	Fidelity Income Replacement 2038 Fund℠
$44,602	S&P 500® Index

Fidelity Income Replacement 2040 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2040 Fund℠	1.41%	7.23%	4.85%

 A From December 31, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2040 Fund℠, a class of the fund, on December 31, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$37,527	Fidelity Income Replacement 2040 Fund℠
$44,602	S&P 500® Index

Fidelity Income Replacement 2042 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2042 Fund℠	1.29%	7.43%	4.97%

 A From December 31, 2007

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2042 Fund℠, a class of the fund, on December 31, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$37,917	Fidelity Income Replacement 2042 Fund℠
$44,602	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:   The MSCI ACWI (All Country World Index) Index returned -0.03% for the year ending July 31, 2016. Following an autumn 2015 surge, investors entered 2016 facing fears of economic slowdown in China, coupled with persistent commodity weakness and U.S.-dollar strength. A volatile February saw central banks in Europe, Japan and China move aggressively to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stocks seemed well on the road to recovery until the U.K.’s late-June vote in favor of exiting the European Union ignited a near-tumult in global markets, followed by an almost equally sharp recovery. Regionally, the U.S. (+5%) fared best, aided by relatively healthy job growth and corporate fundamentals, especially in the technology sector. Canada (+1%) also held up relatively well. The U.K. (-11%) and Europe (-9%) posted the worst results, beset by a variety of stressors. Emerging markets (-1%) generally tracked the larger index. Among sectors, volatility and a scarcity of yield aided traditionally defensive and dividend-rich sectors such as utilities (+10%) and consumer staples (+8%), although the more growth-oriented information technology sector (+9%) also outperformed. Materials (+4%) and energy (-1%) rose from early 2016 lows, buoyed by a rebound in commodities prices. Health care (-4%) suffered a setback amid biotech weakness and drug-price scrutiny. Financials (-10%), the largest index sector, brought up the rear. In fixed income, the Barclays® U.S. Aggregate Bond Index returned 5.94%, surging late in the period as demand for risk assets improved and credit spreads tightened. Meanwhile, U.S. Treasury Inflation-Protected Securities modestly lagged the Barclays index amid low inflation expectations; U.S. corporate high-yield bonds also lagged, according to Barclays. Conversely, emerging-markets debt, as tracked by J.P. Morgan, delivered gains in the low double digits.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  With the exception of Fidelity Income Replacement 2016 Fund℠, share classes of each Fund recorded a gain of about 1% to 2% for the year ending July 31, 2016 (excluding sales charges, if applicable), with mixed results versus respective peer averages. Overall, intra-asset-class allocation decisions – weightings among underlying funds – detracted versus asset-class benchmarks. The Funds’ equity allocation, in aggregate, underperformed the asset-class benchmark. Within the asset class, the U.S.-focused Fidelity® Series 100 Index Fund aided results. Conversely, Fidelity® Blue Chip Growth Fund and the non-U.S. Fidelity Advisor® International Discovery Fund underperformed their respective fund-level benchmarks. The Funds’ core fixed-income holdings, in aggregate, lagged the Barclays® U.S. Aggregate Bond Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Income Replacement 2016 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	95.3	0.0
Fidelity Short-Term Bond Fund	2.4	5.2
Fidelity Series Broad Market Opportunities Fund	0.5	0.7
Fidelity Equity-Income Fund	0.5	0.6
Fidelity Large Cap Stock Fund	0.4	0.5
Fidelity Advisor Mid Cap II Fund Class I	0.3	0.5
Fidelity Series 100 Index Fund	0.3	0.4
Fidelity Blue Chip Growth Fund	0.3	0.4
Fidelity Series Small Cap Opportunities Fund	0.0	0.1
	100.0	8.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	2.3%
Short-Term Funds	97.7%

Six months ago
Domestic Equity Funds	3.2%
Short-Term Funds	96.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2016 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 2.3%
	Shares	Value
Domestic Equity Funds - 2.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	1,637	$31,193
Fidelity Blue Chip Growth Fund (a)	408	28,358
Fidelity Equity-Income Fund (a)	816	44,427
Fidelity Large Cap Stock Fund (a)	1,206	33,084
Fidelity Series 100 Index Fund (a)	1,987	28,358
Fidelity Series Broad Market Opportunities Fund (a)	3,349	51,044
Fidelity Series Small Cap Opportunities Fund (a)	365	4,726
TOTAL DOMESTIC EQUITY FUNDS
(Cost $123,442)		221,190

Short-Term Funds - 97.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	9,007,344	9,007,344
Fidelity Short-Term Bond Fund (a)	25,869	224,026
TOTAL SHORT-TERM FUNDS
(Cost $9,214,436)		9,231,370
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,337,878)		9,452,560
NET OTHER ASSETS (LIABILITIES) - 0.0%		(116)
NET ASSETS - 100%		$9,452,444

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$52,219	$45,744	$62,481	$68	$31,193
Fidelity Blue Chip Growth Fund	48,850	42,876	58,590	19	28,358
Fidelity Equity-Income Fund	74,959	65,534	90,825	1,930	44,427
Fidelity Government Income Fund	35,374	10,317	45,336	168	-
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	13,311,868	4,304,524	11,836	9,007,344
Fidelity Investments Money Market Portfolio Institutional Class	6,556,828	7,355,782	13,912,609	13,613	-
Fidelity Large Cap Stock Fund	56,430	48,515	68,752	681	33,084
Fidelity Series 100 Index Fund	48,850	39,880	61,446	1,185	28,358
Fidelity Series Broad Market Opportunities Fund	85,908	74,999	105,409	352	51,044
Fidelity Series Small Cap Opportunities Fund	7,580	7,119	9,357	29	4,726
Fidelity Short-Term Bond Fund	1,314,734	693,223	1,785,777	7,578	224,026
Fidelity Strategic Real Return Fund	35,374	10,184	44,090	231	-
Fidelity Total Bond Fund	105,280	31,206	134,307	948	-
Total	$8,422,386	$21,737,247	$20,683,503	$38,638	$9,452,560

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

At period end, the Fund has greater than 75% of its net assets invested in the Fidelity Investments Money Market Government Portfolio, an open-ended management investment company subject to Rule 2a-7 under the Investment Company Act and is managed by an affiliate of the investment adviser. A complete unaudited list of holdings for the Fidelity Investments Money Market Government Portfolio is available upon request or at the Securities and Exchange Commission website at www.sec.gov.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2016 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $9,337,878) — See accompanying schedule		$9,452,560
Cash		1
Receivable for investments sold		73,823
Receivable for fund shares sold		400
Total assets		9,526,784
Liabilities
Payable for investments purchased	$72,725
Payable for fund shares redeemed	1,504
Distribution and service plan fees payable	111
Total liabilities		74,340
Net Assets		$9,452,444
Net Assets consist of:
Paid in capital		$9,320,180
Undistributed net investment income		928
Accumulated undistributed net realized gain (loss) on investments		16,654
Net unrealized appreciation (depreciation) on investments		114,682
Net Assets		$9,452,444
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($52,577 ÷ 1,032.50 shares)		$50.92
Maximum offering price per share (100/94.25 of $50.92)		$54.03
Class T:
Net Asset Value and redemption price per share ($85,899 ÷ 1,691.50 shares)		$50.78
Maximum offering price per share (100/96.50 of $50.78)		$52.62
Class C:
Net Asset Value and offering price per share ($74,360 ÷ 1,484.70 shares)(a)		$50.08
Income Replacement 2016:
Net Asset Value, offering price and redemption price per share ($9,225,436 ÷ 181,223.90 shares)		$50.91
Class I:
Net Asset Value, offering price and redemption price per share ($14,172 ÷ 278.37 shares)		$50.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$38,638
Expenses
Distribution and service plan fees	$1,920
Independent trustees' fees and expenses	48
Total expenses before reductions	1,968
Expense reductions	(48)	1,920
Net investment income (loss)		36,718
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	37,427
Capital gain distributions from underlying funds	15,959
Total net realized gain (loss)		53,386
Change in net unrealized appreciation (depreciation) on underlying funds		(60,994)
Net gain (loss)		(7,608)
Net increase (decrease) in net assets resulting from operations		$29,110

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,718	$22,501
Net realized gain (loss)	53,386	134,883
Change in net unrealized appreciation (depreciation)	(60,994)	(110,667)
Net increase (decrease) in net assets resulting from operations	29,110	46,717
Distributions to shareholders from net investment income	(36,393)	(22,389)
Distributions to shareholders from net realized gain	(57,438)	(140,708)
Total distributions	(93,831)	(163,097)
Share transactions - net increase (decrease)	1,095,176	3,544,235
Total increase (decrease) in net assets	1,030,455	3,427,855
Net Assets
Beginning of period	8,421,989	4,994,134
End of period	$9,452,444	$8,421,989
Other Information
Undistributed net investment income end of period	$928	$603

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$51.27	$52.48	$51.49	$50.46	$49.82
Income from Investment Operations
Net investment income (loss)A	.054	.127	.305	.500	.736
Net realized and unrealized gain (loss)	(.063)	.307	1.012	1.219	.842
Total from investment operations	(.009)	.434	1.317	1.719	1.578
Distributions from net investment income	(.041)	(.104)	(.287)	(.487)	(.733)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.341)	(1.644)	(.327)	(.689)	(.938)
Net asset value, end of period	$50.92	$51.27	$52.48	$51.49	$50.46
Total ReturnB,C	(.02)%	.84%	2.56%	3.43%	3.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.11%	.25%	.59%	.98%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$53	$96	$185	$331	$886
Portfolio turnover rateD	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$51.21	$52.48	$51.50	$50.47	$49.81
Income from Investment Operations
Net investment income (loss)A	(.073)	(.003)	.175	.372	.612
Net realized and unrealized gain (loss)	(.055)	.303	1.006	1.225	.847
Total from investment operations	(.128)	.300	1.181	1.597	1.459
Distributions from net investment income	(.002)	(.030)	(.161)	(.365)	(.594)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.302)	(1.570)	(.201)	(.567)	(.799)
Net asset value, end of period	$50.78	$51.21	$52.48	$51.50	$50.47
Total ReturnB,C	(.25)%	.58%	2.30%	3.18%	2.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.14)%	(.01)%	.34%	.73%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$86	$102	$120	$135	$194
Portfolio turnover rateD	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$50.76	$52.26	$51.41	$50.45	$49.83
Income from Investment Operations
Net investment income (loss)A	(.324)	(.259)	(.085)	.116	.364
Net realized and unrealized gain (loss)	(.056)	.299	1.014	1.225	.837
Total from investment operations	(.380)	.040	.929	1.341	1.201
Distributions from net investment income	–	–	(.039)	(.179)	(.376)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.300)	(1.540)	(.079)	(.381)	(.581)
Net asset value, end of period	$50.08	$50.76	$52.26	$51.41	$50.45
Total ReturnB,C	(.75)%	.07%	1.81%	2.67%	2.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.64)%	(.50)%	(.16)%	.23%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$74	$296	$443	$575	$891
Portfolio turnover rateD	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$51.25	$52.47	$51.49	$50.46	$49.83
Income from Investment Operations
Net investment income (loss)A	.181	.255	.435	.627	.859
Net realized and unrealized gain (loss)	(.050)	.300	1.007	1.229	.838
Total from investment operations	.131	.555	1.442	1.856	1.697
Distributions from net investment income	(.171)	(.235)	(.422)	(.624)	(.862)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.471)	(1.775)	(.462)	(.826)	(1.067)
Net asset value, end of period	$50.91	$51.25	$52.47	$51.49	$50.46
Total ReturnB	.26%	1.08%	2.81%	3.71%	3.48%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	.36%	.50%	.84%	1.23%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$9,225	$7,910	$4,225	$5,262	$6,124
Portfolio turnover rateC	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2016 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$51.26	$52.47	$51.49	$50.46	$49.83
Income from Investment Operations
Net investment income (loss)A	.182	.255	.435	.628	.861
Net realized and unrealized gain (loss)	(.061)	.310	1.007	1.228	.836
Total from investment operations	.121	.565	1.442	1.856	1.697
Distributions from net investment income	(.171)	(.235)	(.422)	(.624)	(.862)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)
Total distributions	(.471)	(1.775)	(.462)	(.826)	(1.067)
Net asset value, end of period	$50.91	$51.26	$52.47	$51.49	$50.46
Total ReturnB	.24%	1.10%	2.81%	3.71%	3.48%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	.36%	.50%	.84%	1.23%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$14	$18	$21	$30	$49
Portfolio turnover rateC	194%	64%	31%	40%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2018 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	53.8	0.0
Fidelity Short-Term Bond Fund	28.1	26.5
Fidelity Total Bond Fund	6.3	10.2
Fidelity Strategic Real Return Fund	2.1	3.4
Fidelity Government Income Fund	2.1	3.4
Fidelity Series Broad Market Opportunities Fund	1.8	2.2
Fidelity Equity-Income Fund	1.5	1.9
Fidelity Large Cap Stock Fund	1.1	1.4
Fidelity Advisor Mid Cap II Fund Class I	1.1	1.4
Fidelity Series 100 Index Fund	1.0	1.3
	98.9	51.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.6%
Investment Grade Fixed-Income Funds	10.5%
Short-Term Funds	81.9%

Six months ago
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.0%
Short-Term Funds	73.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2018 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 7.6%
	Shares	Value
Domestic Equity Funds - 7.6%
Fidelity Advisor Mid Cap II Fund Class I (a)	2,751	$52,411
Fidelity Blue Chip Growth Fund (a)	705	48,982
Fidelity Equity-Income Fund (a)	1,376	74,943
Fidelity Large Cap Stock Fund (a)	2,053	56,330
Fidelity Series 100 Index Fund (a)	3,433	48,982
Fidelity Series Broad Market Opportunities Fund (a)	5,657	86,209
Fidelity Series Small Cap Opportunities Fund (a)	568	7,347
TOTAL DOMESTIC EQUITY FUNDS
(Cost $266,469)		375,204

Fixed-Income Funds - 10.5%
Investment Grade Fixed-Income Funds - 10.5%
Fidelity Government Income Fund (a)	9,568	102,373
Fidelity Strategic Real Return Fund (a)	11,607	102,373
Fidelity Total Bond Fund (a)	28,351	307,608
TOTAL FIXED-INCOME FUNDS
(Cost $496,178)		512,354

Short-Term Funds - 81.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	2,633,775	2,633,775
Fidelity Short-Term Bond Fund (a)	158,994	1,376,889
TOTAL SHORT-TERM FUNDS
(Cost $3,991,673)		4,010,664
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,754,320)		4,898,222
NET OTHER ASSETS (LIABILITIES) - 0.0%		(494)
NET ASSETS - 100%		$4,897,728

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$101,827	$37,829	$81,574	$103	$52,411
Fidelity Blue Chip Growth Fund	94,554	36,291	75,617	32	48,982
Fidelity Equity-Income Fund	144,861	55,211	117,394	3,083	74,943
Fidelity Government Income Fund	278,812	81,931	259,929	3,470	102,373
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	3,333,298	699,523	3,246	2,633,775
Fidelity Investments Money Market Portfolio Institutional Class	2,450,520	1,180,260	3,630,780	3,496	-
Fidelity Large Cap Stock Fund	109,101	40,305	89,327	1,037	56,330
Fidelity Series 100 Index Fund	94,554	30,848	78,841	1,675	48,982
Fidelity Series Broad Market Opportunities Fund	166,681	61,804	136,693	529	86,209
Fidelity Series Small Cap Opportunities Fund	14,547	5,280	11,575	47	7,347
Fidelity Short-Term Bond Fund	1,489,828	730,330	855,085	14,074	1,376,889
Fidelity Strategic Real Return Fund	278,813	80,198	252,303	3,696	102,373
Fidelity Total Bond Fund	837,043	251,505	783,513	18,622	307,608
Total	$6,061,141	$5,925,090	$7,072,154	$53,110	$4,898,222

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2018 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $4,754,320) — See accompanying schedule		$4,898,222
Cash		3
Receivable for investments sold		93,080
Total assets		4,991,305
Liabilities
Payable for investments purchased	$93,084
Distribution and service plan fees payable	493
Total liabilities		93,577
Net Assets		$4,897,728
Net Assets consist of:
Paid in capital		$4,833,932
Undistributed net investment income		790
Accumulated undistributed net realized gain (loss) on investments		(80,896)
Net unrealized appreciation (depreciation) on investments		143,902
Net Assets		$4,897,728
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($482,996 ÷ 8,770.60 shares)		$55.07
Maximum offering price per share (100/94.25 of $55.07)		$58.43
Class T:
Net Asset Value and redemption price per share ($257,445 ÷ 4,673.70 shares)		$55.08
Maximum offering price per share (100/96.50 of $55.08)		$57.08
Class C:
Net Asset Value and offering price per share ($320,593 ÷ 5,852.89 shares)(a)		$54.78
Income Replacement 2018:
Net Asset Value, offering price and redemption price per share ($3,609,392 ÷ 65,527.30 shares)		$55.08
Class I:
Net Asset Value, offering price and redemption price per share ($227,302 ÷ 4,126.20 shares)		$55.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$53,110
Expenses
Distribution and service plan fees	$7,253
Independent trustees' fees and expenses	25
Total expenses before reductions	7,278
Expense reductions	(25)	7,253
Net investment income (loss)		45,857
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	87,677
Capital gain distributions from underlying funds	30,115
Total net realized gain (loss)		117,792
Change in net unrealized appreciation (depreciation) on underlying funds		(103,534)
Net gain (loss)		14,258
Net increase (decrease) in net assets resulting from operations		$60,115

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,857	$58,048
Net realized gain (loss)	117,792	198,431
Change in net unrealized appreciation (depreciation)	(103,534)	(126,215)
Net increase (decrease) in net assets resulting from operations	60,115	130,264
Distributions to shareholders from net investment income	(46,006)	(58,273)
Distributions to shareholders from net realized gain	(2,469)	(6,904)
Total distributions	(48,475)	(65,177)
Share transactions - net increase (decrease)	(1,174,262)	(1,203,751)
Total increase (decrease) in net assets	(1,162,622)	(1,138,664)
Net Assets
Beginning of period	6,060,350	7,199,014
End of period	$4,897,728	$6,060,350
Other Information
Undistributed net investment income end of period	$790	$939

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$54.99	$54.46	$52.45	$50.59	$49.87
Income from Investment Operations
Net investment income (loss)A	.374	.437	.588	.719	.774
Net realized and unrealized gain (loss)	.101	.583	2.080	2.135	.909
Total from investment operations	.475	1.020	2.668	2.854	1.683
Distributions from net investment income	(.371)	(.432)	(.579)	(.705)	(.765)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.395)	(.490)	(.658)	(.994)	(.963)
Net asset value, end of period	$55.07	$54.99	$54.46	$52.45	$50.59
Total ReturnB,C	.87%	1.88%	5.11%	5.70%	3.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.69%	.79%	1.10%	1.39%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$483	$567	$868	$774	$762
Portfolio turnover rateD	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.00	$54.48	$52.48	$50.62	$49.90
Income from Investment Operations
Net investment income (loss)A	.238	.299	.454	.589	.651
Net realized and unrealized gain (loss)	.101	.573	2.085	2.133	.909
Total from investment operations	.339	.872	2.539	2.722	1.560
Distributions from net investment income	(.235)	(.294)	(.460)	(.573)	(.642)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.259)	(.352)	(.539)	(.862)	(.840)
Net asset value, end of period	$55.08	$55.00	$54.48	$52.48	$50.62
Total ReturnB,C	.64%	1.60%	4.86%	5.43%	3.19%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.44%	.54%	.85%	1.14%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$257	$357	$444	$101	$128
Portfolio turnover rateD	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$54.80	$54.36	$52.38	$50.56	$49.85
Income from Investment Operations
Net investment income (loss)A	(.035)	.024	.187	.330	.403
Net realized and unrealized gain (loss)	.111	.574	2.073	2.129	.912
Total from investment operations	.076	.598	2.260	2.459	1.315
Distributions from net investment income	(.072)	(.100)	(.201)	(.350)	(.407)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.096)	(.158)	(.280)	(.639)	(.605)
Net asset value, end of period	$54.78	$54.80	$54.36	$52.38	$50.56
Total ReturnB,C	.14%	1.10%	4.32%	4.90%	2.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)%	.04%	.35%	.64%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$321	$579	$787	$498	$439
Portfolio turnover rateD	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.00	$54.47	$52.46	$50.60	$49.88
Income from Investment Operations
Net investment income (loss)A	.510	.574	.722	.848	.898
Net realized and unrealized gain (loss)	.101	.582	2.081	2.135	.908
Total from investment operations	.611	1.156	2.803	2.983	1.806
Distributions from net investment income	(.507)	(.568)	(.714)	(.834)	(.888)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.531)	(.626)	(.793)	(1.123)	(1.086)
Net asset value, end of period	$55.08	$55.00	$54.47	$52.46	$50.60
Total ReturnB	1.13%	2.13%	5.38%	5.96%	3.71%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	.94%	1.04%	1.35%	1.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,609	$4,263	$4,665	$3,875	$3,904
Portfolio turnover rateC	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.00	$54.48	$52.46	$50.61	$49.89
Income from Investment Operations
Net investment income (loss)A	.510	.575	.722	.849	.891
Net realized and unrealized gain (loss)	.111	.571	2.091	2.124	.915
Total from investment operations	.621	1.146	2.813	2.973	1.806
Distributions from net investment income	(.507)	(.568)	(.714)	(.834)	(.888)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.531)	(.626)	(.793)	(1.123)	(1.086)
Net asset value, end of period	$55.09	$55.00	$54.48	$52.46	$50.61
Total ReturnB	1.14%	2.11%	5.40%	5.94%	3.71%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	.94%	1.04%	1.35%	1.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$227	$295	$434	$491	$470
Portfolio turnover rateC	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	28.1	0.0
Fidelity Short-Term Bond Fund	20.8	18.9
Fidelity Total Bond Fund	20.5	23.6
Fidelity Strategic Real Return Fund	6.8	7.8
Fidelity Government Income Fund	6.8	7.8
Fidelity Series Broad Market Opportunities Fund	3.9	4.5
Fidelity Equity-Income Fund	3.4	3.9
Fidelity Large Cap Stock Fund	2.6	3.0
Fidelity Advisor Mid Cap II Fund Class I	2.4	2.8
Fidelity Series 100 Index Fund	2.2	2.5
	97.5	74.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

Six months ago
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2020 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 17.0%
	Shares	Value
Domestic Equity Funds - 17.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	12,266	$233,659
Fidelity Blue Chip Growth Fund (a)	3,124	216,969
Fidelity Equity-Income Fund (a)	6,111	332,817
Fidelity Large Cap Stock Fund (a)	9,124	250,349
Fidelity Series 100 Index Fund (a)	15,205	216,969
Fidelity Series Broad Market Opportunities Fund(a)	25,124	382,887
Fidelity Series Small Cap Opportunities Fund (a)	2,580	33,380
TOTAL EQUITY FUNDS
(Cost $1,114,206)		1,667,030

Fixed-Income Funds - 34.1%
Investment Grade Fixed-Income Funds - 34.1%
Fidelity Government Income Fund (a)	62,668	670,542
Fidelity Strategic Real Return Fund (a)	76,025	670,543
Fidelity Total Bond Fund (a)	185,313	2,010,644
TOTAL FIXED-INCOME FUNDS
(Cost $3,276,467)		3,351,729

Short-Term Funds - 48.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%(a)(b)	2,759,731	2,759,731
Fidelity Short-Term Bond Fund(a)	235,464	2,039,119
TOTAL SHORT-TERM FUNDS
(Cost $4,769,426)		4,798,850
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,160,099)		9,817,609
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,013)
NET ASSETS - 100%		$9,816,596

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$72,232	$3,370	$70,817	$146	$-
Fidelity Advisor Mid Cap II Fund Class I	260,741	132,703	143,495	313	233,659
Fidelity Blue Chip Growth Fund	242,243	120,784	128,929	88	216,969
Fidelity Equity-Income Fund	372,613	180,550	199,383	9,557	332,817
Fidelity Government Income Fund	724,966	276,417	342,422	11,955	670,542
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	3,031,188	271,458	2,707	2,759,731
Fidelity Investments Money Market Portfolio Institutional Class	1,624,121	578,207	2,202,327	2,412	-
Fidelity Large Cap Stock Fund	279,240	139,841	157,972	3,416	250,349
Fidelity Series 100 Index Fund	242,243	98,472	131,441	5,095	216,969
Fidelity Series Broad Market Opportunities Fund	428,109	203,214	233,647	1,607	382,887
Fidelity Series Small Cap Opportunities Fund	36,997	19,671	20,941	137	33,380
Fidelity Short-Term Bond Fund	1,625,227	987,328	587,867	16,311	2,039,119
Fidelity Strategic Real Return Fund	724,966	279,772	334,694	12,793	670,543
Fidelity Total Bond Fund	2,174,016	830,618	1,033,297	63,855	2,010,644
Total	$8,807,714	$6,882,135	$5,858,690	$130,392	$9,817,609

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $9,160,099) — See accompanying schedule		$9,817,609
Cash		6
Receivable for investments sold		163,605
Total assets		9,981,220
Liabilities
Payable for investments purchased	$163,604
Distribution and service plan fees payable	1,020
Total liabilities		164,624
Net Assets		$9,816,596
Net Assets consist of:
Paid in capital		$9,154,424
Undistributed net investment income		2,133
Accumulated undistributed net realized gain (loss) on investments		2,529
Net unrealized appreciation (depreciation) on investments		657,510
Net Assets		$9,816,596
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,187,332 ÷ 21,458.00 shares)		$55.33
Maximum offering price per share (100/94.25 of $55.33)		$58.71
Class T:
Net Asset Value and redemption price per share ($191,824 ÷ 3,466.00 shares)		$55.34
Maximum offering price per share (100/96.50 of $55.34)		$57.35
Class C:
Net Asset Value and offering price per share ($831,525 ÷ 15,064.00 shares)(a)		$55.20
Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($7,535,915 ÷ 136,186.00 shares)		$55.34
Class I:
Net Asset Value, offering price and redemption price per share ($70,000 ÷ 1,265.00 shares)		$55.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$130,392
Expenses
Distribution and service plan fees	$12,546
Independent trustees' fees and expenses	39
Total expenses before reductions	12,585
Expense reductions	(39)	12,546
Net investment income (loss)		117,846
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	33,543
Capital gain distributions from underlying funds	89,964
Total net realized gain (loss)		123,507
Change in net unrealized appreciation (depreciation) on underlying funds		(47,102)
Net gain (loss)		76,405
Net increase (decrease) in net assets resulting from operations		$194,251

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,846	$115,657
Net realized gain (loss)	123,507	196,673
Change in net unrealized appreciation (depreciation)	(47,102)	(54,444)
Net increase (decrease) in net assets resulting from operations	194,251	257,886
Distributions to shareholders from net investment income	(117,535)	(115,567)
Distributions to shareholders from net realized gain	(191,220)	(102,328)
Total distributions	(308,755)	(217,895)
Share transactions - net increase (decrease)	1,124,392	157,956
Total increase (decrease) in net assets	1,009,888	197,947
Net Assets
Beginning of period	8,806,708	8,608,761
End of period	$9,816,596	$8,806,708
Other Information
Undistributed net investment income end of period	$2,133	$1,822

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.15	$55.94	$53.59	$50.69	$49.99
Income from Investment Operations
Net investment income (loss)A	.662	.653	.674	.770	.793
Net realized and unrealized gain (loss)	.370	.871	2.766	3.157	.884
Total from investment operations	1.032	1.524	3.440	3.927	1.677
Distributions from net investment income	(.654)	(.650)	(.670)	(.774)	(.794)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.852)	(1.314)	(1.090)	(1.027)	(.977)
Net asset value, end of period	$55.33	$56.15	$55.94	$53.59	$50.69
Total ReturnB,C	1.96%	2.76%	6.48%	7.84%	3.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.17%	1.23%	1.47%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$1,187	$1,099	$813	$411	$408
Portfolio turnover rateD	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.16	$55.95	$53.59	$50.69	$49.99
Income from Investment Operations
Net investment income (loss)A	.527	.512	.537	.639	.670
Net realized and unrealized gain (loss)	.370	.871	2.770	3.145	.885
Total from investment operations	.897	1.383	3.307	3.784	1.555
Distributions from net investment income	(.519)	(.509)	(.527)	(.631)	(.672)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.717)	(1.173)	(.947)	(.884)	(.855)
Net asset value, end of period	$55.34	$56.16	$55.95	$53.59	$50.69
Total ReturnB,C	1.71%	2.50%	6.22%	7.54%	3.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	.92%	.98%	1.22%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$192	$204	$94	$101	$189
Portfolio turnover rateD	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.02	$55.84	$53.51	$50.65	$49.97
Income from Investment Operations
Net investment income (loss)A	.255	.233	.262	.377	.422
Net realized and unrealized gain (loss)	.378	.862	2.759	3.151	.876
Total from investment operations	.633	1.095	3.021	3.528	1.298
Distributions from net investment income	(.255)	(.251)	(.271)	(.415)	(.435)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.453)	(.915)	(.691)	(.668)	(.618)
Net asset value, end of period	$55.20	$56.02	$55.84	$53.51	$50.65
Total ReturnB,C	1.21%	1.98%	5.68%	7.02%	2.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.42%	.48%	.72%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$832	$810	$563	$322	$306
Portfolio turnover rateD	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.15	$55.94	$53.59	$50.69	$50.00
Income from Investment Operations
Net investment income (loss)A	.798	.795	.813	.901	.917
Net realized and unrealized gain (loss)	.382	.866	2.762	3.160	.874
Total from investment operations	1.180	1.661	3.575	4.061	1.791
Distributions from net investment income	(.792)	(.787)	(.805)	(.908)	(.918)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.990)	(1.451)	(1.225)	(1.161)	(1.101)
Net asset value, end of period	$55.34	$56.15	$55.94	$53.59	$50.69
Total ReturnB	2.24%	3.01%	6.74%	8.11%	3.68%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.42%	1.48%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$7,536	$6,502	$7,053	$5,196	$3,945
Portfolio turnover rateC	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.15	$55.94	$53.59	$50.69	$50.00
Income from Investment Operations
Net investment income (loss)A	.800	.793	.814	.901	.917
Net realized and unrealized gain (loss)	.380	.868	2.761	3.160	.874
Total from investment operations	1.180	1.661	3.575	4.061	1.791
Distributions from net investment income	(.792)	(.787)	(.805)	(.908)	(.918)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(1.990)	(1.451)	(1.225)	(1.161)	(1.101)
Net asset value, end of period	$55.34	$56.15	$55.94	$53.59	$50.69
Total ReturnB	2.24%	3.01%	6.74%	8.11%	3.68%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.42%	1.48%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$70	$191	$87	$14	$13
Portfolio turnover rateC	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2022 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	25.0	24.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	15.9	0.0
Fidelity Short-Term Bond Fund	15.8	15.2
Fidelity Strategic Real Return Fund	8.4	8.2
Fidelity Government Income Fund	8.4	8.2
Fidelity Series Broad Market Opportunities Fund	5.6	6.0
Fidelity Equity-Income Fund	4.9	5.2
Fidelity Large Cap Stock Fund	3.6	3.9
Fidelity Advisor Mid Cap II Fund Class I	3.4	3.7
Fidelity Series 100 Index Fund	3.2	3.4
	94.2	78.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	31.7%

Six months ago
Domestic Equity Funds	26.1%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2022 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 26.5%
	Shares	Value
Domestic Equity Funds - 24.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	24,622	$469,055
Fidelity Blue Chip Growth Fund (a)	6,276	435,945
Fidelity Equity-Income Fund (a)	12,311	670,473
Fidelity Large Cap Stock Fund (a)	18,300	502,165
Fidelity Series 100 Index Fund (a)	30,550	435,945
Fidelity Series Broad Market Opportunities Fund (a)	50,602	771,182
Fidelity Series Small Cap Opportunities Fund (a)	5,224	67,599

TOTAL DOMESTIC EQUITY FUNDS		3,352,364

International Equity Funds - 2.2%
Fidelity Advisor International Discovery Fund Class I (a)	7,842	300,747
TOTAL EQUITY FUNDS
(Cost $3,107,829)		3,653,111

Fixed-Income Funds - 41.8%
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund (a)	107,916	1,154,703
Fidelity Strategic Real Return Fund (a)	130,919	1,154,703
Fidelity Total Bond Fund (a)	319,145	3,462,729
TOTAL FIXED-INCOME FUNDS
(Cost $5,733,208)		5,772,135

Short-Term Funds - 31.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	2,185,245	2,185,245
Fidelity Short-Term Bond Fund (a)	252,338	2,185,245
TOTAL SHORT-TERM FUNDS
(Cost $4,350,232)		4,370,490
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,191,269)		13,795,736
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149)
NET ASSETS - 100%		$13,795,587

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$395,796	$110,669	$171,758	$3,801	$300,747
Fidelity Advisor Mid Cap II Fund Class I	578,814	200,562	273,675	688	469,055
Fidelity Blue Chip Growth Fund	538,640	189,004	251,958	196	435,945
Fidelity Capital & Income Fund	59,518	3,125	60,050	575	--
Fidelity Equity-Income Fund	827,303	267,176	376,821	20,717	670,473
Fidelity Government Income Fund	1,188,875	370,443	425,116	20,207	1,154,703
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	2,464,948	279,705	2,547	2,185,245
Fidelity Investments Money Market Portfolio Institutional Class	2,142,654	425,656	2,568,310	2,960	-
Fidelity Large Cap Stock Fund	620,477	209,522	302,976	7,315	502,165
Fidelity Series 100 Index Fund	538,639	132,014	249,689	11,230	435,945
Fidelity Series Broad Market Opportunities Fund	952,291	291,793	437,023	3,532	771,182
Fidelity Series Small Cap Opportunities Fund	83,325	29,347	39,680	301	67,599
Fidelity Short-Term Bond Fund	2,142,654	711,160	685,727	20,543	2,185,245
Fidelity Strategic Income Fund	59,518	3,064	60,964	44	-
Fidelity Strategic Real Return Fund	1,188,876	344,857	383,802	21,454	1,154,703
Fidelity Total Bond Fund	3,562,162	991,540	1,163,846	107,910	3,462,729
Total	$14,879,542	$6,744,880	$7,731,100	$224,020	$13,795,736

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2022 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $13,191,269) — See accompanying schedule		$13,795,736
Receivable for investments sold		167,625
Total assets		13,963,361
Liabilities
Payable to custodian bank	$3
Payable for investments purchased	137,626
Payable for fund shares redeemed	30,000
Distribution and service plan fees payable	145
Total liabilities		167,774
Net Assets		$13,795,587
Net Assets consist of:
Paid in capital		$13,331,324
Undistributed net investment income		3,668
Accumulated undistributed net realized gain (loss) on investments		(143,872)
Net unrealized appreciation (depreciation) on investments		604,467
Net Assets		$13,795,587
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($292,692 ÷ 4,959.40 shares)		$59.02
Maximum offering price per share (100/94.25 of $59.02)		$62.62
Class T:
Net Asset Value and redemption price per share ($86,361 ÷ 1,462.00 shares)		$59.07
Maximum offering price per share (100/96.50 of $59.07)		$61.21
Class C:
Net Asset Value and offering price per share ($57,893 ÷ 982.70 shares)(a)		$58.91
Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($13,227,213 ÷ 224,155.40 shares)		$59.01
Class I:
Net Asset Value, offering price and redemption price per share ($131,428 ÷ 2,227.90 shares)		$58.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$224,020
Expenses
Distribution and service plan fees	$1,923
Independent trustees' fees and expenses	63
Total expenses before reductions	1,986
Expense reductions	(63)	1,923
Net investment income (loss)		222,097
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(78,868)
Capital gain distributions from underlying funds	185,701
Total net realized gain (loss)		106,833
Change in net unrealized appreciation (depreciation) on underlying funds		(18,250)
Net gain (loss)		88,583
Net increase (decrease) in net assets resulting from operations		$310,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222,097	$186,194
Net realized gain (loss)	106,833	229,701
Change in net unrealized appreciation (depreciation)	(18,250)	49,031
Net increase (decrease) in net assets resulting from operations	310,680	464,926
Distributions to shareholders from net investment income	(221,870)	(184,980)
Distributions to shareholders from net realized gain	(12,857)	(27,297)
Total distributions	(234,727)	(212,277)
Share transactions - net increase (decrease)	(1,159,698)	4,022,585
Total increase (decrease) in net assets	(1,083,745)	4,275,234
Net Assets
Beginning of period	14,879,332	10,604,098
End of period	$13,795,587	$14,879,332
Other Information
Undistributed net investment income end of period	$3,668	$3,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$57.41	$54.16	$50.46	$49.79
Income from Investment Operations
Net investment income (loss)A	.758	.686	.708	.825	.783
Net realized and unrealized gain (loss)	.457	1.311	3.351	3.933	.842
Total from investment operations	1.215	1.997	4.059	4.758	1.625
Distributions from net investment income	(.754)	(.658)	(.686)	(.804)	(.784)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.805)	(.797)	(.809)	(1.058)	(.955)
Net asset value, end of period	$59.02	$58.61	$57.41	$54.16	$50.46
Total ReturnB,C	2.12%	3.50%	7.54%	9.54%	3.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.32%	1.18%	1.26%	1.57%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$293	$432	$419	$391	$386
Portfolio turnover rateD	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.67	$57.46	$54.24	$50.53	$49.82
Income from Investment Operations
Net investment income (loss)A	.615	.540	.581	.686	.653
Net realized and unrealized gain (loss)	.450	1.318	3.339	3.958	.871
Total from investment operations	1.065	1.858	3.920	4.644	1.524
Distributions from net investment income	(.614)	(.509)	(.577)	(.680)	(.643)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.665)	(.648)	(.700)	(.934)	(.814)
Net asset value, end of period	$59.07	$58.67	$57.46	$54.24	$50.53
Total ReturnB,C	1.86%	3.25%	7.26%	9.29%	3.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.49%F	.49%F	.50%
Expenses net of fee waivers, if any	.50%	.50%	.49%F	.49%F	.50%
Expenses net of all reductions	.50%	.50%	.49%F	.49%F	.50%
Net investment income (loss)	1.07%	.93%	1.02%	1.30%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$86	$90	$26	$1	$5
Portfolio turnover rateD	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.53	$57.34	$54.13	$50.49	$49.81
Income from Investment Operations
Net investment income (loss)A	.328	.245	.293	.434	.411
Net realized and unrealized gain (loss)	.435	1.323	3.354	3.919	.845
Total from investment operations	.763	1.568	3.647	4.353	1.256
Distributions from net investment income	(.332)	(.239)	(.314)	(.459)	(.405)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.383)	(.378)	(.437)	(.713)	(.576)
Net asset value, end of period	$58.91	$58.53	$57.34	$54.13	$50.49
Total ReturnB,C	1.34%	2.72%	6.76%	8.70%	2.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.01%F	.99%F	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.01%F	.99%F	1.00%	1.00%
Expenses net of all reductions	1.00%	1.01%F	.99%F	1.00%	1.00%
Net investment income (loss)	.57%	.42%	.52%	.83%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$60	$325	$54	$28
Portfolio turnover rateD	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$57.41	$54.15	$50.46	$49.78
Income from Investment Operations
Net investment income (loss)A	.901	.831	.851	.956	.901
Net realized and unrealized gain (loss)	.452	1.313	3.358	3.922	.849
Total from investment operations	1.353	2.144	4.209	4.878	1.750
Distributions from net investment income	(.902)	(.805)	(.826)	(.934)	(.899)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.953)	(.944)	(.949)	(1.188)	(1.070)
Net asset value, end of period	$59.01	$58.61	$57.41	$54.15	$50.46
Total ReturnB	2.37%	3.76%	7.82%	9.80%	3.62%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.57%	1.43%	1.51%	1.82%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$13,227	$14,208	$9,774	$4,474	$3,892
Portfolio turnover rateC	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.59	$57.39	$54.14	$50.45	$49.77
Income from Investment Operations
Net investment income (loss)A	.899	.830	.856	.957	.900
Net realized and unrealized gain (loss)	.454	1.314	3.343	3.921	.850
Total from investment operations	1.353	2.144	4.199	4.878	1.750
Distributions from net investment income	(.902)	(.805)	(.826)	(.934)	(.899)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.953)	(.944)	(.949)	(1.188)	(1.070)
Net asset value, end of period	$58.99	$58.59	$57.39	$54.14	$50.45
Total ReturnB	2.37%	3.76%	7.81%	9.80%	3.62%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.57%	1.43%	1.51%	1.82%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$131	$90	$61	$4	$3
Portfolio turnover rateC	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2024 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	22.9	22.4
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	12.9	0.0
Fidelity Short-Term Bond Fund	12.9	12.3
Fidelity Strategic Real Return Fund	7.6	7.5
Fidelity Government Income Fund	7.6	7.4
Fidelity Series Broad Market Opportunities Fund	7.1	7.4
Fidelity Equity-Income Fund	6.2	6.5
Fidelity Large Cap Stock Fund	4.7	4.9
Fidelity Advisor Mid Cap II Fund Class I	4.3	4.5
Fidelity Series 100 Index Fund	4.0	4.2
	90.2	77.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.9%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.1%
Short-Term Funds	25.8%

Six months ago
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2024 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 34.0%
	Shares	Value
Domestic Equity Funds - 30.9%
Fidelity Advisor Mid Cap II Fund Class I (a)	21,163	$403,149
Fidelity Blue Chip Growth Fund (a)	5,389	374,286
Fidelity Equity-Income Fund (a)	10,565	575,395
Fidelity Large Cap Stock Fund (a)	15,744	432,012
Fidelity Series 100 Index Fund (a)	26,229	374,286
Fidelity Series Broad Market Opportunities Fund (a)	43,437	661,983
Fidelity Series Small Cap Opportunities Fund (a)	4,461	57,726

TOTAL DOMESTIC EQUITY FUNDS		2,878,837

International Equity Funds - 3.1%
Fidelity Advisor International Discovery Fund Class I (a)	7,623	292,353
TOTAL EQUITY FUNDS
(Cost $2,787,006)		3,171,190

Fixed-Income Funds - 40.2%
High Yield Fixed-Income Funds - 2.1%
Fidelity Capital & Income Fund (a)	10,378	98,692
Fidelity Strategic Income Fund (a)	9,155	98,692

TOTAL HIGH YIELD FIXED-INCOME FUNDS		197,384

Investment Grade Fixed-Income Funds - 38.1%
Fidelity Government Income Fund (a)	66,218	708,536
Fidelity Strategic Real Return Fund (a)	80,333	708,536
Fidelity Total Bond Fund (a)	195,823	2,124,676

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,541,748

TOTAL FIXED-INCOME FUNDS
(Cost $3,702,377)		3,739,132

Short-Term Funds - 25.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	1,200,136	1,200,136
Fidelity Short-Term Bond Fund (a)	138,584	1,200,136
TOTAL SHORT-TERM FUNDS
(Cost $2,388,985)		2,400,272
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,878,368)		9,310,594
NET OTHER ASSETS (LIABILITIES) - 0.0%		(222)
NET ASSETS - 100%		$9,310,372

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$367,365	$119,801	$161,171	$3,599	$292,353
Fidelity Advisor Mid Cap II Fund Class I	478,287	185,582	226,641	583	403,149
Fidelity Blue Chip Growth Fund	444,705	173,977	209,068	157	374,286
Fidelity Capital & Income Fund	131,274	32,105	59,788	4,738	98,692
Fidelity Equity-Income Fund	683,848	243,675	308,699	17,333	575,395
Fidelity Government Income Fund	745,923	262,978	313,062	12,410	708,536
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	1,395,239	195,101	1,373	1,200,136
Fidelity Investments Money Market Portfolio Institutional Class	1,198,769	203,247	1,402,017	1,622	-
Fidelity Large Cap Stock Fund	512,886	193,973	250,581	6,144	432,012
Fidelity Series 100 Index Fund	444,705	126,770	206,162	9,511	374,286
Fidelity Series Broad Market Opportunities Fund	786,629	271,163	360,254	2,991	661,983
Fidelity Series Small Cap Opportunities Fund	68,181	25,877	31,410	250	57,726
Fidelity Short-Term Bond Fund	1,198,769	449,385	457,259	11,222	1,200,136
Fidelity Strategic Income Fund	131,274	31,325	64,261	3,313	98,692
Fidelity Strategic Real Return Fund	745,924	247,760	285,149	13,111	708,536
Fidelity Total Bond Fund	2,237,771	726,967	881,410	66,157	2,124,676
Total	$10,176,310	$4,689,824	$5,412,033	$154,514	$9,310,594

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2024 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $8,878,368) — See accompanying schedule		$9,310,594
Cash		2
Receivable for investments sold		114,000
Total assets		9,424,596
Liabilities
Payable for investments purchased	$113,989
Distribution and service plan fees payable	235
Total liabilities		114,224
Net Assets		$9,310,372
Net Assets consist of:
Paid in capital		$8,904,960
Undistributed net investment income		2,337
Accumulated undistributed net realized gain (loss) on investments		(29,151)
Net unrealized appreciation (depreciation) on investments		432,226
Net Assets		$9,310,372
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,599 ÷ 3,233.90 shares)		$58.63
Maximum offering price per share (100/94.25 of $58.63)		$62.21
Class T:
Net Asset Value and redemption price per share ($152,935 ÷ 2,609.20 shares)		$58.61
Maximum offering price per share (100/96.50 of $58.61)		$60.74
Class C:
Net Asset Value and offering price per share ($159,209 ÷ 2,725.70 shares)(a)		$58.41
Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($8,755,541 ÷ 149,359.80 shares)		$58.62
Class I:
Net Asset Value, offering price and redemption price per share ($53,088 ÷ 905.68 shares)		$58.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$154,514
Expenses
Distribution and service plan fees	$3,484
Independent trustees' fees and expenses	42
Total expenses before reductions	3,526
Expense reductions	(42)	3,484
Net investment income (loss)		151,030
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(84,851)
Capital gain distributions from underlying funds	147,979
Total net realized gain (loss)		63,128
Change in net unrealized appreciation (depreciation) on underlying funds		(57,966)
Net gain (loss)		5,162
Net increase (decrease) in net assets resulting from operations		$156,192

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,030	$122,117
Net realized gain (loss)	63,128	174,906
Change in net unrealized appreciation (depreciation)	(57,966)	40,024
Net increase (decrease) in net assets resulting from operations	156,192	337,047
Distributions to shareholders from net investment income	(150,769)	(121,535)
Distributions to shareholders from net realized gain	(167,848)	(88,369)
Total distributions	(318,617)	(209,904)
Share transactions - net increase (decrease)	(703,127)	2,634,529
Total increase (decrease) in net assets	(865,552)	2,761,672
Net Assets
Beginning of period	10,175,924	7,414,252
End of period	$9,310,372	$10,175,924
Other Information
Undistributed net investment income end of period	$2,337	$2,077

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.28	$58.28	$54.77	$50.48	$49.85
Income from Investment Operations
Net investment income (loss)A	.779	.718	.718	.840	.821
Net realized and unrealized gain (loss)	.322	1.623	3.808	4.571	.771
Total from investment operations	1.101	2.341	4.526	5.411	1.592
Distributions from net investment income	(.768)	(.704)	(.677)	(.900)	(.794)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.751)	(1.341)	(1.016)	(1.121)	(.962)
Net asset value, end of period	$58.63	$59.28	$58.28	$54.77	$50.48
Total ReturnB,C	1.99%	4.06%	8.32%	10.86%	3.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.22%	1.27%	1.59%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$190	$467	$220	$424	$213
Portfolio turnover rateD	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.27	$58.27	$54.78	$50.49	$49.87
Income from Investment Operations
Net investment income (loss)A	.640	.572	.579	.706	.699
Net realized and unrealized gain (loss)	.310	1.631	3.796	4.576	.769
Total from investment operations	.950	2.203	4.375	5.282	1.468
Distributions from net investment income	(.627)	(.566)	(.546)	(.771)	(.680)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.610)	(1.203)	(.885)	(.992)	(.848)
Net asset value, end of period	$58.61	$59.27	$58.27	$54.78	$50.49
Total ReturnB,C	1.72%	3.82%	8.04%	10.59%	3.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	.97%	1.02%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$153	$334	$190	$190	$175
Portfolio turnover rateD	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.07	$58.11	$54.66	$50.43	$49.82
Income from Investment Operations
Net investment income (loss)A	.351	.276	.295	.444	.454
Net realized and unrealized gain (loss)	.321	1.618	3.791	4.564	.761
Total from investment operations	.672	1.894	4.086	5.008	1.215
Distributions from net investment income	(.349)	(.297)	(.297)	(.557)	(.437)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.332)	(.934)	(.636)	(.778)	(.605)
Net asset value, end of period	$58.41	$59.07	$58.11	$54.66	$50.43
Total ReturnB,C	1.23%	3.29%	7.51%	10.03%	2.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.47%	.52%	.84%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$159	$168	$156	$113	$170
Portfolio turnover rateD	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.28	$58.27	$54.77	$50.49	$49.86
Income from Investment Operations
Net investment income (loss)A	.920	.866	.866	.969	.942
Net realized and unrealized gain (loss)	.317	1.628	3.805	4.563	.775
Total from investment operations	1.237	2.494	4.671	5.532	1.717
Distributions from net investment income	(.914)	(.847)	(.832)	(1.031)	(.919)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.897)	(1.484)	(1.171)	(1.252)	(1.087)
Net asset value, end of period	$58.62	$59.28	$58.27	$54.77	$50.49
Total ReturnB	2.24%	4.33%	8.60%	11.12%	3.55%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.62%	1.47%	1.52%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$8,756	$9,139	$6,818	$2,108	$1,521
Portfolio turnover rateC	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.27	$58.26	$54.77	$50.48	$49.86
Income from Investment Operations
Net investment income (loss)A	.921	.864	.863	.969	.944
Net realized and unrealized gain (loss)	.326	1.630	3.798	4.573	.763
Total from investment operations	1.247	2.494	4.661	5.542	1.707
Distributions from net investment income	(.914)	(.847)	(.832)	(1.031)	(.919)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(1.897)	(1.484)	(1.171)	(1.252)	(1.087)
Net asset value, end of period	$58.62	$59.27	$58.26	$54.77	$50.48
Total ReturnB	2.26%	4.33%	8.58%	11.14%	3.53%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.62%	1.47%	1.52%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$53	$68	$30	$27	$25
Portfolio turnover rateC	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2026 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	21.2	20.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	10.8	0.0
Fidelity Short-Term Bond Fund	10.8	10.3
Fidelity Series Broad Market Opportunities Fund	8.2	8.5
Fidelity Equity-Income Fund	7.2	7.4
Fidelity Strategic Real Return Fund	7.1	7.0
Fidelity Government Income Fund	7.1	7.0
Fidelity Large Cap Stock Fund	5.4	5.6
Fidelity Advisor Mid Cap II Fund Class I	5.0	5.2
Fidelity Series 100 Index Fund	4.7	4.8
	87.5	76.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.9%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.6%

Six months ago
Domestic Equity Funds	37.0%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2026 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 40.0%
	Shares	Value
Domestic Equity Funds - 35.9%
Fidelity Advisor Mid Cap II Fund Class I (a)	22,059	$420,215
Fidelity Blue Chip Growth Fund (a)	5,628	390,917
Fidelity Equity-Income Fund (a)	11,036	601,025
Fidelity Large Cap Stock Fund (a)	16,412	450,350
Fidelity Series 100 Index Fund (a)	27,394	390,917
Fidelity Series Broad Market Opportunities Fund (a)	45,314	690,592
Fidelity Series Small Cap Opportunities Fund (a)	4,658	60,270

TOTAL DOMESTIC EQUITY FUNDS		3,004,286

International Equity Funds - 4.1%
Fidelity Advisor International Discovery Fund Class I (a)	8,906	341,529
TOTAL EQUITY FUNDS
(Cost $2,993,994)		3,345,815

Fixed-Income Funds - 38.4%
High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund (a)	13,203	125,562
Fidelity Strategic Income Fund (a)	11,648	125,562

TOTAL HIGH YIELD FIXED-INCOME FUNDS		251,124

Investment Grade Fixed-Income Funds - 35.4%
Fidelity Government Income Fund (a)	55,466	593,491
Fidelity Strategic Real Return Fund (a)	67,289	593,491
Fidelity Total Bond Fund (a)	164,099	1,780,471

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,967,453

TOTAL FIXED-INCOME FUNDS
(Cost $3,177,834)		3,218,577

Short-Term Funds - 21.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	903,211	903,211
Fidelity Short-Term Bond Fund (a)	104,297	903,211
TOTAL SHORT-TERM FUNDS
(Cost $1,798,163)		1,806,422
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,969,991)		8,370,814
NET OTHER ASSETS (LIABILITIES) - 0.0%		(471)
NET ASSETS - 100%		$8,370,343

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$332,852	$167,602	$129,846	$3,821	$341,529
Fidelity Advisor Mid Cap II Fund Class I	388,572	218,601	165,031	549	420,215
Fidelity Blue Chip Growth Fund	360,712	208,106	154,737	139	390,917
Fidelity Capital & Income Fund	123,170	52,400	46,669	5,433	125,562
Fidelity Equity-Income Fund	554,998	299,545	226,945	16,868	601,025
Fidelity Government Income Fund	503,677	276,314	197,618	9,862	593,491
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	1,030,398	127,187	1,033	903,211
Fidelity Investments Money Market Portfolio Institutional Class	729,489	260,827	990,314	1,131	-
Fidelity Large Cap Stock Fund	416,432	233,804	188,409	6,086	450,350
Fidelity Series 100 Index Fund	360,712	161,782	149,260	9,021	390,917
Fidelity Series Broad Market Opportunities Fund	638,577	327,765	259,958	2,818	690,592
Fidelity Series Small Cap Opportunities Fund	55,720	29,635	22,273	227	60,270
Fidelity Short-Term Bond Fund	729,489	417,622	251,151	8,000	903,211
Fidelity Strategic Income Fund	123,170	50,006	49,599	3,909	125,562
Fidelity Strategic Real Return Fund	503,677	257,948	174,543	10,553	593,491
Fidelity Total Bond Fund	$1,510,297	$765,485	$537,953	$52,539	$1,780,471
Total	$7,331,544	$4,757,840	$3,671,493	$131,989	$8,370,814

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2026 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $7,969,991) — See accompanying schedule		$8,370,814
Cash		1
Receivable for investments sold		113,044
Total assets		8,483,859
Liabilities
Payable for investments purchased	$86,706
Payable for fund shares redeemed	26,356
Distribution and service plan fees payable	454
Total liabilities		113,516
Net Assets		$8,370,343
Net Assets consist of:
Paid in capital		$8,031,107
Undistributed net investment income		2,018
Accumulated undistributed net realized gain (loss) on investments		(63,605)
Net unrealized appreciation (depreciation) on investments		400,823
Net Assets		$8,370,343
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($576,923 ÷ 9,573.55 shares)		$60.26
Maximum offering price per share (100/94.25 of $60.26)		$63.94
Class T:
Net Asset Value and redemption price per share ($307,724 ÷ 5,103.24 shares)		$60.30
Maximum offering price per share (100/96.50 of $60.30)		$62.49
Class C:
Net Asset Value and offering price per share ($250,355 ÷ 4,170.46 shares)(a)		$60.03
Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($7,205,073 ÷ 119,541.93 shares)		$60.27
Class I:
Net Asset Value, offering price and redemption price per share ($30,268 ÷ 502.19 shares)		$60.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$131,989
Expenses
Distribution and service plan fees	$5,197
Independent trustees' fees and expenses	35
Total expenses before reductions	5,232
Expense reductions	(35)	5,197
Net investment income (loss)		126,792
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(64,849)
Capital gain distributions from underlying funds	136,688
Total net realized gain (loss)		71,839
Change in net unrealized appreciation (depreciation) on underlying funds		18,448
Net gain (loss)		90,287
Net increase (decrease) in net assets resulting from operations		$217,079

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,792	$83,946
Net realized gain (loss)	71,839	126,309
Change in net unrealized appreciation (depreciation)	18,448	58,449
Net increase (decrease) in net assets resulting from operations	217,079	268,704
Distributions to shareholders from net investment income	(126,167)	(83,375)
Distributions to shareholders from net realized gain	(79,217)	(13,020)
Total distributions	(205,384)	(96,395)
Share transactions - net increase (decrease)	1,027,483	2,853,441
Total increase (decrease) in net assets	1,039,178	3,025,750
Net Assets
Beginning of period	7,331,165	4,305,415
End of period	$8,370,343	$7,331,165
Other Information
Undistributed net investment income end of period	$2,018	$1,392

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.57	$58.78	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.801	.724	.735	.906	.793
Net realized and unrealized gain (loss)	.274	1.910	4.084	4.920	.712
Total from investment operations	1.075	2.634	4.819	5.826	1.505
Distributions from net investment income	(.785)	(.698)	(.708)	(.879)	(.789)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.385)	(.844)	(.849)	(1.106)	(.945)
Net asset value, end of period	$60.26	$60.57	$58.78	$54.81	$50.09
Total ReturnB,C	1.88%	4.50%	8.84%	11.79%	3.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.21%	1.28%	1.73%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$577	$727	$526	$304	$139
Portfolio turnover rateD	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.61	$58.83	$54.82	$50.08	$49.53
Income from Investment Operations
Net investment income (loss)A	.655	.574	.587	.781	.668
Net realized and unrealized gain (loss)	.276	1.910	4.098	4.911	.713
Total from investment operations	.931	2.484	4.685	5.692	1.381
Distributions from net investment income	(.641)	(.558)	(.534)	(.725)	(.675)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.241)	(.704)	(.675)	(.952)	(.831)
Net asset value, end of period	$60.30	$60.61	$58.83	$54.82	$50.08
Total ReturnB,C	1.63%	4.24%	8.58%	11.50%	2.87%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	.96%	1.03%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$308	$328	$39	$85	$298
Portfolio turnover rateD	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.40	$58.69	$54.76	$50.12	$49.49
Income from Investment Operations
Net investment income (loss)A	.360	.278	.303	.508	.430
Net realized and unrealized gain (loss)	.276	1.899	4.086	4.915	.730
Total from investment operations	.636	2.177	4.389	5.423	1.160
Distributions from net investment income	(.406)	(.321)	(.318)	(.556)	(.374)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.006)	(.467)	(.459)	(.783)	(.530)
Net asset value, end of period	$60.03	$60.40	$58.69	$54.76	$50.12
Total ReturnB,C	1.12%	3.72%	8.04%	10.93%	2.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	.99%F	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	.99%F	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	.99%F	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.47%	.53%	.97%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$250	$86	$33	$31	$9
Portfolio turnover rateD	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.58	$58.79	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.945	.874	.878	1.040	.913
Net realized and unrealized gain (loss)	.277	1.909	4.094	4.914	.711
Total from investment operations	1.222	2.783	4.972	5.954	1.624
Distributions from net investment income	(.932)	(.847)	(.851)	(1.007)	(.908)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.532)	(.993)	(.992)	(1.234)	(1.064)
Net asset value, end of period	$60.27	$60.58	$58.79	$54.81	$50.09
Total ReturnB	2.14%	4.76%	9.13%	12.06%	3.39%
Ratios to Average Net AssetC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.46%	1.53%	1.98%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$7,205	$6,160	$3,677	$1,702	$1,309
Portfolio turnover rateC	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.58	$58.79	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.945	.875	.877	1.039	.912
Net realized and unrealized gain (loss)	.277	1.908	4.095	4.915	.712
Total from investment operations	1.222	2.783	4.972	5.954	1.624
Distributions from net investment income	(.932)	(.847)	(.851)	(1.007)	(.908)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(1.532)	(.993)	(.992)	(1.234)	(1.064)
Net asset value, end of period	$60.27	$60.58	$58.79	$54.81	$50.09
Total ReturnB	2.14%	4.76%	9.13%	12.06%	3.39%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.46%	1.53%	1.98%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$30	$31	$30	$27	$24
Portfolio turnover rateC	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2028 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	19.9	19.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	9.3	0.0
Fidelity Short-Term Bond Fund	9.3	9.0
Fidelity Series Broad Market Opportunities Fund	9.1	9.3
Fidelity Equity-Income Fund	7.9	8.0
Fidelity Strategic Real Return Fund	6.7	6.6
Fidelity Government Income Fund	6.7	6.6
Fidelity Large Cap Stock Fund	5.9	6.0
Fidelity Advisor Mid Cap II Fund Class I	5.5	5.6
Fidelity Series 100 Index Fund	5.1	5.2
	85.4	76.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	18.6%

Six months ago
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2028 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 44.4%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	85,555	$1,629,829
Fidelity Blue Chip Growth Fund (a)	21,806	1,514,678
Fidelity Equity-Income Fund (a)	42,776	2,329,592
Fidelity Large Cap Stock Fund (a)	63,700	1,747,932
Fidelity Series 100 Index Fund (a)	106,144	1,514,678
Fidelity Series Broad Market Opportunities Fund (a)	175,915	2,680,950
Fidelity Series Small Cap Opportunities Fund (a)	18,026	233,254

TOTAL DOMESTIC EQUITY FUNDS		11,650,913

International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Class I (a)	38,341	1,470,389
TOTAL EQUITY FUNDS
(Cost $11,910,109)		13,121,302

Fixed-Income Funds - 37.0%
High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund (a)	57,127	543,276
Fidelity Strategic Income Fund (a)	50,397	543,276

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,086,552

Investment Grade Fixed-Income Funds - 33.3%
Fidelity Government Income Fund (a)	183,778	1,966,423
Fidelity Strategic Real Return Fund (a)	222,951	1,966,424
Fidelity Total Bond Fund (a)	543,711	5,899,267

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,832,114

TOTAL FIXED-INCOME FUNDS
(Cost $10,822,796)		10,918,666

Short-Term Funds - 18.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	2,742,954	2,742,954
Fidelity Short-Term Bond Fund (a)	316,738	2,742,954
TOTAL SHORT-TERM FUNDS
(Cost $5,457,798)		5,485,908
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $28,190,703)		29,525,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		(481)
NET ASSETS - 100%		$29,525,395

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,500,968	$684,470	$575,252	$17,067	$1,470,389
Fidelity Advisor Mid Cap II Fund Class I	1,584,355	839,930	691,718	2,226	1,629,829
Fidelity Blue Chip Growth Fund	1,470,393	787,113	637,756	558	1,514,678
Fidelity Capital & Income Fund	544,796	210,333	195,163	23,659	543,276
Fidelity Equity-Income Fund	2,262,570	1,112,546	920,712	66,814	2,329,592
Fidelity Government Income Fund	1,806,721	909,390	788,362	34,122	1,966,423
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	3,109,690	366,734	3,234	2,742,954
Fidelity Investments Money Market Portfolio Institutional Class	2,429,345	796,076	3,225,422	3,653	-
Fidelity Large Cap Stock Fund	1,695,538	891,591	775,776	24,478	1,747,932
Fidelity Series 100 Index Fund	1,470,393	604,058	618,290	36,631	1,514,678
Fidelity Series Broad Market Opportunities Fund	2,601,678	1,242,439	1,075,325	11,422	2,680,950
Fidelity Series Small Cap Opportunities Fund	225,145	118,370	96,832	914	233,254
Fidelity Short-Term Bond Fund	2,429,345	1,243,196	951,972	25,561	2,742,954
Fidelity Strategic Income Fund	544,796	211,613	220,588	16,958	543,276
Fidelity Strategic Real Return Fund	1,806,721	851,018	706,022	35,878	1,966,424
Fidelity Total Bond Fund	5,422,944	2,549,120	2,207,932	181,314	5,899,267
Total	$27,795,708	$16,160,953	$14,053,856	$484,489	$29,525,876

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2028 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $28,190,703) — See accompanying schedule		$29,525,876
Cash		3
Receivable for investments sold		280,901
Receivable for fund shares sold		134,026
Total assets		29,940,806
Liabilities
Payable for investments purchased	$414,927
Distribution and service plan fees payable	484
Total liabilities		415,411
Net Assets		$29,525,395
Net Assets consist of:
Paid in capital		$28,167,441
Undistributed net investment income		7,230
Accumulated undistributed net realized gain (loss) on investments		15,551
Net unrealized appreciation (depreciation) on investments		1,335,173
Net Assets		$29,525,395
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($494,407 ÷ 8,111.50 shares)		$60.95
Maximum offering price per share (100/94.25 of $60.95)		$64.67
Class T:
Net Asset Value and redemption price per share ($419,241 ÷ 6,879.12 shares)		$60.94
Maximum offering price per share (100/96.50 of $60.94)		$63.15
Class C:
Net Asset Value and offering price per share ($212,761 ÷ 3,503.99 shares)(a)		$60.72
Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($28,336,605 ÷ 464,961.91 shares)		$60.94
Class I:
Net Asset Value, offering price and redemption price per share ($62,381 ÷ 1,023.57 shares)		$60.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$484,489
Expenses
Distribution and service plan fees	$6,249
Independent trustees' fees and expenses	130
Total expenses before reductions	6,379
Expense reductions	(130)	6,249
Net investment income (loss)		478,240
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(210,668)
Capital gain distributions from underlying funds	541,139
Total net realized gain (loss)		330,471
Change in net unrealized appreciation (depreciation) on underlying funds		(163,247)
Net gain (loss)		167,224
Net increase (decrease) in net assets resulting from operations		$645,464

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$478,240	$376,577
Net realized gain (loss)	330,471	652,225
Change in net unrealized appreciation (depreciation)	(163,247)	231,116
Net increase (decrease) in net assets resulting from operations	645,464	1,259,918
Distributions to shareholders from net investment income	(476,597)	(375,378)
Distributions to shareholders from net realized gain	(478,870)	(62,223)
Total distributions	(955,467)	(437,601)
Share transactions - net increase (decrease)	2,040,175	4,041,930
Total increase (decrease) in net assets	1,730,172	4,864,247
Net Assets
Beginning of period	27,795,223	22,930,976
End of period	$29,525,395	$27,795,223
Other Information
Undistributed net investment income end of period	$7,230	$5,586

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.76	$55.54	$50.43	$49.92
Income from Investment Operations
Net investment income (loss)A	.815	.758	.733	.868	.792
Net realized and unrealized gain (loss)	.196	2.089	4.363	5.348	.666
Total from investment operations	1.011	2.847	5.096	6.216	1.458
Distributions from net investment income	(.798)	(.749)	(.713)	(.879)	(.794)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.771)	(.897)	(.876)	(1.106)	(.948)
Net asset value, end of period	$60.95	$61.71	$59.76	$55.54	$50.43
Total ReturnB,C	1.78%	4.79%	9.23%	12.49%	3.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.24%	1.25%	1.64%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$494	$832	$699	$122	$133
Portfolio turnover rateD	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.77	$55.55	$50.46	$49.94
Income from Investment Operations
Net investment income (loss)A	.667	.604	.580	.738	.672
Net realized and unrealized gain (loss)	.189	2.087	4.379	5.346	.678
Total from investment operations	.856	2.691	4.959	6.084	1.350
Distributions from net investment income	(.653)	(.603)	(.576)	(.767)	(.676)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.626)	(.751)	(.739)	(.994)	(.830)
Net asset value, end of period	$60.94	$61.71	$59.77	$55.55	$50.46
Total ReturnB,C	1.51%	4.52%	8.97%	12.21%	2.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	.99%	1.00%	1.39%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$419	$466	$338	$326	$128
Portfolio turnover rateD	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.52	$59.65	$55.49	$50.44	$49.94
Income from Investment Operations
Net investment income (loss)A	.370	.296	.293	.471	.427
Net realized and unrealized gain (loss)	.197	2.081	4.369	5.346	.662
Total from investment operations	.567	2.377	4.662	5.817	1.089
Distributions from net investment income	(.394)	(.359)	(.339)	(.540)	(.435)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.367)	(.507)	(.502)	(.767)	(.589)
Net asset value, end of period	$60.72	$61.52	$59.65	$55.49	$50.44
Total ReturnB,C	1.02%	4.00%	8.43%	11.65%	2.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.49%	.50%	.89%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$213	$177	$37	$18	$33
Portfolio turnover rateD	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.76	$55.54	$50.44	$49.92
Income from Investment Operations
Net investment income (loss)A	.959	.910	.874	1.003	.914
Net realized and unrealized gain (loss)	.194	2.088	4.376	5.340	.680
Total from investment operations	1.153	2.998	5.250	6.343	1.594
Distributions from net investment income	(.950)	(.900)	(.867)	(1.016)	(.920)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.923)	(1.048)	(1.030)	(1.243)	(1.074)
Net asset value, end of period	$60.94	$61.71	$59.76	$55.54	$50.44
Total ReturnB	2.03%	5.05%	9.52%	12.76%	3.30%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.49%	1.50%	1.89%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$28,337	$26,020	$21,766	$7,494	$5,405
Portfolio turnover rateC	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.76	$55.54	$50.44	$49.92
Income from Investment Operations
Net investment income (loss)A	.978	.906	.871	1.011	.916
Net realized and unrealized gain (loss)	.175	2.092	4.379	5.332	.678
Total from investment operations	1.153	2.998	5.250	6.343	1.594
Distributions from net investment income	(.950)	(.900)	(.867)	(1.016)	(.920)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(1.923)	(1.048)	(1.030)	(1.243)	(1.074)
Net asset value, end of period	$60.94	$61.71	$59.76	$55.54	$50.44
Total ReturnB	2.03%	5.05%	9.52%	12.76%	3.30%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.49%	1.50%	1.89%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$300	$91	$83	$24
Portfolio turnover rateC	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	19.0	18.8
Fidelity Series Broad Market Opportunities Fund	9.6	9.7
Fidelity Equity-Income Fund	8.4	8.4
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	8.3	0.0
Fidelity Short-Term Bond Fund	8.3	8.1
Fidelity Strategic Real Return Fund	6.4	6.3
Fidelity Government Income Fund	6.4	6.2
Fidelity Large Cap Stock Fund	6.3	6.3
Fidelity Advisor Mid Cap II Fund Class I	5.8	5.9
Fidelity Advisor International Discovery Fund Class I	5.8	6.0
	84.3	75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.7%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.8%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2030 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 47.5%
	Shares	Value
Domestic Equity Funds - 41.7%
Fidelity Advisor Mid Cap II Fund Class I (a)	43,598	$830,543
Fidelity Blue Chip Growth Fund (a)	11,097	770,812
Fidelity Equity-Income Fund (a)	21,779	1,186,083
Fidelity Large Cap Stock Fund (a)	32,393	888,851
Fidelity Series 100 Index Fund (a)	54,016	770,812
Fidelity Series Broad Market Opportunities Fund (a)	89,492	1,363,854
Fidelity Series Small Cap Opportunities Fund (a)	9,122	118,039

TOTAL DOMESTIC EQUITY FUNDS		5,928,994

International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Class I (a)	21,509	824,854
TOTAL EQUITY FUNDS
(Cost $5,763,310)		6,753,848

Fixed-Income Funds - 35.9%
High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund (a)	30,956	294,387
Fidelity Strategic Income Fund (a)	27,309	294,387

TOTAL HIGH YIELD FIXED-INCOME FUNDS		588,774

Investment Grade Fixed-Income Funds - 31.8%
Fidelity Government Income Fund (a)	84,399	903,073
Fidelity Strategic Real Return Fund (a)	102,389	903,073
Fidelity Total Bond Fund (a)	249,698	2,709,220

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,515,366

TOTAL FIXED-INCOME FUNDS
(Cost $5,042,588)		5,104,140

Short-Term Funds - 16.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	1,181,817	1,181,817
Fidelity Short-Term Bond Fund (a)	136,468	1,181,817
TOTAL SHORT-TERM FUNDS
(Cost $2,348,679)		2,363,634
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,154,577)		14,221,622
NET OTHER ASSETS (LIABILITIES) - 0.0%		(187)
NET ASSETS - 100%		$14,221,435

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$1,101,274	$166,069	$344,406	$10,409	$824,854
Fidelity Advisor Mid Cap II Fund Class I	1,058,644	216,120	371,767	1,221	830,543
Fidelity Blue Chip Growth Fund	982,265	213,296	349,350	342	770,812
Fidelity Capital & Income Fund	383,670	34,764	110,597	13,664	294,387
Fidelity Equity-Income Fund	1,511,587	253,903	486,753	36,644	1,186,083
Fidelity Government Income Fund	1,099,498	200,857	413,048	16,843	903,073
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	1,326,434	144,615	1,399	1,181,817
Fidelity Investments Money Market Portfolio Institutional Class	1,420,999	106,562	1,527,559	1,790	-
Fidelity Large Cap Stock Fund	1,133,246	223,612	415,669	13,049	888,851
Fidelity Series 100 Index Fund	982,265	104,667	337,206	19,662	770,812
Fidelity Series Broad Market Opportunities Fund	1,738,947	285,920	586,078	6,271	1,363,854
Fidelity Series Small Cap Opportunities Fund	150,981	30,750	53,022	534	118,039
Fidelity Short-Term Bond Fund	1,420,999	237,674	486,162	12,106	1,181,817
Fidelity Strategic Income Fund	383,670	38,012	128,702	9,477	294,387
Fidelity Strategic Real Return Fund	1,099,498	166,190	357,850	18,175	903,073
Fidelity Total Bond Fund	3,294,939	497,910	1,130,562	90,012	2,709,220
Total	$17,762,482	$4,102,740	$7,243,346	$251,598	$14,221,622

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $13,154,577) — See accompanying schedule		$14,221,622
Cash		3
Receivable for investments sold		159,624
Total assets		14,381,249
Liabilities
Payable for investments purchased	$159,610
Distribution and service plan fees payable	204
Total liabilities		159,814
Net Assets		$14,221,435
Net Assets consist of:
Paid in capital		$13,118,825
Undistributed net investment income		3,336
Accumulated undistributed net realized gain (loss) on investments		32,229
Net unrealized appreciation (depreciation) on investments		1,067,045
Net Assets		$14,221,435
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($156,217 ÷ 2,600.46 shares)		$60.07
Maximum offering price per share (100/94.25 of $60.07)		$63.73
Class T:
Net Asset Value and redemption price per share ($15,894 ÷ 264.08 shares)		$60.19
Maximum offering price per share (100/96.50 of $60.19)		$62.37
Class C:
Net Asset Value and offering price per share ($199,554 ÷ 3,339.52 shares)(a)		$59.76
Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($13,819,074 ÷ 230,049.10 shares)		$60.07
Class I:
Net Asset Value, offering price and redemption price per share ($30,696 ÷ 510.99 shares)		$60.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$251,598
Expenses
Distribution and service plan fees	$3,414
Independent trustees' fees and expenses	69
Total expenses before reductions	3,483
Expense reductions	(69)	3,414
Net investment income (loss)		248,184
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(116,116)
Capital gain distributions from underlying funds	300,710
Total net realized gain (loss)		184,594
Change in net unrealized appreciation (depreciation) on underlying funds		(282,030)
Net gain (loss)		(97,436)
Net increase (decrease) in net assets resulting from operations		$150,748

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$248,184	$245,056
Net realized gain (loss)	184,594	456,318
Change in net unrealized appreciation (depreciation)	(282,030)	154,320
Net increase (decrease) in net assets resulting from operations	150,748	855,694
Distributions to shareholders from net investment income	(248,283)	(244,639)
Distributions to shareholders from net realized gain	(388,383)	(191,237)
Total distributions	(636,666)	(435,876)
Share transactions - net increase (decrease)	(3,054,764)	1,476,925
Total increase (decrease) in net assets	(3,540,682)	1,896,743
Net Assets
Beginning of period	17,762,117	15,865,374
End of period	$14,221,435	$17,762,117
Other Information
Undistributed net investment income end of period	$3,336	$3,436

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.33	$59.84	$55.45	$50.12	$49.65
Income from Investment Operations
Net investment income (loss)A	.799	.747	.740	.886	.815
Net realized and unrealized gain (loss)	.112B	2.210	4.505	5.568	.598
Total from investment operations	.911	2.957	5.245	6.454	1.413
Distributions from net investment income	(.794)	(.746)	(.700)	(.896)	(.796)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(2.171)	(1.467)	(.855)	(1.124)	(.943)
Net asset value, end of period	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC,D	1.67%	5.00%	9.51%	13.06%	2.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.23%	1.27%	1.67%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$156	$285	$257	$145	$86
Portfolio turnover rateE	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.44	$59.95	$55.55	$50.20	$49.67
Income from Investment Operations
Net investment income (loss)A	.658	.600	.597	.745	.715
Net realized and unrealized gain (loss)	.118B	2.211	4.507	5.590	.598
Total from investment operations	.776	2.811	5.104	6.335	1.313
Distributions from net investment income	(.649)	(.600)	(.549)	(.757)	(.636)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(2.026)	(1.321)	(.704)	(.985)	(.783)
Net asset value, end of period	$60.19	$61.44	$59.95	$55.55	$50.20
Total ReturnC,D	1.43%	4.74%	9.23%	12.78%	2.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.51%G	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%G	.46%
Expenses net of all reductions	.50%	.50%	.50%	.51%G	.46%
Net investment income (loss)	1.13%	.99%	1.03%	1.41%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$16	$21	$17	$15	$13
Portfolio turnover rateE	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.06	$59.64	$55.33	$50.07	$49.61
Income from Investment Operations
Net investment income (loss)A	.361	.291	.303	.486	.451
Net realized and unrealized gain (loss)	.115B	2.202	4.486	5.561	.604
Total from investment operations	.476	2.493	4.789	6.047	1.055
Distributions from net investment income	(.399)	(.352)	(.324)	(.559)	(.448)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(1.776)	(1.073)	(.479)	(.787)	(.595)
Net asset value, end of period	$59.76	$61.06	$59.64	$55.33	$50.07
Total ReturnC,D	.92%	4.22%	8.68%	12.21%	2.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.48%	.52%	.92%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$200	$345	$353	$315	$312
Portfolio turnover rateE	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.33	$59.84	$55.45	$50.12	$49.64
Income from Investment Operations
Net investment income (loss)A	.944	.900	.888	1.015	.935
Net realized and unrealized gain (loss)	.116B	2.209	4.502	5.567	.608
Total from investment operations	1.060	3.109	5.390	6.582	1.543
Distributions from net investment income	(.943)	(.898)	(.845)	(1.024)	(.916)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(2.320)	(1.619)	(1.000)	(1.252)	(1.063)
Net asset value, end of period	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC	1.93%	5.27%	9.78%	13.33%	3.22%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.48%	1.52%	1.92%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$13,819	$17,079	$15,175	$5,367	$3,558
Portfolio turnover rateD	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.33	$59.84	$55.45	$50.12	$49.64
Income from Investment Operations
Net investment income (loss)A	.942	.902	.885	1.020	.936
Net realized and unrealized gain (loss)	0.118B	2.207	4.505	5.562	.607
Total from investment operations	1.060	3.109	5.390	6.582	1.543
Distributions from net investment income	(.943)	(.898)	(.845)	(1.024)	(.916)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(2.320)	(1.619)	(1.000)	(1.252)	(1.063)
Net asset value, end of period	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC	1.93%	5.26%	9.78%	13.33%	3.22%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.48%	1.52%	1.92%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$31	$32	$63	$57	$24
Portfolio turnover rateD	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2032 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	18.1	18.1
Fidelity Series Broad Market Opportunities Fund	10.0	10.0
Fidelity Equity-Income Fund	8.7	8.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	7.7	0.0
Fidelity Short-Term Bond Fund	7.6	7.4
Fidelity Advisor International Discovery Fund Class I	6.6	6.8
Fidelity Large Cap Stock Fund	6.5	6.5
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Government Income Fund	6.1	6.0
Fidelity Advisor Mid Cap II Fund Class I	6.0	6.1
	83.4	75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.3%

Six months ago
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2032 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 49.9%
	Shares	Value
Domestic Equity Funds - 43.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	23,472	$447,141
Fidelity Blue Chip Growth Fund (a)	5,981	415,413
Fidelity Equity-Income Fund (a)	11,733	638,983
Fidelity Large Cap Stock Fund (a)	17,451	478,869
Fidelity Series 100 Index Fund (a)	29,111	415,413
Fidelity Series Broad Market Opportunities Fund (a)	48,222	734,905
Fidelity Series Small Cap Opportunities Fund (a)	4,961	64,193

TOTAL DOMESTIC EQUITY FUNDS		3,194,917

International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Class I (a)	12,679	486,247
TOTAL EQUITY FUNDS
(Cost $2,965,849)		3,681,164

Fixed-Income Funds - 34.8%
High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund (a)	17,457	166,018
Fidelity Strategic Income Fund (a)	15,401	166,018

TOTAL HIGH YIELD FIXED-INCOME FUNDS		332,036

Investment Grade Fixed-Income Funds - 30.3%
Fidelity Government Income Fund (a)	41,858	447,879
Fidelity Strategic Real Return Fund (a)	50,780	447,879
Fidelity Total Bond Fund (a)	123,565	1,340,683

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,236,441

TOTAL FIXED-INCOME FUNDS
(Cost $2,562,191)		2,568,477

Short-Term Funds - 15.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	564,460	564,460
Fidelity Short-Term Bond Fund (a)	65,180	564,460
TOTAL SHORT-TERM FUNDS
(Cost $1,122,415)		1,128,920
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,650,455)		7,378,561
NET OTHER ASSETS (LIABILITIES) - 0.0%		(198)
NET ASSETS - 100%		$7,378,363

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$596,605	$86,626	$144,222	$5,761	$486,247
Fidelity Advisor Mid Cap II Fund Class I	525,662	102,250	145,559	621	447,141
Fidelity Blue Chip Growth Fund	488,054	103,639	139,935	171	415,413
Fidelity Capital & Income Fund	198,299	15,619	41,353	7,292	166,018
Fidelity Equity-Income Fund	751,312	119,832	187,407	18,647	638,983
Fidelity Government Income Fund	510,277	87,155	157,324	7,999	447,879
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	597,532	33,074	650	564,460
Fidelity Investments Money Market Portfolio Institutional Class	623,102	42,742	665,845	797	-
Fidelity Large Cap Stock Fund	563,270	107,027	166,483	6,712	478,869
Fidelity Series 100 Index Fund	488,054	46,258	130,417	10,101	415,413
Fidelity Series Broad Market Opportunities Fund	864,137	132,959	226,857	3,185	734,905
Fidelity Series Small Cap Opportunities Fund	75,217	14,241	20,248	269	64,193
Fidelity Short-Term Bond Fund	623,102	102,872	165,829	5,458	564,460
Fidelity Strategic Income Fund	198,299	18,656	52,133	5,063	166,018
Fidelity Strategic Real Return Fund	510,277	69,431	130,541	8,544	447,879
Fidelity Total Bond Fund	1,531,683	207,313	422,442	42,664	1,340,683
Total	$8,547,350	$1,854,152	$2,829,669	$123,934	$7,378,561

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2032 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $6,650,455) — See accompanying schedule		$7,378,561
Cash		2
Receivable for investments sold		78,173
Total assets		7,456,736
Liabilities
Payable for investments purchased	$78,165
Distribution and service plan fees payable	208
Total liabilities		78,373
Net Assets		$7,378,363
Net Assets consist of:
Paid in capital		$6,599,975
Undistributed net investment income		1,709
Accumulated undistributed net realized gain (loss) on investments		48,573
Net unrealized appreciation (depreciation) on investments		728,106
Net Assets		$7,378,363
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($395,251 ÷ 6,912.15 shares)		$57.18
Maximum offering price per share (100/94.25 of $57.18)		$60.67
Class T:
Net Asset Value and redemption price per share ($57,631 ÷ 1,007.14 shares)		$57.22
Maximum offering price per share (100/96.50 of $57.22)		$59.30
Class C:
Net Asset Value and offering price per share ($124,493 ÷ 2,185.16 shares)(a)		$56.97
Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($6,744,744 ÷ 117,914.90 shares)		$57.20
Class I:
Net Asset Value, offering price and redemption price per share ($56,244 ÷ 983.28 shares)		$57.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$123,934
Expenses
Distribution and service plan fees	$2,597
Independent trustees' fees and expenses	34
Total expenses before reductions	2,631
Expense reductions	(34)	2,597
Net investment income (loss)		121,337
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(37,142)
Capital gain distributions from underlying funds	151,170
Total net realized gain (loss)		114,028
Change in net unrealized appreciation (depreciation) on underlying funds		(155,017)
Net gain (loss)		(40,989)
Net increase (decrease) in net assets resulting from operations		$80,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,337	$126,709
Net realized gain (loss)	114,028	249,350
Change in net unrealized appreciation (depreciation)	(155,017)	76,270
Net increase (decrease) in net assets resulting from operations	80,348	452,329
Distributions to shareholders from net investment income	(121,233)	(126,659)
Distributions to shareholders from net realized gain	(198,372)	(56,924)
Total distributions	(319,605)	(183,583)
Share transactions - net increase (decrease)	(929,485)	224,455
Total increase (decrease) in net assets	(1,168,742)	493,201
Net Assets
Beginning of period	8,547,105	8,053,904
End of period	$7,378,363	$8,547,105
Other Information
Undistributed net investment income end of period	$1,709	$1,604

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.52	$56.72	$53.04	$47.91	$49.07
Income from Investment Operations
Net investment income (loss)A	.758	.738	.718	.906	.717
Net realized and unrealized gain (loss)	.040B	2.196	4.379	5.480	.618
Total from investment operations	.798	2.934	5.097	6.386	1.335
Distributions from net investment income	(.756)	(.740)	(.704)	(.852)	(.770)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(2.138)	(1.134)	(1.417)	(1.256)	(2.495)
Net asset value, end of period	$57.18	$58.52	$56.72	$53.04	$47.91
Total ReturnC,D	1.55%	5.22%	9.76%	13.55%	2.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.37%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.28%	1.30%	1.80%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$395	$427	$267	$229	$217
Portfolio turnover rateE	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.55	$56.76	$53.08	$47.94	$49.10
Income from Investment Operations
Net investment income (loss)A	.620	.592	.581	.781	.599
Net realized and unrealized gain (loss)	.047B	2.190	4.386	5.484	.599
Total from investment operations	.667	2.782	4.967	6.265	1.198
Distributions from net investment income	(.615)	(.598)	(.574)	(.721)	(.633)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.997)	(.992)	(1.287)	(1.125)	(2.358)
Net asset value, end of period	$57.22	$58.55	$56.76	$53.08	$47.94
Total ReturnC,D	1.31%	4.94%	9.50%	13.27%	2.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.62%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.03%	1.05%	1.55%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$67	$36	$27	$24
Portfolio turnover rateE	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.35	$56.62	$52.99	$47.93	$49.12
Income from Investment Operations
Net investment income (loss)A	.344	.303	.305	.529	.358
Net realized and unrealized gain (loss)	.043B	2.182	4.382	5.469	.615
Total from investment operations	.387	2.485	4.687	5.998	.973
Distributions from net investment income	(.385)	(.361)	(.344)	(.534)	(.438)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.767)	(.755)	(1.057)	(.938)	(2.163)
Net asset value, end of period	$56.97	$58.35	$56.62	$52.99	$47.93
Total ReturnC,D	.81%	4.42%	8.96%	12.68%	2.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.12%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.53%	.55%	1.05%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$124	$137	$122	$69	$52
Portfolio turnover rateE	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.53	$56.73	$53.05	$47.92	$49.08
Income from Investment Operations
Net investment income (loss)A	.897	.882	.856	1.033	.836
Net realized and unrealized gain (loss)	.048B	2.192	4.380	5.479	.618
Total from investment operations	.945	3.074	5.236	6.512	1.454
Distributions from net investment income	(.893)	(.880)	(.843)	(.978)	(.889)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(2.275)	(1.274)	(1.556)	(1.382)	(2.614)
Net asset value, end of period	$57.20	$58.53	$56.73	$53.05	$47.92
Total ReturnC	1.82%	5.48%	10.04%	13.83%	3.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	-%F	-%F	-%F	-%F	.12%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.62%	1.53%	1.55%	2.05%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$6,745	$7,858	$7,608	$4,418	$2,991
Portfolio turnover rateD	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.53	$56.73	$53.05	$47.92	$49.08
Income from Investment Operations
Net investment income (loss)A	.896	.880	.856	1.032	.835
Net realized and unrealized gain (loss)	.049B	2.194	4.380	5.480	.619
Total from investment operations	.945	3.074	5.236	6.512	1.454
Distributions from net investment income	(.893)	(.880)	(.843)	(.978)	(.889)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(2.275)	(1.274)	(1.556)	(1.382)	(2.614)
Net asset value, end of period	$57.20	$58.53	$56.73	$53.05	$47.92
Total ReturnC	1.82%	5.48%	10.04%	13.83%	3.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	-%F	-%F	-%F	-%F	.12%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.62%	1.53%	1.55%	2.05%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$56	$58	$21	$19	$17
Portfolio turnover rateD	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2034 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	17.7	17.6
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Equity-Income Fund	8.9	8.9
Fidelity Advisor International Discovery Fund Class I	7.3	7.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	7.0	0.0
Fidelity Short-Term Bond Fund	6.9	6.7
Fidelity Large Cap Stock Fund	6.7	6.7
Fidelity Advisor Mid Cap II Fund Class I	6.2	6.3
Fidelity Strategic Real Return Fund	5.9	5.9
Fidelity Government Income Fund	5.9	5.8
	82.7	75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.5%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2034 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 44.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	25,333	$482,589
Fidelity Blue Chip Growth Fund (a)	6,446	447,731
Fidelity Equity-Income Fund (a)	12,659	689,412
Fidelity Large Cap Stock Fund (a)	18,829	516,672
Fidelity Series 100 Index Fund (a)	31,376	447,731
Fidelity Series Broad Market Opportunities Fund (a)	51,997	792,437
Fidelity Series Small Cap Opportunities Fund (a)	5,328	68,941

TOTAL DOMESTIC EQUITY FUNDS		3,445,513

International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Class I (a)	14,886	570,895
TOTAL EQUITY FUNDS
(Cost $3,264,971)		4,016,408

Fixed-Income Funds - 34.3%
High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund (a)	19,467	185,134
Fidelity Strategic Income Fund (a)	17,174	185,134

TOTAL HIGH YIELD FIXED-INCOME FUNDS		370,268

Investment Grade Fixed-Income Funds - 29.5%
Fidelity Government Income Fund (a)	42,713	457,026
Fidelity Strategic Real Return Fund (a)	51,817	457,026
Fidelity Total Bond Fund (a)	126,295	1,370,302

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,284,354

TOTAL FIXED-INCOME FUNDS
(Cost $2,585,703)		2,654,622

Short-Term Funds - 13.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	537,587	537,587
Fidelity Short-Term Bond Fund (a)	62,077	537,587
TOTAL SHORT-TERM FUNDS
(Cost $1,066,406)		1,075,174
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,917,080)		7,746,204
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199)
NET ASSETS - 100%		$7,746,005

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$728,186	$174,408	$264,824	$7,605	$570,895
Fidelity Advisor Mid Cap II Fund Class I	591,182	174,373	240,802	754	482,589
Fidelity Blue Chip Growth Fund	548,955	169,146	225,484	207	447,731
Fidelity Capital & Income Fund	230,842	38,786	75,955	9,033	185,134
Fidelity Equity-Income Fund	843,607	224,272	326,093	22,247	689,412
Fidelity Government Income Fund	543,324	137,821	232,317	9,114	457,026
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	664,538	126,951	664	537,587
Fidelity Investments Money Market Portfolio Institutional Class	628,717	88,850	717,567	868	-
Fidelity Large Cap Stock Fund	633,409	182,932	271,631	7,816	516,672
Fidelity Series 100 Index Fund	548,955	103,277	219,677	12,296	447,731
Fidelity Series Broad Market Opportunities Fund	970,289	251,129	387,198	3,869	792,437
Fidelity Series Small Cap Opportunities Fund	84,455	24,673	33,828	326	68,941
Fidelity Short-Term Bond Fund	628,717	149,632	245,126	5,800	537,587
Fidelity Strategic Income Fund	230,842	39,646	86,540	6,331	185,134
Fidelity Strategic Real Return Fund	543,324	122,539	207,109	9,626	457,026
Fidelity Total Bond Fund	1,629,034	359,211	643,262	48,606	1,370,302
Total	$9,383,838	$2,905,233	$4,304,364	$145,162	$7,746,204

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2034 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $6,917,080) — See accompanying schedule		$7,746,204
Cash		1
Receivable for investments sold		84,600
Total assets		7,830,805
Liabilities
Payable for investments purchased	$79,597
Payable for fund shares redeemed	4,988
Distribution and service plan fees payable	215
Total liabilities		84,800
Net Assets		$7,746,005
Net Assets consist of:
Paid in capital		$6,954,621
Undistributed net investment income		1,711
Accumulated undistributed net realized gain (loss) on investments		(39,451)
Net unrealized appreciation (depreciation) on investments		829,124
Net Assets		$7,746,005
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($280,476 ÷ 4,688.70 shares)		$59.82
Maximum offering price per share (100/94.25 of $59.82)		$63.47
Class T:
Net Asset Value and redemption price per share ($94,270 ÷ 1,575.20 shares)		$59.85
Maximum offering price per share (100/96.50 of $59.85)		$62.02
Class C:
Net Asset Value and offering price per share ($143,640 ÷ 2,411.00 shares)(a)		$59.58
Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($6,995,744 ÷ 116,975.10 shares)		$59.81
Class I:
Net Asset Value, offering price and redemption price per share ($231,875 ÷ 3,876.90 shares)		$59.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$145,162
Expenses
Distribution and service plan fees	$2,612
Independent trustees' fees and expenses	40
Total expenses before reductions	2,652
Expense reductions	(40)	2,612
Net investment income (loss)		142,550
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(105,645)
Capital gain distributions from underlying funds	183,088
Total net realized gain (loss)		77,443
Change in net unrealized appreciation (depreciation) on underlying funds		(131,537)
Net gain (loss)		(54,094)
Net increase (decrease) in net assets resulting from operations		$88,456

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,550	$138,209
Net realized gain (loss)	77,443	278,904
Change in net unrealized appreciation (depreciation)	(131,537)	92,145
Net increase (decrease) in net assets resulting from operations	88,456	509,258
Distributions to shareholders from net investment income	(142,540)	(138,207)
Distributions to shareholders from net realized gain	(259,010)	(126,265)
Total distributions	(401,550)	(264,472)
Share transactions - net increase (decrease)	(1,324,530)	333,119
Total increase (decrease) in net assets	(1,637,624)	577,905
Net Assets
Beginning of period	9,383,629	8,805,724
End of period	$7,746,005	$9,383,629
Other Information
Undistributed net investment income end of period	$1,711	$1,701

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.43	$59.85	$55.44	$49.70	$49.33
Income from Investment Operations
Net investment income (loss)A	.797	.753	.741	.840	.782
Net realized and unrealized gain (loss)	(.018)	2.384	4.748	6.014	.504
Total from investment operations	.779	3.137	5.489	6.854	1.286
Distributions from net investment income	(.795)	(.751)	(.723)	(.903)	(.775)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(2.389)	(1.557)	(1.079)	(1.114)	(.916)
Net asset value, end of period	$59.82	$61.43	$59.85	$55.44	$49.70
Total ReturnB,C	1.47%	5.31%	9.97%	13.98%	2.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.24%	1.27%	1.60%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$280	$300	$126	$20	$18
Portfolio turnover rateD	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.44	$59.85	$55.44	$49.70	$49.34
Income from Investment Operations
Net investment income (loss)A	.647	.602	.592	.719	.662
Net realized and unrealized gain (loss)	(.008)	2.387	4.742	6.008	.490
Total from investment operations	.639	2.989	5.334	6.727	1.152
Distributions from net investment income	(.635)	(.593)	(.568)	(.776)	(.651)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(2.229)	(1.399)	(.924)	(.987)	(.792)
Net asset value, end of period	$59.85	$61.44	$59.85	$55.44	$49.70
Total ReturnB,C	1.23%	5.06%	9.68%	13.71%	2.42%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	.99%	1.02%	1.35%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$94	$101	$96	$88	$23
Portfolio turnover rateD	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.23	$59.74	$55.39	$49.70	$49.37
Income from Investment Operations
Net investment income (loss)A	.363	.298	.300	.448	.424
Net realized and unrealized gain (loss)	(.014)	2.370	4.746	6.020	.490
Total from investment operations	.349	2.668	5.046	6.468	.914
Distributions from net investment income	(.405)	(.372)	(.340)	(.567)	(.443)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(1.999)	(1.178)	(.696)	(.778)	(.584)
Net asset value, end of period	$59.58	$61.23	$59.74	$55.39	$49.70
Total ReturnB,C	.73%	4.52%	9.15%	13.15%	1.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.49%	.52%	.86%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$144	$132	$54	$49	$43
Portfolio turnover rate D	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.42	$59.82	$55.41	$49.67	$49.31
Income from Investment Operations
Net investment income (loss)A	.940	.905	.885	.975	.903
Net realized and unrealized gain (loss)	(.017)	2.396	4.738	6.009	.505
Total from investment operations	.923	3.301	5.623	6.984	1.408
Distributions from net investment income	(.939)	(.895)	(.857)	(1.033)	(.907)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(2.533)	(1.701)	(1.213)	(1.244)	(1.048)
Net asset value, end of period	$59.81	$61.42	$59.82	$55.41	$49.67
Total ReturnB	1.73%	5.60%	10.23%	14.27%	2.97%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.49%	1.52%	1.85%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$6,996	$8,622	$8,313	$3,894	$2,123
Portfolio turnover rateC	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.42	$59.83	$55.42	$49.67	$49.31
Income from Investment Operations
Net investment income (loss)A	.940	.906	.884	.972	.904
Net realized and unrealized gain (loss)	(.017)	2.385	4.739	6.022	.504
Total from investment operations	.923	3.291	5.623	6.994	1.408
Distributions from net investment income	(.939)	(.895)	(.857)	(1.033)	(.907)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(2.533)	(1.701)	(1.213)	(1.244)	(1.048)
Net asset value, end of period	$59.81	$61.42	$59.83	$55.42	$49.67
Total ReturnB	1.73%	5.58%	10.23%	14.29%	2.97%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.49%	1.52%	1.85%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$232	$228	$217	$139	$122
Portfolio turnover rateC	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2036 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	17.0	16.9
Fidelity Series Broad Market Opportunities Fund	10.4	10.5
Fidelity Equity-Income Fund	9.1	9.1
Fidelity Advisor International Discovery Fund Class I	8.1	8.4
Fidelity Large Cap Stock Fund	6.8	6.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	6.6	0.0
Fidelity Short-Term Bond Fund	6.5	6.4
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.4
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Blue Chip Growth Fund	5.9	5.9
	82.7	76.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.4%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.1%

Six months ago
Domestic Equity Funds	45.6%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	12.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2036 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 53.5%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	36,652	$698,218
Fidelity Blue Chip Growth Fund (a)	9,325	647,718
Fidelity Equity-Income Fund (a)	18,304	996,826
Fidelity Large Cap Stock Fund (a)	27,246	747,620
Fidelity Series 100 Index Fund (a)	45,390	647,718
Fidelity Series Broad Market Opportunities Fund (a)	75,205	1,146,131
Fidelity Series Small Cap Opportunities Fund (a)	7,720	99,902

TOTAL DOMESTIC EQUITY FUNDS		4,984,133

International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Class I (a)	23,331	894,729
TOTAL EQUITY FUNDS
(Cost $5,249,371)		5,878,862

Fixed-Income Funds - 33.4%
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (a)	29,091	276,652
Fidelity Strategic Income Fund (a)	25,663	276,652

TOTAL HIGH YIELD FIXED-INCOME FUNDS		553,304

Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund (a)	58,175	622,467
Fidelity Strategic Real Return Fund (a)	70,575	622,468
Fidelity Total Bond Fund (a)	171,908	1,865,206

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,110,141

TOTAL FIXED-INCOME FUNDS
(Cost $3,662,876)		3,663,445

Short-Term Funds - 13.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	717,978	717,978
Fidelity Short-Term Bond Fund (a)	82,907	717,978
TOTAL SHORT-TERM FUNDS
(Cost $1,429,753)		1,435,956
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,342,000)		10,978,263
NET OTHER ASSETS (LIABILITIES) - 0.0%		(839)
NET ASSETS - 100%		$10,977,424

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$963,653	$175,954	$162,865	$9,395	$894,729
Fidelity Advisor Mid Cap II Fund Class I	723,304	166,595	150,400	857	698,218
Fidelity Blue Chip Growth Fund	672,526	168,656	148,619	233	647,718
Fidelity Capital & Income Fund	291,127	37,083	43,523	11,346	276,652
Fidelity Equity-Income Fund	1,033,614	201,106	185,950	26,794	996,826
Fidelity Government Income Fund	631,904	142,376	162,854	10,421	622,467
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	756,479	38,501	811	717,978
Fidelity Investments Money Market Portfolio Institutional Class	704,121	70,133	774,254	928	-
Fidelity Large Cap Stock Fund	775,211	173,941	175,054	9,653	747,620
Fidelity Series 100 Index Fund	672,526	88,443	135,491	14,304	647,718
Fidelity Series Broad Market Opportunities Fund	1,189,333	219,426	225,646	4,397	1,146,131
Fidelity Series Small Cap Opportunities Fund	103,813	23,581	21,682	368	99,902
Fidelity Short-Term Bond Fund	704,121	159,168	150,862	6,498	717,978
Fidelity Strategic Income Fund	291,127	42,899	60,839	8,072	276,652
Fidelity Strategic Real Return Fund	631,904	117,254	129,284	11,064	622,468
Fidelity Total Bond Fund	1,895,712	367,830	436,930	55,614	1,865,206
Total	$11,283,996	$2,910,924	$3,002,754	$170,755	$10,978,263

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2036 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $10,342,000) — See accompanying schedule		$10,978,263
Cash		2
Receivable for investments sold		97,286
Receivable for fund shares sold		26,352
Total assets		11,101,903
Liabilities
Payable for investments purchased	$123,462
Payable for fund shares redeemed	170
Distribution and service plan fees payable	847
Total liabilities		124,479
Net Assets		$10,977,424
Net Assets consist of:
Paid in capital		$10,296,534
Distributions in excess of net investment income		2,166
Accumulated undistributed net realized gain (loss) on investments		42,461
Net unrealized appreciation (depreciation) on investments		636,263
Net Assets		$10,977,424
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($501,055.9 ÷ 8,267.102 shares)		$60.61
Maximum offering price per share (100/94.25 of $60.61)		$64.31
Class T:
Net Asset Value and redemption price per share ($1,029,824.1 ÷ 17,001.873 shares)		$60.57
Maximum offering price per share (100/96.50 of $60.57)		$62.77
Class C:
Net Asset Value and offering price per share ($384,472.5 ÷ 6,381.362 shares)(a)		$60.25
Income Replacement 2036:
Net Asset Value, offering price and redemption price per share ($9,061,291.4 ÷ 149,476.902 shares)		$60.62
Class I:
Net Asset Value, offering price and redemption price per share ($780.2 ÷ 12.852 shares)		$60.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$170,755
Expenses
Distribution and service plan fees	$10,168
Independent trustees' fees and expenses	47
Total expenses before reductions	10,215
Expense reductions	(47)	10,168
Net investment income (loss)		160,587
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(79,355)
Capital gain distributions from underlying funds	208,943
Total net realized gain (loss)		129,588
Change in net unrealized appreciation (depreciation) on underlying funds		(133,017)
Net gain (loss)		(3,429)
Net increase (decrease) in net assets resulting from operations		$157,158

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,587	$129,682
Net realized gain (loss)	129,588	245,820
Change in net unrealized appreciation (depreciation)	(133,017)	105,008
Net increase (decrease) in net assets resulting from operations	157,158	480,510
Distributions to shareholders from net investment income	(160,249)	(129,153)
Distributions to shareholders from net realized gain	(238,984)	(39,965)
Total distributions	(399,233)	(169,118)
Share transactions - net increase (decrease)	(63,577)	3,684,390
Total increase (decrease) in net assets	(305,652)	3,995,782
Net Assets
Beginning of period	11,283,076	7,287,294
End of period	$10,977,424	$11,283,076
Other Information
Undistributed net investment income end of period	$2,166	$1,828

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$62.00	$59.79	$55.12	$49.20	$48.92
Income from Investment Operations
Net investment income (loss)A	.790	.753	.751	.939	.760
Net realized and unrealized gain (loss)	(.055)	2.474	4.831	6.075	.441
Total from investment operations	.735	3.227	5.582	7.014	1.201
Distributions from net investment income	(.788)	(.743)	(.734)	(.913)	(.784)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(2.125)	(1.017)	(.912)	(1.094)	(.921)
Net asset value, end of period	$60.61	$62.00	$59.79	$55.12	$49.20
Total ReturnB,C	1.37%	5.44%	10.18%	14.45%	2.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.36%	1.23%	1.29%	1.80%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$501	$452	$181	$25	$27
Portfolio turnover rateD	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.96	$59.75	$55.09	$49.17	$48.89
Income from Investment Operations
Net investment income (loss)A	.645	.600	.601	.809	.641
Net realized and unrealized gain (loss)	(.056)	2.475	4.822	6.077	.448
Total from investment operations	.589	3.075	5.423	6.886	1.089
Distributions from net investment income	(.642)	(.591)	(.585)	(.785)	(.672)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.979)	(.865)	(.763)	(.966)	(.809)
Net asset value, end of period	$60.57	$61.96	$59.75	$55.09	$49.17
Total ReturnB,C	1.11%	5.18%	9.89%	14.18%	2.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.11%	.98%	1.04%	1.55%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,030	$1,088	$420	$295	$278
Portfolio turnover rateD	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.71	$59.58	$54.98	$49.14	$48.88
Income from Investment Operations
Net investment income (loss)A	.352	.294	.310	.553	.404
Net realized and unrealized gain (loss)	(.066)	2.471	4.816	6.061	.445
Total from investment operations	.286	2.765	5.126	6.614	.849
Distributions from net investment income	(.409)	(.361)	(.348)	(.593)	(.452)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.746)	(.635)	(.526)	(.774)	(.589)
Net asset value, end of period	$60.25	$61.71	$59.58	$54.98	$49.14
Total ReturnB,C	.60%	4.66%	9.35%	13.60%	1.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.61%	.48%	.54%	1.06%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$384	$444	$358	$357	$174
Portfolio turnover rateD	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$62.01	$59.79	$55.11	$49.19	$48.91
Income from Investment Operations
Net investment income (loss)A	.938	.907	.893	1.073	.880
Net realized and unrealized gain (loss)	(.057)	2.472	4.833	6.070	.445
Total from investment operations	.881	3.379	5.726	7.143	1.325
Distributions from net investment income	(.934)	(.885)	(.868)	(1.042)	(.908)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(2.271)	(1.159)	(1.046)	(1.223)	(1.045)
Net asset value, end of period	$60.62	$62.01	$59.79	$55.11	$49.19
Total ReturnB	1.62%	5.70%	10.46%	14.74%	2.82%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.61%	1.48%	1.54%	2.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$9,061	$9,298	$6,327	$3,904	$2,363
Portfolio turnover rateC	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$62.07	$59.83	$55.13	$49.18	$48.90
Income from Investment Operations
Net investment income (loss)A	.940	.901	.869	1.108	.873
Net realized and unrealized gain (loss)	(.029)	2.498	4.877	6.065	.452
Total from investment operations	.911	3.399	5.746	7.173	1.325
Distributions from net investment income	(.934)	(.885)	(.868)	(1.042)	(.908)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(2.271)	(1.159)	(1.046)	(1.223)	(1.045)
Net asset value, end of period	$60.71	$62.07	$59.83	$55.13	$49.18
Total ReturnB	1.67%	5.73%	10.49%	14.80%	2.82%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.61%	1.48%	1.54%	2.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1	$1	$1	$1	$1
Portfolio turnover rateC	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2038 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.7	16.6
Fidelity Series Broad Market Opportunities Fund	10.6	10.7
Fidelity Equity-Income Fund	9.3	9.3
Fidelity Advisor International Discovery Fund Class I	9.0	9.2
Fidelity Large Cap Stock Fund	6.9	7.0
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.5
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	5.9	0.0
Fidelity Short-Term Bond Fund	5.9	5.7
	82.8	77.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.2%
International Equity Funds	9.0%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.8%

Six months ago
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Income Replacement 2038 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 55.2%
	Shares	Value
Domestic Equity Funds - 46.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	16,874	$321,454
Fidelity Blue Chip Growth Fund (a)	4,299	298,599
Fidelity Equity-Income Fund (a)	8,430	459,077
Fidelity Large Cap Stock Fund (a)	12,548	344,308
Fidelity Series 100 Index Fund (a)	20,925	298,599
Fidelity Series Broad Market Opportunities Fund (a)	34,655	528,138
Fidelity Series Small Cap Opportunities Fund (a)	3,532	45,709

TOTAL DOMESTIC EQUITY FUNDS		2,295,884

International Equity Funds - 9.0%
Fidelity Advisor International Discovery Fund Class I (a)	11,582	444,172
TOTAL EQUITY FUNDS
(Cost $2,228,305)		2,740,056

Fixed-Income Funds - 33.0%
High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (a)	13,792	131,164
Fidelity Strategic Income Fund (a)	12,167	131,164

TOTAL HIGH YIELD FIXED-INCOME FUNDS		262,328

Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (a)	25,770	275,744
Fidelity Strategic Real Return Fund (a)	31,264	275,745
Fidelity Total Bond Fund (a)	76,334	828,221

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,379,710

TOTAL FIXED-INCOME FUNDS
(Cost $1,597,356)		1,642,038

Short-Term Funds - 11.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	293,134	293,134
Fidelity Short-Term Bond Fund (a)	33,849	293,133
TOTAL SHORT-TERM FUNDS
(Cost $581,243)		586,267
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,406,904)		4,968,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(163)
NET ASSETS - 100%		$4,968,198

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery	$624,716	$87,878	$210,557	$6,057	$444,172
Fidelity Advisor Mid Cap II Fund Class I	436,299	81,896	164,643	518	321,454
Fidelity Blue Chip Growth Fund	404,896	81,843	155,514	141	298,599
Fidelity Capital & Income Fund	180,399	16,076	58,632	6,507	131,164
Fidelity Equity-Income Fund	622,712	97,561	220,208	15,210	459,077
Fidelity Government Income Fund	368,816	62,310	160,385	5,647	275,744
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	362,355	69,221	365	293,134
Fidelity Investments Money Market Portfolio Institutional Class	368,148	24,317	392,466	476	-
Fidelity Large Cap Stock Fund	467,034	85,387	184,523	5,395	344,308
Fidelity Series 100 Index Fund	404,896	37,027	150,466	8,436	298,599
Fidelity Series Broad Market Opportunities Fund	716,252	107,640	261,676	2,656	528,138
Fidelity Series Small Cap Opportunities Fund	62,138	11,965	23,795	222	45,709
Fidelity Short-Term Bond Fund	368,148	66,457	143,909	3,199	293,133
Fidelity Strategic Income Fund	180,399	19,749	69,494	4,478	131,164
Fidelity Strategic Real Return Fund	368,816	48,954	139,700	5,993	275,745
Fidelity Total Bond Fund	1,107,785	152,340	446,084	30,147	828,221
Total	$6,681,456	$1,343,755	$2,851,273	$95,447	$4,968,361

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2038 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $4,406,904) — See accompanying schedule		$4,968,361
Receivable for investments sold		54,972
Total assets		5,023,333
Liabilities
Payable to custodian bank	$5,641
Payable for investments purchased	49,328
Distribution and service plan fees payable	166
Total liabilities		55,135
Net Assets		$4,968,198
Net Assets consist of:
Paid in capital		$4,409,028
Undistributed net investment income		1,081
Accumulated undistributed net realized gain (loss) on investments		(3,368)
Net unrealized appreciation (depreciation) on investments		561,457
Net Assets		$4,968,198
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($62,430 ÷ 1,077.90 shares)		$57.92
Maximum offering price per share (100/94.25 of $57.92)		$61.45
Class T:
Net Asset Value and redemption price per share ($183,174 ÷ 3,163.70 shares)		$57.90
Maximum offering price per share (100/96.50 of $57.90)		$60.00
Class C:
Net Asset Value and offering price per share ($92,841 ÷ 1,612.30 shares)(a)		$57.58
Income Replacement 2038:
Net Asset Value, offering price and redemption price per share ($4,596,654 ÷ 79,361.40 shares)		$57.92
Class I:
Net Asset Value, offering price and redemption price per share ($33,099 ÷ 571.50 shares)		$57.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$95,447
Expenses
Distribution and service plan fees	$2,186
Independent trustees' fees and expenses	26
Total expenses before reductions	2,212
Expense reductions	(26)	2,186
Net investment income (loss)		93,261
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(61,986)
Capital gain distributions from underlying funds	123,988
Total net realized gain (loss)		62,002
Change in net unrealized appreciation (depreciation) on underlying funds		(142,555)
Net gain (loss)		(80,553)
Net increase (decrease) in net assets resulting from operations		$12,708

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,261	$98,571
Net realized gain (loss)	62,002	189,636
Change in net unrealized appreciation (depreciation)	(142,555)	85,822
Net increase (decrease) in net assets resulting from operations	12,708	374,029
Distributions to shareholders from net investment income	(93,349)	(98,552)
Distributions to shareholders from net realized gain	(167,598)	(74,391)
Total distributions	(260,947)	(172,943)
Share transactions - net increase (decrease)	(1,464,806)	(46,672)
Total increase (decrease) in net assets	(1,713,045)	154,414
Net Assets
Beginning of period	6,681,243	6,526,829
End of period	$4,968,198	$6,681,243
Other Information
Undistributed net investment income end of period	$1,081	$1,169

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.57	$57.74	$54.44	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.774	.718	.738	.953	.739
Net realized and unrealized gain (loss)	(.138)	2.463	4.763	6.186	.384
Total from investment operations	.636	3.181	5.501	7.139	1.123
Distributions from net investment income	(.766)	(.712)	(.688)	(.909)	(.769)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(2.286)	(1.351)	(2.201)	(1.109)	(.903)
Net asset value, end of period	$57.92	$59.57	$57.74	$54.44	$48.41
Total ReturnB,C	1.27%	5.58%	10.39%	14.95%	2.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.22%	1.31%	1.85%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$172	$178	$121	$76
Portfolio turnover rateD	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.56	$57.74	$54.44	$48.40	$48.19
Income from Investment Operations
Net investment income (loss)A	.635	.571	.599	.820	.624
Net realized and unrealized gain (loss)	(.140)	2.456	4.761	6.201	.367
Total from investment operations	.495	3.027	5.360	7.021	.991
Distributions from net investment income	(.635)	(.568)	(.547)	(.781)	(.647)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(2.155)	(1.207)	(2.060)	(.981)	(.781)
Net asset value, end of period	$57.90	$59.56	$57.74	$54.44	$48.40
Total ReturnB,C	1.02%	5.30%	10.11%	14.69%	2.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	.97%	1.07%	1.59%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$183	$191	$190	$135	$105
Portfolio turnover rateD	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.30	$57.56	$54.33	$48.37	$48.17
Income from Investment Operations
Net investment income (loss)A	.355	.276	.315	.561	.390
Net realized and unrealized gain (loss)	(.151)	2.444	4.755	6.186	.379
Total from investment operations	.204	2.720	5.070	6.747	.769
Distributions from net investment income	(.404)	(.341)	(.327)	(.587)	(.435)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(1.924)	(.980)	(1.840)	(.787)	(.569)
Net asset value, end of period	$57.58	$59.30	$57.56	$54.33	$48.37
Total ReturnB,C	.50%	4.77%	9.57%	14.10%	1.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.47%	.56%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$93	$104	$110	$84	$74
Portfolio turnover rateD	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.58	$57.75	$54.45	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.915	.865	.881	1.076	.857
Net realized and unrealized gain (loss)	(.145)	2.464	4.759	6.200	.377
Total from investment operations	.770	3.329	5.640	7.276	1.234
Distributions from net investment income	(.910)	(.860)	(.827)	(1.036)	(.880)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(2.430)	(1.499)	(2.340)	(1.236)	(1.014)
Net asset value, end of period	$57.92	$59.58	$57.75	$54.45	$48.41
Total ReturnB	1.52%	5.84%	10.66%	15.26%	2.68%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.64%	1.47%	1.56%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,597	$6,181	$6,017	$1,942	$1,811
Portfolio turnover rateC	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.58	$57.75	$54.45	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.913	.865	.879	1.078	.857
Net realized and unrealized gain (loss)	(.143)	2.464	4.761	6.198	.377
Total from investment operations	.770	3.329	5.640	7.276	1.234
Distributions from net investment income	(.910)	(.860)	(.827)	(1.036)	(.880)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(2.430)	(1.499)	(2.340)	(1.236)	(1.014)
Net asset value, end of period	$57.92	$59.58	$57.75	$54.45	$48.41
Total ReturnB	1.52%	5.84%	10.66%	15.26%	2.68%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.64%	1.47%	1.56%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$33	$34	$32	$29	$25
Portfolio turnover rateC	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2040 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.3	16.1
Fidelity Series Broad Market Opportunities Fund	10.8	10.9
Fidelity Advisor International Discovery Fund Class I	9.8	10.0
Fidelity Equity-Income Fund	9.4	9.5
Fidelity Large Cap Stock Fund	7.1	7.1
Fidelity Advisor Mid Cap II Fund Class I	6.6	6.6
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Series 100 Index Fund	6.1	6.1
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Government Income Fund	5.5	5.4
	83.2	83.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.0%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	10.2%

Fidelity Income Replacement 2040 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 56.8%
	Shares	Value
Domestic Equity Funds - 47.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	33,780	$643,511
Fidelity Blue Chip Growth Fund (a)	8,604	597,616
Fidelity Equity-Income Fund (a)	16,873	918,883
Fidelity Large Cap Stock Fund (a)	25,124	689,406
Fidelity Series 100 Index Fund (a)	41,879	597,615
Fidelity Series Broad Market Opportunities Fund (a)	69,329	1,056,569
Fidelity Series Small Cap Opportunities Fund (a)	7,094	91,791

TOTAL DOMESTIC EQUITY FUNDS		4,595,391

International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Class I (a)	24,903	955,013
TOTAL EQUITY FUNDS
(Cost $4,905,309)		5,550,404

Fixed-Income Funds - 32.8%
High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund (a)	28,340	269,513
Fidelity Strategic Income Fund (a)	25,001	269,513

TOTAL HIGH YIELD FIXED-INCOME FUNDS		539,026

Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund (a)	49,829	533,167
Fidelity Strategic Real Return Fund (a)	60,450	533,167
Fidelity Total Bond Fund (a)	147,059	1,595,591

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,661,925

TOTAL FIXED-INCOME FUNDS
(Cost $3,182,454)		3,200,951

Short-Term Funds - 10.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	506,801	506,801
Fidelity Short-Term Bond Fund (a)	58,522	506,801
TOTAL SHORT-TERM FUNDS
(Cost $1,009,016)		1,013,602
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,096,779)		9,764,957
NET OTHER ASSETS (LIABILITIES) - 0.0%		(469)
NET ASSETS - 100%		$9,764,488

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,008,243	$229,288	$192,144	$10,567	$955,013
Fidelity Advisor Mid Cap II Fund Class I	656,048	181,097	152,346	841	643,511
Fidelity Blue Chip Growth Fund	609,681	176,353	146,027	213	597,616
Fidelity Capital & Income Fund	279,191	49,790	51,140	11,396	269,513
Fidelity Equity-Income Fund	937,212	227,261	194,505	25,384	918,883
Fidelity Government Income Fund	528,785	148,072	153,410	9,171	533,167
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	539,713	32,912	588	506,801
Fidelity Investments Money Market Portfolio Institutional Class	484,391	81,151	565,541	681	-
Fidelity Large Cap Stock Fund	703,402	188,924	175,937	9,327	689,406
Fidelity Series 100 Index Fund	609,681	106,164	138,275	14,043	597,615
Fidelity Series Broad Market Opportunities Fund	1,078,287	253,467	237,971	4,315	1,056,569
Fidelity Series Small Cap Opportunities Fund	93,721	25,641	22,065	347	91,791
Fidelity Short-Term Bond Fund	484,391	134,243	115,845	4,738	506,801
Fidelity Strategic Income Fund	279,191	54,999	68,039	8,048	269,513
Fidelity Strategic Real Return Fund	528,785	128,581	126,111	9,739	533,167
Fidelity Total Bond Fund	1,584,382	380,349	402,707	48,828	1,595,591
Total	$9,865,391	$2,905,093	$2,774,975	$158,226	$9,764,957

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2040 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $9,096,779) — See accompanying schedule		$9,764,957
Cash		1
Receivable for investments sold		93,638
Total assets		9,858,596
Liabilities
Payable for investments purchased	$93,635
Distribution and service plan fees payable	473
Total liabilities		94,108
Net Assets		$9,764,488
Net Assets consist of:
Paid in capital		$9,056,218
Undistributed net investment income		1,973
Accumulated undistributed net realized gain (loss) on investments		38,119
Net unrealized appreciation (depreciation) on investments		668,178
Net Assets		$9,764,488
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($92,103.85 ÷ 1,554.553 shares)		$59.25
Maximum offering price per share (100/94.25 of $59.25)		$62.86
Class T:
Net Asset Value and redemption price per share ($751,876.18 ÷ 12,676.688 shares)		$59.31
Maximum offering price per share (100/96.50 of $59.31)		$61.46
Class C:
Net Asset Value and offering price per share ($174,717.77 ÷ 2,969.279 shares)(a)		$58.84
Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($8,743,977.90 ÷ 147,687.276 shares)		$59.21
Class I:
Net Asset Value, offering price and redemption price per share ($1,812.59 ÷ 30.614 shares)		$59.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$158,226
Expenses
Distribution and service plan fees	$5,202
Independent trustees' fees and expenses	43
Total expenses before reductions	5,245
Expense reductions	(43)	5,202
Net investment income (loss)		153,024
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(62,696)
Capital gain distributions from underlying funds	200,273
Total net realized gain (loss)		137,577
Change in net unrealized appreciation (depreciation) on underlying funds		(166,274)
Net gain (loss)		(28,697)
Net increase (decrease) in net assets resulting from operations		$124,327

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,024	$139,398
Net realized gain (loss)	137,577	278,951
Change in net unrealized appreciation (depreciation)	(166,274)	127,578
Net increase (decrease) in net assets resulting from operations	124,327	545,927
Distributions to shareholders from net investment income	(152,794)	(139,199)
Distributions to shareholders from net realized gain	(242,649)	(116,405)
Total distributions	(395,443)	(255,604)
Share transactions - net increase (decrease)	169,969	911,455
Total increase (decrease) in net assets	(101,147)	1,201,778
Net Assets
Beginning of period	9,865,635	8,663,857
End of period	$9,764,488	$9,865,635
Other Information
Undistributed net investment income end of period	$1,973	$1,743

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.93	$59.08	$54.91	$48.63	$48.44
Income from Investment Operations
Net investment income (loss)A	.786	.748	.742	.927	.762
Net realized and unrealized gain (loss)	(.202)	2.585	5.022	6.538	.331
Total from investment operations	.584	3.333	5.764	7.465	1.093
Distributions from net investment income	(.773)	(.742)	(.712)	(.933)	(.771)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(2.264)	(1.483)	(1.594)	(1.185)	(.903)
Net asset value, end of period	$59.25	$60.93	$59.08	$54.91	$48.63
Total ReturnB,C	1.16%	5.72%	10.68%	15.58%	2.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.24%F	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.24%F	.25%
Expenses net of all reductions	.25%	.25%	.25%	.24%F	.25%
Net investment income (loss)	1.38%	1.25%	1.28%	1.79%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$92	$109	$109	$10	$7
Portfolio turnover rateD	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.15	$55.00	$48.61	$48.43
Income from Investment Operations
Net investment income (loss)A	.642	.599	.605	.781	.649
Net realized and unrealized gain (loss)	(.205)	2.586	5.021	6.563	.312
Total from investment operations	.437	3.185	5.626	7.344	.961
Distributions from net investment income	(.636)	(.594)	(.594)	(.702)	(.649)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(2.127)	(1.335)	(1.476)	(.954)	(.781)
Net asset value, end of period	$59.31	$61.00	$59.15	$55.00	$48.61
Total ReturnB,C	.90%	5.45%	10.40%	15.30%	2.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.49%F	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.49%F	.50%	.50%
Expenses net of all reductions	.50%	.50%	.49%F	.50%	.50%
Net investment income (loss)	1.13%	1.00%	1.04%	1.53%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$752	$544	$451	$10	$51
Portfolio turnover rateD	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.60	$58.82	$54.75	$48.55	$48.42
Income from Investment Operations
Net investment income (loss)A	.357	.296	.304	.532	.415
Net realized and unrealized gain (loss)	(.216)	2.580	5.003	6.524	.310
Total from investment operations	.141	2.876	5.307	7.056	.725
Distributions from net investment income	(.410)	(.355)	(.355)	(.604)	(.463)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.901)	(1.096)	(1.237)	(.856)	(.595)
Net asset value, end of period	$58.84	$60.60	$58.82	$54.75	$48.55
Total ReturnB,C	.39%	4.94%	9.84%	14.71%	1.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.49%	.53%	1.03%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$175	$177	$205	$154	$107
Portfolio turnover rateD	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.89	$59.04	$54.87	$48.59	$48.42
Income from Investment Operations
Net investment income (loss)A	.928	.898	.880	1.051	.885
Net realized and unrealized gain (loss)	(.202)	2.584	5.027	6.531	.317
Total from investment operations	.726	3.482	5.907	7.582	1.202
Distributions from net investment income	(.915)	(.891)	(.855)	(1.050)	(.900)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(2.406)	(1.632)	(1.737)	(1.302)	(1.032)
Net asset value, end of period	$59.21	$60.89	$59.04	$54.87	$48.59
Total ReturnB	1.41%	5.98%	10.97%	15.86%	2.60%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.50%	1.53%	2.03%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,744	$9,019	$7,882	$3,925	$2,462
Portfolio turnover rateC	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.89	$59.04	$54.88	$48.59	$48.43
Income from Investment Operations
Net investment income (loss)A	.929	.897	.887	1.040	.865
Net realized and unrealized gain (loss)	(.203)	2.585	5.010	6.552	.327
Total from investment operations	.726	3.482	5.897	7.592	1.192
Distributions from net investment income	(.915)	(.891)	(.855)	(1.050)	(.900)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(2.406)	(1.632)	(1.737)	(1.302)	(1.032)
Net asset value, end of period	$59.21	$60.89	$59.04	$54.88	$48.59
Total ReturnB	1.41%	5.98%	10.95%	15.88%	2.58%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.50%	1.53%	2.03%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2	$18	$17	$2	$2
Portfolio turnover rateC	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2042 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.0	15.9
Fidelity Series Broad Market Opportunities Fund	11.1	11.1
Fidelity Advisor International Discovery Fund Class I	10.7	10.9
Fidelity Equity-Income Fund	9.6	9.7
Fidelity Large Cap Stock Fund	7.2	7.2
Fidelity Advisor Mid Cap II Fund Class I	6.7	6.7
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Blue Chip Growth Fund	6.2	6.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Government Income Fund	5.3	5.3
	84.3	84.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.9%

Six months ago
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

Fidelity Income Replacement 2042 Fund℠

Investments July 31, 2016

Showing Percentage of Net Assets

Equity Funds - 58.7%
	Shares	Value
Domestic Equity Funds - 48.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	103,587	$1,973,325
Fidelity Blue Chip Growth Fund (a)	26,380	1,832,373
Fidelity Equity-Income Fund (a)	51,763	2,819,036
Fidelity Large Cap Stock Fund (a)	77,051	2,114,277
Fidelity Series 100 Index Fund (a)	128,407	1,832,373
Fidelity Series Broad Market Opportunities Fund (a)	212,722	3,241,891
Fidelity Series Small Cap Opportunities Fund (a)	21,785	281,904

TOTAL DOMESTIC EQUITY FUNDS		14,095,179

International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Class I (a)	81,854	3,139,114
TOTAL EQUITY FUNDS
(Cost $14,561,395)		17,234,293

Fixed-Income Funds - 32.4%
High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (a)	89,546	851,585
Fidelity Strategic Income Fund (a)	78,997	851,585

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,703,170

Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund (a)	146,002	1,562,216
Fidelity Strategic Real Return Fund (a)	177,122	1,562,216
Fidelity Total Bond Fund (a)	431,679	4,683,712

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,808,144

TOTAL FIXED-INCOME FUNDS
(Cost $9,369,253)		9,511,314

Short-Term Funds - 8.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29% (a)(b)	1,309,677	1,309,677
Fidelity Short-Term Bond Fund (a)	151,233	1,309,677
TOTAL SHORT-TERM FUNDS
(Cost $2,606,677)		2,619,354
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $26,537,325)		29,364,961
NET OTHER ASSETS (LIABILITIES) - 0.0%		(709)
NET ASSETS - 100%		$29,364,252

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$4,025,806	$786,916	$1,326,702	$37,108	$3,139,114
Fidelity Advisor Mid Cap II Fund Class I	2,448,612	542,484	853,006	2,745	1,973,325
Fidelity Blue Chip Growth Fund	2,275,769	581,420	859,432	767	1,832,373
Fidelity Capital & Income Fund	1,076,669	164,626	352,808	36,878	851,585
Fidelity Equity-Income Fund	3,500,075	736,401	1,203,740	81,777	2,819,036
Fidelity Government Income Fund	1,901,275	458,276	821,716	27,687	1,562,216
Fidelity Investments Money Market Government Portfolio Institutional Class 0.29%	-	1,411,301	101,625	1,425	1,309,677
Fidelity Investments Money Market Portfolio Institutional Class	1,411,553	143,447	1,555,000	1,739	-
Fidelity Large Cap Stock Fund	2,625,056	582,628	970,810	29,647	2,114,277
Fidelity Series 100 Index Fund	2,275,769	343,074	831,170	44,134	1,832,373
Fidelity Series Broad Market Opportunities Fund	4,025,806	801,162	1,414,354	14,101	3,241,891
Fidelity Series Small Cap Opportunities Fund	349,287	78,253	121,998	1,197	281,904
Fidelity Short-Term Bond Fund	1,411,553	415,550	526,771	11,965	1,309,677
Fidelity Strategic Income Fund	1,076,669	188,948	416,755	25,125	851,585
Fidelity Strategic Real Return Fund	1,901,275	397,835	722,572	30,137	1,562,216
Fidelity Total Bond Fund	$5,703,822	$1,202,195	$2,291,368	$147,660	$4,683,712
Total	$36,008,996	$8,834,516	$14,369,827	$494,092	$29,364,961

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2042 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016
Assets
Investment in securities, at value (cost $26,537,325) — See accompanying schedule		$29,364,961
Receivable for investments sold		289,672
Total assets		29,654,633
Liabilities
Payable for investments purchased	$288,664
Payable for fund shares redeemed	999
Distribution and service plan fees payable	718
Total liabilities		290,381
Net Assets		$29,364,252
Net Assets consist of:
Paid in capital		$26,517,530
Undistributed net investment income		6,019
Accumulated undistributed net realized gain (loss) on investments		13,067
Net unrealized appreciation (depreciation) on investments		2,827,636
Net Assets		$29,364,252
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($535,506 ÷ 9,046.11 shares)		$59.20
Maximum offering price per share (100/94.25 of $59.20)		$62.81
Class T:
Net Asset Value and redemption price per share ($479,297 ÷ 8,094.48 shares)		$59.21
Maximum offering price per share (100/96.50 of $59.21)		$61.36
Class C:
Net Asset Value and offering price per share ($498,059 ÷ 8,460.82 shares)(a)		$58.87
Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($27,773,618 ÷ 468,998.75 shares)		$59.22
Class I:
Net Asset Value, offering price and redemption price per share ($77,772 ÷ 1,313.39 shares)		$59.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2016
Investment Income
Income distributions from underlying funds		$494,092
Expenses
Distribution and service plan fees	$8,361
Independent trustees' fees and expenses	135
Total expenses before reductions	8,496
Expense reductions	(135)	8,361
Net investment income (loss)		485,731
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(370,341)
Capital gain distributions from underlying funds	657,255
Total net realized gain (loss)		286,914
Change in net unrealized appreciation (depreciation) on underlying funds		(732,245)
Net gain (loss)		(445,331)
Net increase (decrease) in net assets resulting from operations		$40,400

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$485,731	$553,749
Net realized gain (loss)	286,914	1,178,354
Change in net unrealized appreciation (depreciation)	(732,245)	508,337
Net increase (decrease) in net assets resulting from operations	40,400	2,240,440
Distributions to shareholders from net investment income	(486,226)	(553,019)
Distributions to shareholders from net realized gain	(866,030)	(501,646)
Total distributions	(1,352,256)	(1,054,665)
Share transactions - net increase (decrease)	(5,332,017)	987,671
Total increase (decrease) in net assets	(6,643,873)	2,173,446
Net Assets
Beginning of period	36,008,125	33,834,679
End of period	$29,364,252	$36,008,125
Other Information
Undistributed net investment income end of period	$6,019	$6,513

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class A

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.04	$59.16	$55.32	$48.66	$48.52
Income from Investment Operations
Net investment income (loss)A	.798	.756	.755	.977	.782
Net realized and unrealized gain (loss)	(.292)	2.687	5.194	6.833	.281
Total from investment operations	.506	3.443	5.949	7.810	1.063
Distributions from net investment income	(.802)	(.750)	(.747)	(.973)	(.791)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(2.346)	(1.563)	(2.109)	(1.150)	(.923)
Net asset value, end of period	$59.20	$61.04	$59.16	$55.32	$48.66
Total ReturnB,C	1.03%	5.90%	11.01%	16.28%	2.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.40%	1.26%	1.30%	1.86%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$536	$636	$565	$70	$20
Portfolio turnover rateD	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class T

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.05	$59.18	$55.33	$48.67	$48.53
Income from Investment Operations
Net investment income (loss)A	.655	.605	.605	.836	.660
Net realized and unrealized gain (loss)	(.294)	2.677	5.216	6.839	.287
Total from investment operations	.361	3.282	5.821	7.675	.947
Distributions from net investment income	(.657)	(.599)	(.609)	(.838)	(.675)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(2.201)	(1.412)	(1.971)	(1.015)	(.807)
Net asset value, end of period	$59.21	$61.05	$59.18	$55.33	$48.67
Total ReturnB,C	.78%	5.62%	10.77%	15.98%	2.05%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.15%	1.01%	1.05%	1.61%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$479	$543	$482	$153	$132
Portfolio turnover rateD	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class C

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.79	$59.00	$55.21	$48.64	$48.52
Income from Investment Operations
Net investment income (loss)A	.368	.306	.317	.582	.427
Net realized and unrealized gain (loss)	(.293)	2.673	5.194	6.821	.290
Total from investment operations	.075	2.979	5.511	7.403	.717
Distributions from net investment income	(.451)	(.376)	(.359)	(.656)	(.465)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(1.995)	(1.189)	(1.721)	(.833)	(.597)
Net asset value, end of period	$58.87	$60.79	$59.00	$55.21	$48.64
Total ReturnB,C	.28%	5.11%	10.19%	15.40%	1.55%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	.99%F	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%F	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%F	1.00%
Net investment income (loss)	.65%	.51%	.55%	1.12%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$498	$594	$366	$97	$24
Portfolio turnover rateD	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.06	$59.18	$55.32	$48.65	$48.51
Income from Investment Operations
Net investment income (loss)A	.941	.906	.896	1.099	.897
Net realized and unrealized gain (loss)	(.293)	2.687	5.202	6.837	.284
Total from investment operations	.648	3.593	6.098	7.936	1.181
Distributions from net investment income	(.944)	(.900)	(.876)	(1.089)	(.909)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(2.488)	(1.713)	(2.238)	(1.266)	(1.041)
Net asset value, end of period	$59.22	$61.06	$59.18	$55.32	$48.65
Total ReturnB	1.29%	6.17%	11.30%	16.57%	2.56%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.65%	1.51%	1.55%	2.11%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$27,774	$34,087	$32,313	$13,862	$7,139
Portfolio turnover rateC	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class I

Years ended July 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.06	$59.18	$55.31	$48.64	$48.51
Income from Investment Operations
Net investment income (loss)A	.943	.906	.897	1.095	.896
Net realized and unrealized gain (loss)	(.305)	2.687	5.211	6.841	.275
Total from investment operations	.638	3.593	6.108	7.936	1.171
Distributions from net investment income	(.944)	(.900)	(.876)	(1.089)	(.909)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(2.488)	(1.713)	(2.238)	(1.266)	(1.041)
Net asset value, end of period	$59.21	$61.06	$59.18	$55.31	$48.64
Total ReturnB	1.27%	6.17%	11.32%	16.57%	2.54%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.65%	1.51%	1.55%	2.11%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$78	$148	$109	$30	$26
Portfolio turnover rateC	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2016

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Income Replacement shares. Each Fund's Class A, Class T, Class C and Class I shares were closed to new accounts and additional purchases, except for reinvestments, effective after the close of business on the dates listed below. Each class has equal rights as to assets and voting privileges, except for matter affecting a single class.

Income Replacement 2016 Fund	January 31, 2012
Income Replacement 2018 Fund	May 30, 2014
All Other Funds	January 29, 2016

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Income Replacement 2016 Fund	$9,345,857	$106,703	$–	$106,703
Fidelity Income Replacement 2018 Fund	4,765,369	139,233	(6,380)	132,853
Fidelity Income Replacement 2020 Fund	9,213,303	646,352	(42,046)	604,306
Fidelity Income Replacement 2022 Fund	13,252,987	639,446	(96,697)	542,749
Fidelity Income Replacement 2024 Fund	8,919,486	507,108	(116,000)	391,108
Fidelity Income Replacement 2026 Fund	8,022,646	410,168	(62,000)	348,168
Fidelity Income Replacement 2028 Fund	28,306,209	1,571,523	(351,856)	1,219,667
Fidelity Income Replacement 2030 Fund	13,198,807	1,149,019	(126,204)	1,022,815
Fidelity Income Replacement 2032 Fund	6,668,512	761,484	(51,435)	710,049
Fidelity Income Replacement 2034 Fund	6,963,944	832,755	(50,495)	782,260
Fidelity Income Replacement 2036 Fund	10,404,481	719,352	(145,570)	573,782
Fidelity Income Replacement 2038 Fund	4,425,331	577,673	(34,643)	543,030
Fidelity Income Replacement 2040 Fund	9,136,595	729,667	(101,305)	628,362
Fidelity Income Replacement 2042 Fund	26,683,291	2,924,835	(243,165)	2,681,670

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$928	$24,632	$–	$106,703
Fidelity Income Replacement 2018 Fund	790	–	(69,846)	132,853
Fidelity Income Replacement 2020 Fund	2,133	55,734	–	604,306
Fidelity Income Replacement 2022 Fund	3,668	–	(82,154)	542,749
Fidelity Income Replacement 2024 Fund	2,337	11,967	–	391,108
Fidelity Income Replacement 2026 Fund	2,018	36,955	(47,905)	348,168
Fidelity Income Replacement 2028 Fund	7,230	131,057	–	1,219,667
Fidelity Income Replacement 2030 Fund	3,336	76,459	–	1,022,815
Fidelity Income Replacement 2032 Fund	1,709	66,630	–	710,049
Fidelity Income Replacement 2034 Fund	1,711	7,413	–	782,260
Fidelity Income Replacement 2036 Fund	2,166	104,942	–	573,782
Fidelity Income Replacement 2038 Fund	1,081	15,060	–	543,030
Fidelity Income Replacement 2040 Fund	1,973	77,935	–	628,362
Fidelity Income Replacement 2042 Fund	6,019	159,033	–	2,681,670

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$(32,634)	$(37,212)	$(69,846)
Fidelity Income Replacement 2022 Fund	(8,036)	(74,118)	(82,154)
Fidelity Income Replacement 2026 Fund	(47,905)	-	(47,905)

Due to large redemptions or subscriptions in a prior period, $47,905 of capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund will be limited to approximately $28,019 per year.

The tax character of distributions paid was as follows:

July 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$36,393	$57,438	$93,831
Fidelity Income Replacement 2018 Fund	48,475	–	48,475
Fidelity Income Replacement 2020 Fund	128,872	179,883	308,755
Fidelity Income Replacement 2022 Fund	234,727	–	234,727
Fidelity Income Replacement 2024 Fund	160,372	158,245	318,617
Fidelity Income Replacement 2026 Fund	133,283	72,101	205,384
Fidelity Income Replacement 2028 Fund	504,468	450,999	955,467
Fidelity Income Replacement 2030 Fund	260,286	376,380	636,666
Fidelity Income Replacement 2032 Fund	127,490	192,115	319,605
Fidelity Income Replacement 2034 Fund	151,092	250,458	401,550
Fidelity Income Replacement 2036 Fund	168,989	230,244	399,233
Fidelity Income Replacement 2038 Fund	98,205	162,742	260,947
Fidelity Income Replacement 2040 Fund	160,559	234,884	395,443
Fidelity Income Replacement 2042 Fund	510,624	841,632	1,352,256

July, 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$22,389	$140,708	$163,097
Fidelity Income Replacement 2018 Fund	65,177	–	65,177
Fidelity Income Replacement 2020 Fund	141,939	75,956	217,895
Fidelity Income Replacement 2022 Fund	212,277	–	212,277
Fidelity Income Replacement 2024 Fund	142,314	67,590	209,904
Fidelity Income Replacement 2026 Fund	96,395	–	96,395
Fidelity Income Replacement 2028 Fund	437,601	–	437,601
Fidelity Income Replacement 2030 Fund	294,972	140,904	435,876
Fidelity Income Replacement 2032 Fund	148,056	35,527	183,583
Fidelity Income Replacement 2034 Fund	164,542	99,930	264,472
Fidelity Income Replacement 2036 Fund	152,928	16,190	169,118
Fidelity Income Replacement 2038 Fund	116,364	56,579	172,943
Fidelity Income Replacement 2040 Fund	164,997	90,607	255,604
Fidelity Income Replacement 2042 Fund	660,004	394,661	1,054,665

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	21,737,247	20,683,503
Fidelity Income Replacement 2018 Fund	5,925,090	7,072,154
Fidelity Income Replacement 2020 Fund	6,882,135	5,858,690
Fidelity Income Replacement 2022 Fund	6,744,880	7,731,100
Fidelity Income Replacement 2024 Fund	4,689,824	5,412,033
Fidelity Income Replacement 2026 Fund	4,757,840	3,671,493
Fidelity Income Replacement 2028 Fund	16,160,953	14,053,856
Fidelity Income Replacement 2030 Fund	4,102,740	7,243,346
Fidelity Income Replacement 2032 Fund	1,854,152	2,829,669
Fidelity Income Replacement 2034 Fund	2,905,233	4,304,364
Fidelity Income Replacement 2036 Fund	2,910,924	3,002,754
Fidelity Income Replacement 2038 Fund	1,343,755	2,851,273
Fidelity Income Replacement 2040 Fund	2,905,093	2,774,975
Fidelity Income Replacement 2042 Fund	8,834,516	14,369,827

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2016 Fund
Class A	-%	.25%	$177	$–
Class T	.25%	.25%	470	–
Class C	.75%	.25%	1,273	9
			$1,920	$9
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$1,305	$12
Class T	.25%	.25%	1,516	–
Class C	.75%	.25%	4,432	182
			$7,253	$194
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$2,857	$296
Class T	.25%	.25%	972	–
Class C	.75%	.25%	8,717	1,365
			$12,546	$1,661
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$906	$–
Class T	.25%	.25%	438	4
Class C	.75%	.25%	579	24
			$1,923	$28
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$838	$2
Class T	.25%	.25%	1,090	42
Class C	.75%	.25%	1,556	54
			$3,484	$98
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$1,565	$–
Class T	.25%	.25%	1,540	34
Class C	.75%	.25%	2,092	1,878
			$5,197	$1,912
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$1,762	$82
Class T	.25%	.25%	2,160	–
Class C	.75%	.25%	2,327	551
			$6,249	$633
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$547	$9
Class T	.25%	.25%	88	36
Class C	.75%	.25%	2,779	410
			$3,414	$455
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$992	$–
Class T	.25%	.25%	358	134
Class C	.75%	.25%	1,247	218
			$2,597	$352
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$688	$34
Class T	.25%	.25%	517	130
Class C	.75%	.25%	1,407	431
			$2,612	$595
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$1,135	$7
Class T	.25%	.25%	5,100	–
Class C	.75%	.25%	3,933	97
			$10,168	$104
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$361	$1
Class T	.25%	.25%	896	32
Class C	.75%	.25%	929	14
			$2,186	$47
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$249	$14
Class T	.25%	.25%	3,272	28
Class C	.75%	.25%	1,681	58
			$5,202	$100
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$1,347	$-
Class T	.25%	.25%	2,342	34
Class C	.75%	.25%	4,672	1,006
			$8,361	$1,040

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2020 Fund
Class A	$1,049
Class C(a)	104
$1,153
Fidelity Income Replacement 2024 Fund
Class C(a)	$92
Fidelity Income Replacement 2026 Fund
Class A	$324
Class T	15
$339
Fidelity Income Replacement 2028 Fund
Class A	$1,714
Class T	131
$1,845
Fidelity Income Replacement 2030 Fund
Class A	$14
Fidelity Income Replacement 2032 Fund
Class T	$109
Fidelity Income Replacement 2036 Fund
Class A	$357
Fidelity Income Replacement 2038 Fund
Class A	$61
Fidelity Income Replacement 2042 Fund
Class A	$739
Class T	2
$741

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement(a)
Fidelity Income Replacement 2016 Fund	$48
Fidelity Income Replacement 2018 Fund	25
Fidelity Income Replacement 2020 Fund	39
Fidelity Income Replacement 2022 Fund	63
Fidelity Income Replacement 2024 Fund	42
Fidelity Income Replacement 2026 Fund	35
Fidelity Income Replacement 2028 Fund	130
Fidelity Income Replacement 2030 Fund	69
Fidelity Income Replacement 2032 Fund	34
Fidelity Income Replacement 2034 Fund	40
Fidelity Income Replacement 2036 Fund	47
Fidelity Income Replacement 2038 Fund	26
Fidelity Income Replacement 2040 Fund	43
Fidelity Income Replacement 2042 Fund	135

 (a) Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$52	$278
Class T	4	67
Income Replacement 2016	36,284	21,955
Class I	53	89
Total	$36,393	$22,389
From net realized gain
Class A	$542	$4,805
Class T	585	3,444
Class C	1,039	12,555
Income Replacement 2016	55,170	119,314
Class I	102	590
Total	$57,438	$140,708
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$3,571	$5,637
Class T	1,333	2,142
Class C	653	1,186
Income Replacement 2018	38,034	45,901
Class I	2,415	3,407
Total	$46,006	$58,273
From net realized gain
Class A	$235	$759
Class T	140	434
Class C	217	697
Income Replacement 2018	1,759	4,671
Class I	118	343
Total	$2,469	$6,904
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$13,988	$11,457
Class T	1,870	1,806
Class C	4,242	2,977
Income Replacement 2020	95,316	97,096
Class I	2,119	2,231
Total	$117,535	$115,567
From net realized gain
Class A	$23,499	$10,235
Class T	4,347	1,572
Class C	18,056	6,486
Income Replacement 2020	141,250	82,630
Class I	4,068	1,405
Total	$191,220	$102,328
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$4,847	$4,908
Class T	938	794
Class C	337	1,138
Income Replacement 2022	214,082	176,963
Class I	1,666	1,177
Total	$221,870	$184,980
From net realized gain
Class A	$375	$1,029
Class T	78	192
Class C	52	794
Income Replacement 2022	12,274	25,078
Class I	78	204
Total	$12,857	$27,297
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$4,661	$3,807
Class T	2,666	2,321
Class C	949	836
Income Replacement 2024	141,578	113,941
Class I	915	630
Total	$150,769	$121,535
From net realized gain
Class A	$7,591	$3,012
Class T	5,214	2,060
Class C	2,769	1,696
Income Replacement 2024	151,262	81,204
Class I	1,012	397
Total	$167,848	$88,369
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$8,571	$8,103
Class T	3,397	1,754
Class C	1,628	290
Income Replacement 2026	112,093	72,795
Class I	478	433
Total	$126,167	$83,375
From net realized gain
Class A	$7,102	$1,695
Class T	3,213	170
Class C	1,456	88
Income Replacement 2026	67,136	10,993
Class I	310	74
Total	$79,217	$13,020
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$10,860	$9,093
Class T	4,711	3,547
Class C	1,570	791
Income Replacement 2028	458,398	359,881
Class I	1,058	2,066
Total	$476,597	$375,378
From net realized gain
Class A	$14,148	$1,714
Class T	7,542	832
Class C	3,748	337
Income Replacement 2028	449,213	59,032
Class I	4,219	308
Total	$478,870	$62,223
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$3,026	$3,432
Class T	213	185
Class C	2,244	2,062
Income Replacement 2030	242,309	238,478
Class I	491	482
Total	$248,283	$244,639
From net realized gain
Class A	$6,194	$3,325
Class T	482	211
Class C	7,690	4,264
Income Replacement 2030	373,301	183,072
Class I	716	365
Total	$388,383	$191,237
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$5,451	$4,601
Class T	931	450
Class C	878	800
Income Replacement 2032	113,077	119,941
Class I	896	867
Total	$121,233	$126,659
From net realized gain
Class A	$10,055	$1,964
Class T	1,736	254
Class C	3,229	848
Income Replacement 2032	181,970	53,473
Class I	1,382	385
Total	$198,372	$56,924
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$3,762	$3,592
Class T	1,059	971
Class C	1,019	799
Income Replacement 2034	133,102	129,554
Class I	3,598	3,291
Total	$142,540	$138,207
From net realized gain
Class A	$7,727	$3,372
Class T	2,643	1,305
Class C	3,553	1,712
Income Replacement 2034	239,145	116,944
Class I	5,942	2,932
Total	$259,010	$126,265
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$5,910	$4,252
Class T	11,291	10,023
Class C	2,752	2,679
Income Replacement 2036	140,284	112,188
Class I	12	11
Total	$160,249	$129,153
From net realized gain
Class A	$9,270	$1,517
Class T	23,460	5,271
Class C	9,451	2,058
Income Replacement 2036	196,785	31,115
Class I	18	4
Total	$238,984	$39,965
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$2,058	$2,023
Class T	2,046	1,850
Class C	658	602
Income Replacement 2038	88,056	93,585
Class I	531	492
Total	$93,349	$98,552
From net realized gain
Class A	$4,456	$1,910
Class T	4,851	2,089
Class C	2,624	1,223
Income Replacement 2038	154,785	68,808
Class I	882	361
Total	$167,598	$74,391
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$1,339	$1,349
Class T	7,925	5,503
Class C	1,221	1,772
Income Replacement 2040	142,075	130,310
Class I	234	265
Total	$152,794	$139,199
From net realized gain
Class A	$2,644	$1,365
Class T	14,410	6,949
Class C	4,357	3,481
Income Replacement 2040	220,792	104,392
Class I	446	218
Total	$242,649	$116,405
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$7,358	$ 7,004
Class T	5,372	5,289
Class C	3,593	2,599
Income Replacement 2042	468,262	535,968
Class I	1,641	2,159
Total	$486,226	$553,019
From net realized gain
Class A	$15,912	$7,309
Class T	12,399	6,885
Class C	10,559	5,237
Income Replacement 2042	824,194	480,538
Class I	2,966	1,677
Total	$866,030	$501,646

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
Class A
Reinvestment of distributions	12	97	$587	$4,980
Shares redeemed	(850)	(1,760)	(43,219)	(90,559)
Net increase (decrease)	(838)	(1,663)	$(42,632)	$(85,579)
Class T
Reinvestment of distributions	10	65	$516	$3,319
Shares redeemed	(316)	(354)	(16,062)	(18,223)
Net increase (decrease)	(306)	(289)	$(15,546)	$(14,904)
Class C
Reinvestment of distributions	21	227	$1,039	$11,629
Shares redeemed	(4,371)	(2,865)	(220,303)	(146,186)
Net increase (decrease)	(4,350)	(2,638)	$(219,264)	$(134,557)
Income Replacement 2016
Shares sold	208,445	121,430	$10,601,756	$6,229,218
Reinvestment of distributions	1,631	2,566	82,879	132,021
Shares redeemed	(183,171)	(50,200)	(9,308,353)	(2,579,628)
Net increase (decrease)	26,905	73,796	$1,376,282	$3,781,611
Class I
Reinvestment of distributions	3	13	$155	$679
Shares redeemed	(75)	(58)	(3,819)	(3,015)
Net increase (decrease)	(72)	(45)	$(3,664)	$(2,336)
Fidelity Income Replacement 2018 Fund
Class A
Reinvestment of distributions	52	79	$2,825	$4,343
Shares redeemed	(1,596)	(5,697)	(86,858)	(313,103)
Net increase (decrease)	(1,544)	(5,618)	$(84,033)	$(308,760)
Class T
Reinvestment of distributions	24	41	$1,289	$2,259
Shares redeemed	(1,843)	(1,700)	(100,365)	(93,384)
Net increase (decrease)	(1,819)	(1,659)	$(99,076)	$(91,125)
Class C
Shares sold	–	–(a)	$–	$2
Reinvestment of distributions	15	33	834	1,811
Shares redeemed	(4,723)	(3,957)	(256,297)	(216,566)
Net increase (decrease)	(4,708)	(3,924)	$(255,463)	$(214,753)
Income Replacement 2018
Shares sold	39,457	16,515	$2,136,458	$907,446
Reinvestment of distributions	364	367	19,788	20,187
Shares redeemed	(51,798)	(25,026)	(2,824,986)	(1,373,592)
Net increase (decrease)	(11,977)	(8,144)	$(668,740)	$(445,959)
Class I
Reinvestment of distributions	47	68	$2,532	$3,750
Shares redeemed	(1,275)	(2,685)	(69,482)	(146,904)
Net increase (decrease)	(1,228)	(2,617)	$(66,950)	$(143,154)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,720	7,497	$309,005	$421,574
Reinvestment of distributions	582	284	31,434	15,878
Shares redeemed	(4,418)	(2,731)	(239,085)	(153,226)
Net increase (decrease)	1,884	5,050	$101,354	$284,226
Class T
Shares sold	–	2,124	$–	$117,907
Reinvestment of distributions	110	55	5,956	3,077
Shares redeemed	(281)	(214)	(15,161)	(12,041)
Net increase (decrease)	(171)	1,965	$(9,205)	$108,943
Class C
Shares sold	2,368	5,637	$127,731	$315,712
Reinvestment of distributions	403	156	21,674	8,676
Shares redeemed	(2,159)	(1,429)	(116,978)	(79,961)
Net increase (decrease)	612	4,364	$32,427	$244,427
Income Replacement 2020
Shares sold	69,087	34,989	$3,758,117	$1,957,224
Reinvestment of distributions	3,337	2,236	180,346	125,058
Shares redeemed	(52,032)	(47,498)	(2,823,179)	(2,666,418)
Net increase (decrease)	20,392	(10,273)	$1,115,284	$(584,136)
Class I
Shares sold	–	1,973	$–	$111,000
Reinvestment of distributions	115	65	6,187	3,636
Shares redeemed	(2,256)	(181)	(121,655)	(10,140)
Net increase (decrease)	(2,141)	1,857	$(115,468)	$104,496
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	–	987	$–	$57,740
Reinvestment of distributions	78	88	4,469	5,120
Shares redeemed	(2,485)	(998)	(138,398)	(58,651)
Net increase (decrease)	(2,407)	77	$(133,929)	$4,209
Class T
Shares sold	–	2,926	$–	$171,216
Reinvestment of distributions	18	17	1,017	986
Shares redeemed	(90)	(1,869)	(5,200)	(110,848)
Net increase (decrease)	(72)	1,074	$(4,183)	$61,354
Class C
Shares sold	–	482	$–	$27,847
Reinvestment of distributions	4	30	206	1,746
Shares redeemed	(46)	(5,153)	(2,674)	(301,090)
Net increase (decrease)	(42)	(4,641)	$(2,468)	$(271,497)
Income Replacement 2022
Shares sold	51,218	124,560	$2,896,526	$7,249,525
Reinvestment of distributions	2,543	2,294	145,507	133,789
Shares redeemed	(72,020)	(54,675)	(4,099,618)	(3,182,273)
Net increase (decrease)	(18,259)	72,179	$(1,057,585)	$4,201,041
Class I
Shares sold	685	470	$37,829	$27,193
Reinvestment of distributions	30	21	1,744	1,243
Shares redeemed	(19)	(16)	(1,106)	(958)
Net increase (decrease)	696	475	$38,467	$27,478
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	–	4,212	$–	$251,274
Reinvestment of distributions	194	102	10,972	6,014
Shares redeemed	(4,831)	(219)	(271,160)	(12,963)
Net increase (decrease)	(4,637)	4,095	$(260,188)	$244,325
Class T
Shares sold	–	3,066	$–	$183,213
Reinvestment of distributions	116	53	6,575	3,096
Shares redeemed	(3,141)	(754)	(175,892)	(44,593)
Net increase (decrease)	(3,025)	2,365	$(169,317)	$141,716
Class C
Shares sold	–	414	$–	$24,200
Reinvestment of distributions	66	32	3,718	1,897
Shares redeemed	(191)	(273)	(10,917)	(16,055)
Net increase (decrease)	(125)	173	$(7,199)	$10,042
Income Replacement 2024
Shares sold	49,373	73,716	$2,825,155	$4,346,368
Reinvestment of distributions	4,112	2,362	233,011	138,630
Shares redeemed	(58,308)	(38,919)	(3,311,153)	(2,283,998)
Net increase (decrease)	(4,823)	37,159	$(252,987)	$2,201,000
Class I
Shares sold	–	617	$–	$36,550
Reinvestment of distributions	20	16	1,130	961
Shares redeemed	(254)	(1)	(14,566)	(65)
Net increase (decrease)	(234)	632	$(13,436)	$37,446
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	–	4,181	$–	$249,240
Reinvestment of distributions	254	149	14,755	8,920
Shares redeemed	(2,683)	(1,276)	(151,495)	(77,210)
Net increase (decrease)	(2,429)	3,054	$(136,740)	$180,950
Class T
Shares sold	100	5,546	$5,894	$327,446
Reinvestment of distributions	114	28	6,610	1,667
Shares redeemed	(516)	(837)	(30,000)	(50,629)
Net increase (decrease)	(302)	4,737	$(17,496)	$278,484
Class C
Shares sold	2,995	1,224	$174,801	$74,000
Reinvestment of distributions	53	6	3,084	378
Shares redeemed	(296)	(374)	(17,012)	(22,526)
Net increase (decrease)	2,752	856	$160,873	$51,852
Income Replacement 2026
Shares sold	55,773	65,266	$3,236,571	$3,918,081
Reinvestment of distributions	2,321	851	134,899	51,071
Shares redeemed	(40,225)	(26,992)	(2,349,933)	(1,627,504)
Net increase (decrease)	17,869	39,125	$1,021,537	$2,341,648
Class I
Reinvestment of distributions	14	8	$787	$507
Shares redeemed	(27)	–	(1,478)	–
Net increase (decrease)	(13)	8	$(691)	$507
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	5,853	3,506	$346,051	$214,042
Reinvestment of distributions	426	177	25,007	10,807
Shares redeemed	(11,648)	(1,895)	(660,057)	(115,165)
Net increase (decrease)	(5,369)	1,788	$(288,999)	$109,684
Class T
Shares sold	1,673	2,218	$98,478	$136,892
Reinvestment of distributions	176	40	10,305	2,432
Shares redeemed	(2,517)	(366)	(148,353)	(22,198)
Net increase (decrease)	(668)	1,892	$(39,570)	$117,126
Class C
Shares sold	1,169	2,233	$70,718	$135,597
Reinvestment of distributions	91	19	5,318	1,128
Shares redeemed	(633)	–	(38,307)	–
Net increase (decrease)	627	2,252	$37,729	$136,725
Income Replacement 2028
Shares sold	195,909	175,373	$11,547,098	$10,694,133
Reinvestment of distributions	12,560	4,797	737,302	292,689
Shares redeemed	(165,141)	(122,768)	(9,729,252)	(7,513,885)
Net increase (decrease)	43,328	57,402	$2,555,148	$3,472,937
Class I
Shares sold	4,724	3,296	$284,670	$203,084
Reinvestment of distributions	90	39	5,277	2,374
Shares redeemed	(8,655)	–	(514,080)	–
Net increase (decrease)	(3,841)	3,335	$(224,133)	$205,458
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	55	1,161	$3,199	$70,615
Reinvestment of distributions	113	76	6,525	4,609
Shares redeemed	(2,218)	(881)	(127,398)	(53,162)
Net increase (decrease)	(2,050)	356	$(117,674)	$22,062
Class T
Shares sold	34	52	$2,000	$3,208
Reinvestment of distributions	12	7	694	396
Shares redeemed	(129)	(2)	(7,200)	(107)
Net increase (decrease)	(83)	57	$(4,506)	$3,497
Class C
Shares sold	1,610	50	$92,155	$3,000
Reinvestment of distributions	162	96	9,314	5,755
Shares redeemed	(4,087)	(406)	(232,547)	(24,659)
Net increase (decrease)	(2,315)	(260)	$(131,078)	$(15,904)
Income Replacement 2030
Shares sold	22,765	82,991	$1,310,359	$5,032,550
Reinvestment of distributions	8,985	5,561	519,663	336,113
Shares redeemed	(80,152)	(63,698)	(4,631,240)	(3,868,628)
Net increase (decrease)	(48,402)	24,854	$(2,801,218)	$1,500,035
Class I
Reinvestment of distributions	21	14	$1,208	$847
Shares redeemed	(27)	(551)	(1,496)	(33,612)
Net increase (decrease)	(6)	(537)	$(288)	$(32,765)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	–	4,248	$–	$246,064
Reinvestment of distributions	249	101	13,708	5,808
Shares redeemed	(636)	(1,760)	(35,019)	(102,430)
Net increase (decrease)	(387)	2,589	$(21,311)	$149,442
Class T
Shares sold	1,176	600	$64,363	$35,000
Reinvestment of distributions	48	12	2,667	704
Shares redeemed	(1,358)	(114)	(71,273)	(6,672)
Net increase (decrease)	(134)	498	$(4,243)	$29,032
Class C
Shares sold	–	172	$–	$10,000
Reinvestment of distributions	74	29	4,046	1,644
Shares redeemed	(237)	–	(12,646)	–
Net increase (decrease)	(163)	201	$(8,600)	$11,644
Income Replacement 2032
Shares sold	3,094	34,142	$172,900	$1,958,739
Reinvestment of distributions	4,515	2,235	248,476	128,734
Shares redeemed	(23,938)	(36,244)	(1,316,244)	(2,089,388)
Net increase (decrease)	(16,329)	133	$(894,868)	$(1,915)
Class I
Shares sold	–	608	$–	$35,000
Reinvestment of distributions	41	22	2,278	1,252
Shares redeemed	(52)	–	(2,741)	–
Net increase (decrease)	(11)	630	$(463)	$36,252
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	–	2,780	$–	$165,117
Reinvestment of distributions	61	29	3,517	1,769
Shares redeemed	(264)	(18)	(15,261)	(1,096)
Net increase (decrease)	(203)	2,791	$(11,744)	$165,790
Class T
Shares sold	2,372	–	$132,706	$–
Reinvestment of distributions	64	38	3,703	2,276
Shares redeemed	(2,511)	–	(138,710)	–
Net increase (decrease)	(75)	38	$(2,301)	$2,276
Class C
Shares sold	435	1,221	$25,000	$74,000
Reinvestment of distributions	80	42	4,572	2,511
Shares redeemed	(262)	–	(14,590)	–
Net increase (decrease)	253	1,263	$14,982	$76,511
Income Replacement 2034
Shares sold	19,850	24,835	$1,163,917	$1,498,589
Reinvestment of distributions	5,159	3,072	296,849	185,302
Shares redeemed	(48,419)	(26,482)	(2,795,141)	(1,600,482)
Net increase (decrease)	(23,410)	1,425	$(1,334,375)	$83,409
Class I
Shares sold	570	–	$30,763	$–
Reinvestment of distributions	166	103	9,540	6,223
Shares redeemed	(566)	(18)	(31,395)	(1,090)
Net increase (decrease)	170	85	$8,908	$5,133
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	1,233	4,160	$70,588	$253,019
Reinvestment of distributions	260	94	15,180	5,769
Shares redeemed	(509)	(1)	(30,132)	(51)
Net increase (decrease)	984	4,253	$55,636	$258,737
Class T
Shares sold	311	12,423	$18,325	$755,608
Reinvestment of distributions	551	199	32,064	12,109
Shares redeemed	(1,416)	(2,095)	(82,028)	(128,956)
Net increase (decrease)	(554)	10,527	$(31,639)	$638,761
Class C
Shares sold	–	1,714	$–	$103,000
Reinvestment of distributions	183	54	10,599	3,277
Shares redeemed	(1,005)	(571)	(58,699)	(34,831)
Net increase (decrease)	(822)	1,197	$(48,100)	$71,446
Income Replacement 2036
Shares sold	12,583	60,575	$727,911	$3,723,337
Reinvestment of distributions	4,205	1,180	244,970	72,003
Shares redeemed	(17,250)	(17,654)	(1,012,347)	(1,079,909)
Net increase (decrease)	(462)	44,101	$(39,466)	$2,715,431
Class I
Reinvestment of distributions	1	–(a)	$30	$15
Shares redeemed	(2)	–	(38)	–
Net increase (decrease)	(1)	–(a)	$(8)	$15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	141	353	$7,909	$20,577
Reinvestment of distributions	115	67	6,415	3,892
Shares redeemed	(2,057)	(614)	(114,735)	(35,485)
Net increase (decrease)	(1,801)	(194)	$(100,411)	$(11,016)
Class T
Reinvestment of distributions	103	49	$5,729	$2,834
Shares redeemed	(140)	(141)	(7,817)	(8,284)
Net increase (decrease)	(37)	(92)	$(2,088)	$(5,450)
Class C
Shares sold	–	858	$–	$50,000
Reinvestment of distributions	59	31	3,281	1,825
Shares redeemed	(200)	(1,045)	(11,180)	(61,313)
Net increase (decrease)	(141)	(156)	$(7,899)	$(9,488)
Income Replacement 2038
Shares sold	4,366	39,133	$246,487	$2,291,014
Reinvestment of distributions	3,916	2,388	218,216	139,599
Shares redeemed	(32,653)	(41,971)	(1,818,911)	(2,452,184)
Net increase (decrease)	(24,371)	(450)	$(1,354,208)	$(21,571)
Class I
Reinvestment of distributions	25	15	$1,412	$853
Shares redeemed	(31)	–	(1,612)	–
Net increase (decrease)	(6)	15	$(200)	$853
Fidelity Income Replacement 2040 Fund
Class A
Reinvestment of distributions	64	42	$3,649	$2,481
Shares redeemed	(291)	(103)	(16,674)	(6,114)
Net increase (decrease)	(227)	(61)	$(13,025)	$(3,633)
Class T
Shares sold	9,235	1,830	$527,973	$109,770
Reinvestment of distributions	303	120	17,283	7,117
Shares redeemed	(5,773)	(659)	(327,421)	(39,850)
Net increase (decrease)	3,765	1,291	$217,835	$77,037
Class C
Shares sold	–	1,840	$–	$108,577
Reinvestment of distributions	93	87	5,260	5,180
Shares redeemed	(40)	(2,499)	(2,283)	(149,993)
Net increase (decrease)	53	(572)	$2,977	$(36,236)
Income Replacement 2040
Shares sold	16,324	53,795	$939,546	$3,230,063
Reinvestment of distributions	5,088	3,039	289,555	181,300
Shares redeemed	(21,837)	(42,220)	(1,251,519)	(2,537,333)
Net increase (decrease)	(425)	14,614	$(22,418)	$874,030
Class I
Reinvestment of distributions	12	8	$671	$463
Shares redeemed	(279)	(3)	(16,071)	(206)
Net increase (decrease)	(267)	5	$(15,400)	$257
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	48	2,072	$2,788	$125,907
Reinvestment of distributions	406	237	23,116	14,198
Shares redeemed	(1,820)	(1,453)	(105,363)	(86,993)
Net increase (decrease)	(1,366)	856	$(79,459)	$53,112
Class T
Shares sold	7	700	$406	$41,128
Reinvestment of distributions	266	186	15,110	11,114
Shares redeemed	(1,080)	(125)	(62,622)	(7,570)
Net increase (decrease)	(807)	761	$(47,106)	$44,672
Class C
Shares sold	5,320	4,023	$289,821	$245,084
Reinvestment of distributions	230	121	13,021	7,202
Shares redeemed	(6,862)	(578)	(385,276)	(33,711)
Net increase (decrease)	(1,312)	3,566	$(82,434)	$218,575
Income Replacement 2042
Shares sold	76,280	248,290	$4,335,174	$14,796,396
Reinvestment of distributions	18,992	13,448	1,080,834	803,603
Shares redeemed	(184,484)	(249,491)	(10,474,890)	(14,963,034)
Net increase (decrease)	(89,212)	12,247	$(5,058,882)	$636,965
Class I
Shares sold	–	1,438	$–	$86,458
Reinvestment of distributions	81	64	4,598	3,816
Shares redeemed	(1,198)	(911)	(68,734)	(55,927)
Net increase (decrease)	(1,117)	591	$(64,136)	$34,347

 (a) Amount represents less than .005 share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds:

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	19%	22%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	98%

In September 2016, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fidelity Income Replacement 2016 Fund, consistent with the Fund's original design, will distribute all of its net assets to its shareholders on or about January 27, 2017. In anticipation of this event, Income Replacement 2016 will close to new investors on October 31, 2016.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the funds), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 21, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-A February 1, 2016 to July 31, 2016
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$1,000.00	$1,004.40	$1.25
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,003.00	$2.49
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,000.60	$4.97
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2016	- %
Actual		$1,000.00	$1,005.60	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,005.60	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$1,000.00	$1,023.90	$1.26
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,022.80	$2.51
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,020.30	$5.02
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2018	- %
Actual		$1,000.00	$1,025.20	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,025.20	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$1,000.00	$1,050.50	$1.27
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,049.10	$2.55
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,046.70	$5.09
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2020	- %
Actual		$1,000.00	$1,052.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,052.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$1,000.00	$1,063.20	$1.28
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,061.80	$2.56
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,059.00	$5.12
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2022	- %
Actual		$1,000.00	$1,064.40	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,064.40	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$1,000.00	$1,071.50	$1.29
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,070.10	$2.57
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,067.50	$5.14
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2024	- %
Actual		$1,000.00	$1,072.80	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,073.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$1,000.00	$1,077.30	$1.29
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,076.00	$2.58
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,073.20	$5.15
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2026	- %
Actual		$1,000.00	$1,078.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,078.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$1,000.00	$1,081.30	$1.29
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,079.80	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,077.30	$5.16
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2028	- %
Actual		$1,000.00	$1,082.50	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,082.50	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$1,000.00	$1,083.80	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,082.60	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,079.80	$5.17
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2030	- %
Actual		$1,000.00	$1,085.20	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,085.20	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$1,000.00	$1,085.80	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,084.30	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,081.50	$5.18
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2032	- %
Actual		$1,000.00	$1,087.10	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,087.10	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$1,000.00	$1,087.30	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,085.90	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,083.30	$5.18
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2034	- %
Actual		$1,000.00	$1,088.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,088.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$1,000.00	$1,088.40	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,086.90	$2.59
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,084.10	$5.18
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2036	- %
Actual		$1,000.00	$1,089.70	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,090.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$1,000.00	$1,089.60	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,088.20	$2.60
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,085.40	$5.19
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2038	- %
Actual		$1,000.00	$1,090.80	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,091.00	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$1,000.00	$1,090.80	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,089.40	$2.60
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,086.70	$5.19
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2040	- %
Actual		$1,000.00	$1,092.30	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,092.30	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$1,000.00	$1,092.50	$1.30
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Class T	.50%
Actual		$1,000.00	$1,091.10	$2.60
Hypothetical-B		$1,000.00	$1,022.38	$2.51
Class C	1.00%
Actual		$1,000.00	$1,088.40	$5.19
Hypothetical-B		$1,000.00	$1,019.89	$5.02
Income Replacement 2042	- %
Actual		$1,000.00	$1,093.80	$-
Hypothetical-B		$1,000.00	$1,024.86	$-
Class I	- %
Actual		$1,000.00	$1,093.80	$-
Hypothetical-B		$1,000.00	$1,024.86	$-

 A Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 B 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Fidelity Income Replacement 2016 Fund
Class A	09/19/16	09/16/16	$0.145
Class T	09/19/16	09/16/16	$0.145
Class C	09/19/16	09/16/16	$0.145
Income Replacement 2016	09/19/16	09/16/16	$0.145
Class I	09/19/16	09/16/16	$0.145
Fidelity Income Replacement 2018 Fund
Class A	09/19/16	09/16/16	$0.000
Class T	09/19/16	09/16/16	$0.000
Class C	09/19/16	09/16/16	$0.000
Income Replacement 2018	09/19/16	09/16/16	$0.000
Class I	09/19/16	09/16/16	$0.000
Fidelity Income Replacement 2020 Fund
Class A	09/19/16	09/16/16	$0.318
Class T	09/19/16	09/16/16	$0.318
Class C	09/19/16	09/16/16	$0.318
Income Replacement 2020	09/19/16	09/16/16	$0.318
Class I	09/19/16	09/16/16	$0.318
Fidelity Income Replacement 2022 Fund
Class A	09/19/16	09/16/16	$0.000
Class T	09/19/16	09/16/16	$0.000
Class C	09/19/16	09/16/16	$0.000
Income Replacement 2022	09/19/16	09/16/16	$0.000
Class I	09/19/16	09/16/16	$0.000
Fidelity Income Replacement 2024 Fund
Class A	09/19/16	09/16/16	$0.068
Class T	09/19/16	09/16/16	$0.068
Class C	09/19/16	09/16/16	$0.068
Income Replacement 2024	09/19/16	09/16/16	$0.068
Class I	09/19/16	09/16/16	$0.068
Fidelity Income Replacement 2026 Fund
Class A	09/19/16	09/16/16	$0.257
Class T	09/19/16	09/16/16	$0.257
Class C	09/19/16	09/16/16	$0.257
Income Replacement 2026	09/19/16	09/16/16	$0.257
Class I	09/19/16	09/16/16	$0.257
Fidelity Income Replacement 2028 Fund
Class A	09/19/16	09/16/16	$0.283
Class T	09/19/16	09/16/16	$0.283
Class C	09/19/16	09/16/16	$0.283
Income Replacement 2028	09/19/16	09/16/16	$0.283
Class I	09/19/16	09/16/16	$0.283
Fidelity Income Replacement 2030 Fund
Class A	09/19/16	09/16/16	$0.333
Class T	09/19/16	09/16/16	$0.333
Class C	09/19/16	09/16/16	$0.333
Income Replacement 2030	09/19/16	09/16/16	$0.333
Class I	09/19/16	09/16/16	$0.333
Fidelity Income Replacement 2032 Fund
Class A	09/19/16	09/16/16	$0.519
Class T	09/19/16	09/16/16	$0.519
Class C	09/19/16	09/16/16	$0.519
Income Replacement 2032	09/19/16	09/16/16	$0.519
Class I	09/19/16	09/16/16	$0.519
Fidelity Income Replacement 2034 Fund
Class A	09/19/16	09/16/16	$0.059
Class T	09/19/16	09/16/16	$0.059
Class C	09/19/16	09/16/16	$0.059
Income Replacement 2034	09/19/16	09/16/16	$0.059
Class I	09/19/16	09/16/16	$0.059
Fidelity Income Replacement 2036 Fund
Class A	09/19/16	09/16/16	$0.629
Class T	09/19/16	09/16/16	$0.629
Class C	09/19/16	09/16/16	$0.629
Income Replacement 2036	09/19/16	09/16/16	$0.629
Class I	09/19/16	09/16/16	$0.629
Fidelity Income Replacement 2038 Fund
Class A	09/19/16	09/16/16	$0.185
Class T	09/19/16	09/16/16	$0.185
Class C	09/19/16	09/16/16	$0.185
Income Replacement 2038	09/19/16	09/16/16	$0.185
Class I	09/19/16	09/16/16	$0.185
Fidelity Income Replacement 2040 Fund
Class A	09/19/16	09/16/16	$0.478
Class T	09/19/16	09/16/16	$0.478
Class C	09/19/16	09/16/16	$0.478
Income Replacement 2040	09/19/16	09/16/16	$0.478
Class I	09/19/16	09/16/16	$0.478
Fidelity Income Replacement 2042 Fund
Class A	09/19/16	09/16/16	$0.327
Class T	09/19/16	09/16/16	$0.327
Class C	09/19/16	09/16/16	$0.327
Income Replacement 2042	09/19/16	09/16/16	$0.327
Class I	09/19/16	09/16/16	$0.327

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Income Replacement 2016 Fund	$48,527
Fidelity Income Replacement 2018 Fund	$0
Fidelity Income Replacement 2020 Fund	$109,316
Fidelity Income Replacement 2022 Fund	$0
Fidelity Income Replacement 2024 Fund	$59,043
Fidelity Income Replacement 2026 Fund	$58,656
Fidelity Income Replacement 2028 Fund	$320,779
Fidelity Income Replacement 2030 Fund	$163,828
Fidelity Income Replacement 2032 Fund	$106,164
Fidelity Income Replacement 2034 Fund	$70,427
Fidelity Income Replacement 2036 Fund	$145,981
Fidelity Income Replacement 2038 Fund	$51,167
Fidelity Income Replacement 2040 Fund	$321,607
Fidelity Income Replacement 2042 Fund	$129,818

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Income Replacement 2016 Fund
Class A	5.75%
Class T	5.75%
Class C	5.75%
Income Replacement 2016	5.75%
Class I	5.75%
Fidelity Income Replacement 2018 Fund
Class A	6.58%
Class T	6.58%
Class C	6.58%
Income Replacement 2018	6.58%
Class I	6.58%
Fidelity Income Replacement 2020 Fund
Class A	6.05%
Class T	6.05%
Class C	6.05%
Income Replacement 2020	6.05%
Class I	6.05%
Fidelity Income Replacement 2022 Fund
Class A	5.42%
Class T	5.42%
Class C	5.42%
Income Replacement 2022	5.42%
Class I	5.42%
Fidelity Income Replacement 2024 Fund
Class A	4.55%
Class T	4.55%
Class C	4.55%
Income Replacement 2024	4.55%
Class I	4.55%
Fidelity Income Replacement 2026 Fund
Class A	4.08%
Class T	4.08%
Class C	4.08%
Income Replacement 2026	4.08%
Class I	4.08%
Fidelity Income Replacement 2028 Fund
Class A	3.69%
Class T	3.69%
Class C	3.69%
Income Replacement 2028	3.69%
Class I	3.69%
Fidelity Income Replacement 2030 Fund
Class A	3.51%
Class T	3.51%
Class C	3.51%
Income Replacement 2030	3.51%
Class I	3.51%
Fidelity Income Replacement 2032 Fund
Class A	3.32%
Class T	3.32%
Class C	3.32%
Income Replacement 2032	3.32%
Class I	3.32%
Fidelity Income Replacement 2034 Fund
Class A	3.21%
Class T	3.21%
Class C	3.21%
Income Replacement 2034	3.21%
Class I	3.21%
Fidelity Income Replacement 2036 Fund
Class A	3.12%
Class T	3.12%
Class C	3.12%
Income Replacement 2036	3.12%
Class I	3.12%
Fidelity Income Replacement 2038 Fund
Class A	2.99%
Class T	2.99%
Class C	2.99%
Income Replacement 2038	2.99%
Class I	2.99%
Fidelity Income Replacement 2040 Fund
Class A	2.83%
Class T	2.83%
Class C	2.83%
Income Replacement 2040	2.83%
Class I	2.83%
Fidelity Income Replacement 2042 Fund
Class A	2.93%
Class T	2.93%
Class C	2.93%
Income Replacement 2042	2.93%
Class I	2.93%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C	Retail Class	Class I
Fidelity Income Replacement 2016 Fund
August 2015	94%	0%	0%	16%	16%
September 2015	100%	0%	0%	23%	23%
October 2015	100%	0%	0%	23%	23%
November 2015	0%	0%	0%	23%	23%
December 2015 (ex-date 12/18/15)	0%	0%	0%	0%	0%
December 2015 (ex-date 12/30/15)	58%	100%	0%	23%	23%
January 2016	12%	0%	0%	5%	5%
February 2016	11%	0%	0%	5%	5%
March 2016	16%	0%	0%	5%	5%
April 2016	18%	0%	0%	5%	5%
May 2016	0%	0%	0%	5%	5%
June 2016	14%	0%	0%	5%	5%
July 2016	18%	0%	0%	5%	5%
Fidelity Income Replacement 2018 Fund
August 2015	19%	37%	0%	13%	13%
September 2015	28%	58%	0%	18%	18%
October 2015	22%	29%	79%	18%	18%
November 2015	27%	49%	0%	18%	18%
December 2015 (ex-date 12/18/15)	20%	20%	20%	20%	20%
December 2015 (ex-date 12/30/15)	21%	24%	35%	18%	18%
January 2016	10%	18%	0%	7%	7%
February 2016	10%	21%	0%	7%	7%
March 2016	11%	38%	0%	7%	7%
April 2016	9%	15%	0%	7%	7%
May 2016	11%	34%	0%	7%	7%
June 2016	10%	20%	0%	7%	7%
July 2016	9%	14%	0%	7%	7%
Fidelity Income Replacement 2020 Fund
August 2015	20%	29%	100%	15%	15%
September 2015	27%	39%	100%	21%	21%
October 2015	23%	27%	37%	21%	21%
November 2015	28%	42%	0%	21%	21%
December 2015 (ex-date 12/18/15)	22%	22%	22%	22%	22%
December 2015 (ex-date 12/30/15)	23%	25%	30%	21%	21%
January 2016	11%	14%	59%	8%	8%
February 2016	11%	16%	100%	8%	8%
March 2016	12%	18%	0%	9%	9%
April 2016	10%	13%	26%	9%	9%
May 2016	12%	18%	0%	9%	9%
June 2016	11%	14%	52%	8%	8%
July 2016	10%	13%	25%	9%	9%
Fidelity Income Replacement 2022 Fund
August 2015	28%	39%	100%	21%	21%
September 2015	38%	53%	100%	29%	29%
October 2015	33%	38%	53%	29%	29%
November 2015	39%	62%	0%	29%	29%
December 2015 (ex-date 12/18/15)	29%	29%	29%	29%	29%
December 2015 (ex-date 12/30/15)	31%	33%	39%	29%	29%
January 2016	14%	20%	100%	11%	11%
February 2016	16%	20%	100%	11%	11%
March 2016	15%	21%	0%	11%	11%
April 2016	13%	16%	30%	11%	11%
May 2016	14%	22%	100%	11%	11%
June 2016	13%	17%	50%	11%	11%
July 2016	13%	15%	23%	11%	11%
Fidelity Income Replacement 2024 Fund
August 2015	34%	54%	0%	25%	25%
September 2015	45%	67%	100%	34%	34%
October 2015	39%	45%	66%	35%	35%
November 2015	47%	73%	0%	34%	34%
December 2015 (ex-date 12/18/15)	35%	35%	35%	35%	35%
December 2015 (ex-date 12/30/15)	37%	39%	45%	35%	35%
January 2016	17%	28%	0%	14%	14%
February 2016	17%	24%	100%	13%	13%
March 2016	20%	28%	0%	14%	14%
April 2016	16%	19%	36%	14%	14%
May 2016	18%	26%	100%	14%	14%
June 2016	16%	22%	55%	13%	13%
July 2016	16%	18%	28%	14%	14%
Fidelity Income Replacement 2026 Fund
August 2015	40%	65%	100%	29%	29%
September 2015	52%	82%	100%	39%	39%
October 2015	44%	51%	73%	39%	39%
November 2015	54%	90%	0%	39%	39%
December 2015 (ex-date 12/18/15)	41%	41%	41%	41%	41%
December 2015 (ex-date 12/30/15)	42%	45%	47%	40%	40%
January 2016	24%	38%	0%	16%	16%
February 2016	22%	31%	100%	16%	16%
March 2016	21%	34%	0%	16%	16%
April 2016	19%	23%	40%	16%	16%
May 2016	22%	35%	0%	16%	16%
June 2016	20%	26%	69%	16%	16%
July 2016	18%	22%	33%	16%	16%
Fidelity Income Replacement 2028 Fund
August 2015	43%	72%	100%	31%	31%
September 2015	55%	91%	0%	42%	42%
October 2015	48%	55%	79%	42%	42%
November 2015	58%	93%	0%	42%	42%
December 2015 (ex-date 12/18/15)	43%	43%	43%	43%	43%
December 2015 (ex-date 12/30/15)	45%	48%	53%	42%	42%
January 2016	38%	44%	0%	18%	18%
February 2016	23%	35%	100%	18%	18%
March 2016	25%	41%	0%	18%	18%
April 2016	21%	26%	47%	18%	18%
May 2016	25%	40%	0%	18%	18%
June 2016	22%	28%	69%	18%	18%
July 2016	21%	24%	45%	18%	18%
Fidelity Income Replacement 2030 Fund
August 2015	44%	69%	0%	32%	32%
September 2015	59%	100%	0%	45%	45%
October 2015	50%	56%	82%	44%	44%
November 2015	63%	98%	0%	45%	45%
December 2015 (ex-date 12/18/15)	45%	45%	45%	45%	45%
December 2015 (ex-date 12/30/15)	47%	49%	52%	45%	45%
January 2016	30%	69%	0%	20%	20%
February 2016	26%	59%	0%	20%	20%
March 2016	29%	41%	0%	20%	20%
April 2016	23%	28%	100%	20%	20%
May 2016	28%	44%	0%	20%	20%
June 2016	24%	31%	77%	20%	20%
July 2016	23%	27%	41%	20%	20%
Fidelity Income Replacement 2032 Fund
August 2015	46%	87%	0%	33%	33%
September 2015	62%	96%	0%	46%	46%
October 2015	52%	56%	87%	46%	46%
November 2015	67%	100%	0%	46%	46%
December 2015 (ex-date 12/18/15)	47%	47%	47%	47%	47%
December 2015 (ex-date 12/30/15)	49%	51%	57%	46%	46%
January 2016	32%	0%	0%	21%	21%
February 2016	28%	40%	0%	21%	21%
March 2016	30%	56%	0%	21%	21%
April 2016	24%	30%	55%	21%	21%
May 2016	29%	49%	0%	21%	21%
June 2016	26%	34%	82%	21%	21%
July 2016	24%	28%	44%	21%	21%
Fidelity Income Replacement 2034 Fund
August 2015	49%	84%	0%	35%	35%
September 2015	67%	100%	0%	47%	47%
October 2015	54%	62%	90%	47%	47%
November 2015	66%	100%	0%	47%	47%
December 2015 (ex-date 12/18/15)	48%	48%	48%	48%	48%
December 2015 (ex-date 12/30/15)	50%	52%	59%	48%	48%
January 2016	32%	68%	0%	20%	20%
February 2016	27%	100%	0%	21%	21%
March 2016	29%	57%	0%	20%	20%
April 2016	24%	29%	55%	20%	20%
May 2016	27%	42%	0%	20%	20%
June 2016	25%	32%	79%	20%	20%
July 2016	24%	28%	43%	20%	20%
Fidelity Income Replacement 2036 Fund
August 2015	49%	98%	0%	32%	32%
September 2015	64%	95%	0%	48%	48%
October 2015	55%	64%	95%	48%	48%
November 2015	70%	100%	0%	48%	48%
December 2015 (ex-date 12/18/15)	51%	51%	51%	51%	51%
December 2015 (ex-date 12/30/15)	52%	55%	61%	50%	50%
January 2016	35%	97%	0%	21%	21%
February 2016	30%	48%	0%	22%	22%
March 2016	31%	56%	0%	22%	22%
April 2016	27%	32%	58%	22%	22%
May 2016	32%	55%	0%	22%	22%
June 2016	28%	36%	98%	22%	22%
July 2016	26%	31%	51%	22%	22%
Fidelity Income Replacement 2038 Fund
August 2015	51%	93%	0%	36%	36%
September 2015	68%	100%	0%	50%	50%
October 2015	56%	65%	94%	50%	50%
November 2015	71%	100%	0%	50%	50%
December 2015 (ex-date 12/18/15)	51%	51%	51%	51%	51%
December 2015 (ex-date 12/30/15)	53%	55%	63%	50%	50%
January 2016	36%	100%	0%	22%	22%
February 2016	30%	47%	0%	22%	22%
March 2016	32%	57%	0%	22%	22%
April 2016	26%	31%	53%	22%	22%
May 2016	44%	52%	0%	22%	22%
June 2016	27%	36%	94%	22%	22%
July 2016	26%	30%	48%	22%	22%
Fidelity Income Replacement 2040 Fund
August 2015	52%	88%	0%	37%	37%
September 2015	72%	100%	0%	51%	51%
October 2015	58%	69%	100%	51%	51%
November 2015	77%	100%	0%	52%	52%
December 2015 (ex-date 12/18/15)	53%	53%	53%	53%	53%
December 2015 (ex-date 12/30/15)	55%	55%	63%	52%	52%
January 2016	38%	100%	0%	24%	24%
February 2016	32%	52%	0%	23%	23%
March 2016	33%	63%	0%	23%	23%
April 2016	27%	34%	62%	23%	23%
May 2016	34%	60%	0%	23%	23%
June 2016	28%	37%	95%	23%	23%
July 2016	27%	32%	51%	23%	23%
Fidelity Income Replacement 2042 Fund
August 2015	54%	98%	0%	37%	37%
September 2015	71%	100%	0%	52%	52%
October 2015	60%	69%	90%	52%	52%
November 2015	77%	100%	0%	52%	52%
December 2015 (ex-date 12/18/15)	53%	53%	53%	53%	53%
December 2015 (ex-date 12/30/15)	54%	57%	62%	52%	52%
January 2016	49%	0%	0%	25%	25%
February 2016	33%	55%	0%	25%	25%
March 2016	35%	63%	0%	24%	24%
April 2016	29%	36%	67%	24%	24%
May 2016	36%	75%	0%	24%	24%
June 2016	30%	40%	100%	24%	24%
July 2016	28%	34%	54%	24%	24%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	23,485,695,172.82	97.873
Withheld	510,412,850.89	2.127
TOTAL	23,996,108,023.71	100.000
John Engler
Affirmative	23,396,775,263.01	97.503
Withheld	599,332,760.70	2.497
TOTAL	23,996,108,023.71	100.000
Albert R. Gamper, Jr.
Affirmative	23,408,625,557.99	97.552
Withheld	587,482,465.72	2.448
TOTAL	23,996,108,023.71	100.000
Robert F. Gartland
Affirmative	23,466,064,780.31	97.792
Withheld	530,043,243.40	2.208
TOTAL	23,996,108,023.71	100.000
Abigail P. Johnson
Affirmative	23,449,693,125.04	97.723
Withheld	546,414,898.67	2.277
TOTAL	23,996,108,023.71	100.000
Arthur E. Johnson
Affirmative	23,433,937,136.83	97.658
Withheld	562,170,886.88	2.342
TOTAL	23,996,108,023.71	100.000
Michael E. Kenneally
Affirmative	23,472,891,022.59	97.820
Withheld	523,217,001.12	2.180
TOTAL	23,996,108,023.71	100.000
James H. Keyes
Affirmative	23,409,640,697.18	97.556
Withheld	586,467,326.53	2.444
TOTAL	23,996,108,023.71	100.000
Marie L. Knowles
Affirmative	23,434,534,070.88	97.660
Withheld	561,573,952.83	2.340
TOTAL	23,996,108,023.71	100.000
Geoffrey A. von Kuhn
Affirmative	23,442,506,227.29	97.693
Withheld	553,601,796.42	2.307
TOTAL	23,996,108,023.71	100.000
Proposal 1 reflects trust wide proposal and voting results.

RW-ANN-0916
1.848175.108

Item 2.

Code of Ethics

As of the end of the period, July 31, 2016, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2018 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2020 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2022 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2024 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2026 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2028 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2030 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2032 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2034 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2036 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2038 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2040 Fund	$22,000	$-	$5,100	$700
Fidelity Income Replacement 2042 Fund	$22,000	$-	$5,100	$700

July 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2018 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2020 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2022 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2024 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2026 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2028 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2030 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2032 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2034 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2036 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2038 Fund	$20,000	$-	$4,900	$600
Fidelity Income Replacement 2040 Fund	$20,000	$-	$4,900	$600
Fidelity Income Replacement 2042 Fund	$20,000	$-	$4,900	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2016A	July 31, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$175,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2016 A	July 31, 2015 A
Deloitte Entities	$155,000	$610,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 27, 2016